AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 28, 2021
File No. 33-67386
811-09154

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-effective Amendment No. 36
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF
1940
Amendment No. 116
Lincoln Benefit Life Variable Life Account
(Exact Name of Registrant)
Lincoln Benefit Life Company
(Name of Depositor)
1221 N Street, Suite 200
Lincoln, Nebraska 68508
(Address of Depositor’s principal executive offices)
ERIK BRAUN
Lincoln Benefit Life Company
1221 N Street, Suite 200
Lincoln, Nebraska 68508
1-888-674-3667
(Name and address of agent for service)
Approximate Date of Proposed Public Offering: As soon as practicable after effective date.
It is proposed that this filing will become effective:
immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on May 1, 2021 pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a) of Rule 485
on pursuant to paragraph (a) of Rule 485
The Registrant has registered an indefinite amount of securities under the Securities Act of 1933, pursuant to Section 24 of the Investment Company Act of 1940.

Investor’s Select Variable Universal Life Insurance Policy Prospectus
Flexible Premium Variable Universal Life Insurance Policies

Issued by:
Lincoln Benefit Life Company

In connection with:
Lincoln Benefit Life Variable Life Account

Street Address:
2940 S. 84th Street
Lincoln, NE 68506-4142

Mailing Address:
P.O. Box 660191
Dallas, TX 75266-0191

Telephone Number: 1-800-865-5237
Fax Number: 1-866-525-5433

May 1, 2021

This Prospectus describes the Investor’s Select Flexible Premium Variable Universal Life Insurance Policies (the "Policies"). Since December 31, 2003, the Policies are no longer offered for sale.
These Policies are individual flexible premium variable adjustable life insurance Policies, the purpose of which is primarily to provide both life insurance protection and flexibility in connection with Premium payments and Death Benefits. Subject to certain restrictions, you may vary the frequency and amount of Premium payments and increase or decrease the level of life insurance benefits payable under the Policies.
Additional information about certain investment products, including variable life insurance, has been prepared by the Securities and Exchange Commission’s (“SEC”) staff and is available at Investor.gov.
NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
LINCOLN BENEFIT LIFE COMPANY DOES NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

i PROSPECTUS

Capitalized terms used in this prospectus are defined where first used or in the Definitions beginning on page iii of this prospectus.
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Definitions
Please refer to this list for the meaning of the following terms:
Accumulation Unit - An accounting unit of measurement, which we use to calculate the value of a Sub-Account.
Age - The Insured’s age at his or her last birthday.
Attained Age - The Insured’s age at the last Policy Anniversary.
Beneficiary(ies) - The person(s) named by you to receive the Death Benefit under the Policy.
Death Benefit - The amount payable to the Beneficiary under the Policy upon the death of the Insured, before payment of any unpaid Policy Debt or Policy Charges.
Face Amount - The initial amount of insurance under your Policy, adjusted for any changes in accordance with the terms of your Policy.
Fixed Account - The portion of the Policy Value allocated to our general account.
Grace Period - A 61-day period during which the Policy remains in force so as to permit you to pay sufficient additional Premium to keep the Policy from lapsing.
Guaranteed Minimum Death Benefit, GMDB - A feature under which we guarantee that, regardless of declines in your Policy Value, your Policy does not enter the Grace Period if your total Premiums paid since the Issue Date, less any partial withdrawals and outstanding Policy Debt, are at least as great as either the monthly Safety Net Premium or monthly Lifetime Guarantee Premium amount times the number of months since the Issue Date.
Insured - The person whose life is Insured under the Policy.
Issue Date - The date on which the Policy is issued, which shall be used to determine Policy Anniversaries, Policy Years and Policy Months.
Lapse Determination Value - The value that must be available to pay a Monthly Deduction in order for the Policy to remain in force. If you have no outstanding Policy Debt, the Lapse Determination Value equals the Policy Value. Otherwise, it equals the Net Surrender Value.
Loan Account - An account established for amounts transferred from the Sub-Accounts and the Fixed Account as security for outstanding Policy loans.
Maturity Date - The Policy Anniversary following the Insured’s 100th birthday.
Monthly Automatic Payment - A method of paying a Premium each month automatically, for example by bank draft or salary deduction.
Monthly Deduction - The amount deducted from Policy Value on each Monthly Deduction Day for the policy fee, annual administrative expense charge when due, cost of insurance charge, and the cost of any benefit riders.
Monthly Deduction Day - The same day in each month as the Issue Date. If a month does not have that day, the deduction will be made as of the last day of the month. The day of the month on which Monthly Deductions are taken from your Policy Value.
Net Death Benefit - The Death Benefit, less any Policy Debt.
Net Investment Factor - The factor we use to determine the change in value of an Accumulation Unit in any Valuation Period. We determine the Net Investment Factor separately for each Sub-Account.
Net Policy Value - The Policy Value, less any Policy Debt.
Net Premium - The Premium less the Premium Charge.
Net Surrender Value - The Policy Value less any applicable surrender charges and less any unpaid Policy Debt. The Net Surrender Value must be positive for the Policy to remain in effect, unless the Guaranteed Minimum Death Benefit feature is in effect.
Policy Anniversary - The same day and month as the Issue Date for each subsequent year the Policy remains in force.
Policy Debt - The sum of all unpaid Policy loans and accrued loan interest.
Policy Month - A one month period beginning on the same day of the month as the issue date of the policy.
Policy Owner (“You” “Your”) - The person(s) having the rights and privileges of ownership defined in the Policy. The Policy Owner may or may not be the same person as the Insured. If your Policy is issued pursuant to a retirement plan, your ownership privileges may be modified by the plan.
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Policy Value - The sum of the values of your interests in the Sub-Accounts of the Separate Account, the Fixed Account and the Loan Account. The amount from which the Monthly Deductions are made and the Death Benefit is determined.
Policy Year - Each twelve-month period beginning on the Issue Date and each Policy Anniversary.
Portfolio(s) - The underlying funds in which the Sub-Accounts invest. Each Portfolio is an investment company registered with the SEC or a separate investment series of a registered investment company.
Premium - Amounts paid to us as premium for the Policy by you or on your behalf.
Qualified Plan - A pension or profit-sharing plan established by a corporation, partnership, sole proprietor or other eligible organization that is qualified for favorable tax treatment under Section 401(a) or 403(b) of the Tax Code.
SAI - Statement of Additional Information, which is available upon request.
Separate Account - The Lincoln Benefit Life Variable Life Account, which is a segregated investment account of Lincoln Benefit.
Sub-Account - A subdivision of the Separate Account, which invests wholly in shares of one of the Portfolios.
Surrender Value - The Policy Value less any applicable surrender charges.
Tax Code, Code - The Internal Revenue Code of 1986, as amended.
Valuation Date - Each day the New York Stock Exchange is open for business. We do not determine Accumulation Unit Value on days on which the New York Stock Exchange is closed for trading.
Valuation Period - The period of time over which we determine the change in the value of the Sub-Accounts in order to price Accumulation Units. Each Valuation Period begins at the close of normal trading on the NYSE, currently 4:00 p.m. Eastern time, on each Valuation Date and ends at the close of the NYSE on the next Valuation Date.
We, Us, Our - Our company, Lincoln Benefit Life Company, sometimes referred to as “Lincoln Benefit.”
You, Your - The person having the rights and privileges of ownership in the Policy.
iv PROSPECTUS

Important Information You Should Consider About the Policy

Fees and Expenses
Charges for Early Withdrawals
If you surrender your Policy within the first 12 Policy Years, you will be assessed a surrender charge of up to $50.66 per $1,000 of Face Amount. See “Charges and Deductions- Surrender Charge” on page 11.

For example, if you surrender your Policy within the first 12 Policy Years, you could pay a surrender charge of up to $5,066 on a $100,000 Face Amount.

Transaction Charges
In addition to surrender charges, you may also be charged for other transactions, such as a Premium Expense Charge when you pay a Premium, a Surrender Charge when you Surrender your Policy during the first 9 Policy Years, a Partial Withdrawal Service Fee when you make a withdrawal, a Transfer Fee for certain Transfers of Policy Value, and interest when you have a Policy Loan. See "Fee Tables - Transaction Fees" beginning on page 4.

Ongoing Fees and Expenses (as Annual Charges)
In addition to surrender charges and transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance ("COI") under the Policy and the cost of optional benefits available under the Policy. Such fees and expenses are set based on characteristics of the insured (e.g., age, sex, and rating classification). You should view the Policy specifications page of your Policy for rates applicable to the Policy.

You will also bear expenses associated with the Portfolios under the Policy, as shown in the following table:

	Annual Fee	Minimum	Maximum
	Investment Options (Portfolio fees and expenses)	0.10%	1.25%
	For more information on ongoing fees and expenses, see "Fee Tables" beginning on page 4.

Risks
Risk of Loss	You can lose money by investing in the Policy, including loss of principal. See “Principal Risks of Investing in the Policy” beginning on page 7.
Not a Short-Term Investment
The Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Before purchasing a Policy for a specialized purpose, you should consider whether the long-term nature of the Policy is consistent with the purpose for which it is being considered. See "Principal Risk of Investing in the Policy" beginning on page 7.

Risks Associated with Investment Options
An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the investment options, or Portfolios, available under the Policy. Each Portfolio (including any fixed account investment option) will have its own unique risks, and investors should review these investment options before making an investment decision. See "Principal Risk of Investing in the Policy" beginning on page 7 and "Portfolios and the Fixed Account" beginning on page 9.

Insurance Company Risks
An investment in the Policy is subject to the risks related to the Depositor, Lincoln Benefit, including that any obligations (including under any fixed account investment options), guarantees, or benefits are subject to the claims-paying ability of the Depositor. More information about the Depositor including its financial strength ratings is available upon request by calling toll-free 1-844-768-6780. See "Principal Risk of Investing in the Policy" beginning on page 7 and "Lincoln Benefit Life Company and the Separate Account" beginning on page 8.

Contract Lapse
Your Policy could terminate if the value of your Policy becomes too low to support the Policy's monthly charges and one of the Guaranteed Minimum Death Benefit ("GMDB") features is not in effect. Your Policy may also lapse due to insufficient Premium payments, withdrawals, unpaid loans or loan interest.

There is a cost associated with reinstating a lapsed Policy. Death benefits will not be paid if the Policy has lapsed. See “Lapse and Reinstatement.” See “Principal Risk of Investing in the Policy” beginning on page 7, “Lapse and Reinstatement” beginning on page 28, “Policy Loans” beginning on page 27 and “Purchase of Policy and Premiums” beginning on page 15.

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Restrictions
Investment Options
You currently may not have Policy Value in more than twenty-one (21) investment options, counting each Sub-Account and the Fixed Account as one option. See “Transfers” on page 18.

While you also may transfer amounts from the Fixed Account, certain restrictions may apply. See “Transfers” on page 18.

Transfers are subject to the excessive trading and market timing policies described in this Prospectus. See “Transfers - Market Timing & Excessive Trading” beginning on page 20.

If the shares of any of the Portfolios are no longer available for investment by the Separate Account or if, in the judgment of our management, further investment in the shares of a Portfolio is no longer appropriate in view of the purposes of the Policy, we may add or substitute shares of another Portfolio or underlying fund for Portfolio shares already purchased or to be purchased in the future by Premiums under the Policy. Any substitution of securities will comply with the requirements of the 1940 Act. See “Portfolios and the Fixed Account” beginning on page 9.

Optional Benefits
Optional benefits are subject to additional charges. Certain optional benefits are available only at the time your Policy is issued and may not be available for all Insureds. See “Optional Benefits Under the Policy” beginning on page 23.

Taxes
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Policy. There is no additional tax benefit to the investor if the Policy is purchased through a tax-qualified plan or individual retirement account (“IRA”). Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties. See “Federal Taxes” beginning on page 29

Conflicts of Interest
Investment Professional Compensation
Some investment professionals have and may continue to receive compensation for selling the Policy to investors, which may include commissions, revenue sharing, compensation from affiliates and third parties. These investment professionals may have a financial incentive to offer or recommend the Policy over another investment. See “Distribution” beginning on page 14.

Exchanges
Some investment professionals may have a financial incentive to offer an investor a new policy in place of the one he or she already owns. You should only exchange your Policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own the existing Policy.

2 PROSPECTUS

Overview of the Policy
1. What is the Policy and what is it designed to do?

Your Policy is the Flexible Premium Variable Universal Life Insurance Policy, the purpose of which is primarily to provide both life insurance protection and flexibility in connection with Premium Payments and Death Benefit. Your Policy is a “flexible premium” policy because you have a great amount of flexibility in determining when and how much Premium you want to pay. Your Policy is a “variable” policy because the Death Benefit and Policy Value vary according to the investment performance of the Sub-Accounts to which you have allocated your Premiums. The Policy provides you with an opportunity to take advantage of any increase in your Policy Value but you also bear the risk of any decrease.
Because the Policy is designed to provide benefits on a long-term basis and is not intended for short-term investing, the Policy may not be appropriate for people who have a short-term investment horizon.
2. What are the Premiums for this Policy?
You have considerable flexibility as to the timing and amount of your Premiums. You have a required first year Premium for your Policy, which is based on your Policy’s Face Amount and the Insured’s age, sex and risk class. You do not have to pay the required Premium after the first Policy Year. However, to take advantage of the Guaranteed Minimum Death Benefit (“GMDB”) feature you must pay the cumulative monthly guarantee premiums due. If you allow the GMDB feature to terminate, you must pay enough Premium so that your Lapse Determination Value can pay Monthly Deductions. Otherwise, you may pay any level of Premium, as long as the Premium would not cause your Policy to lose its status as a life insurance contract under the Tax Code. For more information, please see “Purchase of Policy and Premiums” on page 15 and “Federal Taxes” beginning on page 29.
You also may establish a planned periodic Premium. You are not required to pay the planned periodic Premium and we will not terminate your Policy merely because you did not. However, payment of insufficient premiums may result in a lapse of the Policy. Your Policy could terminate if the value of your Policy becomes too low to support the Policy’s monthly charges and one of the GMDB features is not in effect. Your Premiums are invested in one or more of the Sub-Accounts or allocated to the Fixed Account, as you instruct us. Before your Premiums are allocated to the Policy Value, we deduct a Premium Expense Charge of 2.50%. For more detail, see “Appendix A – Portfolios Available Under Your Policy” for a listing of the Sub-Accounts currently available under the Policy and see “Charges and Deductions” on page 11 for information on the Premium Expense Charge. Additional information about each Portfolio is provided in an appendix to the prospectus. See “Appendix A – Portfolios Available Under Your Policy.”
3. What are the primary features and options that the Policy offers?
A.Choice of Death Benefit Options. While your Policy is in force, we will pay a Death Benefit to the Beneficiary upon the death of the Insured. The Policy provides for two Death Benefit options you may choose between while the Insured is alive. Under Option 1, the Death Benefit is equal to the greater of your Policy’s Face Amount or the Policy Value multiplied by a specified percentage. Under Option 2, the Death Benefit is equal to the greater of your Policy’s Face Amount plus the Policy Value on the Insured’s date of death or the Policy Value multiplied by a specified percentage. Decreases in the Policy Value never cause the Death Benefit to be less than the Face Amount. Before we pay the Death Benefit to the Beneficiary, however, we subtract an amount sufficient to repay any outstanding Policy Debt and to pay any due and unpaid charge. For additional information, please see “Policy Loans” on page 27, “Standard Death Benefits” on page 21 and “Optional Benefits Under the Policy" on page 22.
B.Monthly Guarantee Premiums. The Policy offers a Guaranteed Minimum Death Benefit feature with two levels of monthly guarantee premiums – the Lifetime Guarantee Premium and the Safety Net Premium. This feature provides assurance that coverage will remain in force for specified periods regardless of changes in Policy Value.
a.Lifetime Guarantee Premium. We guarantee that, during the Insured’s Lifetime, even if the Lapse Determination Value is not sufficient to pay the Monthly Deductions, your Policy (including any riders) will stay in force as long as your total Premiums, minus partial withdrawals and Policy Debt, at least equal the product of the monthly Lifetime Guarantee Premium times the number of months since the Issue Date. This feature may not be available in all states. For additional discussion, see “Purchase of Policy and Premiums - Monthly Guarantee Premiums”.
b.Safety Net Premium. If your total Premiums minus partial withdrawals and Policy Debt at least equal the sum of the monthly Safety Net Premium times the number of months since the Issue Date, we guarantee that your Policy (including any riders) will remain in force during a specified period even if
3 PROSPECTUS

the Lapse Determination Value becomes insufficient to cover Monthly Deductions. The specified period varies by Issue Age as follows:
i.for issue ages 0-55: to the Insured’s Attained Age 65;
ii.for issue ages 56-70: 10 Policy Years; or
iii.for issue ages 71-79: to the Insured’s Attained Age 80.
For additional discussion, see “Purchase of Policy and Premiums - Monthly Guarantee Premiums”.
C.Change to Face Amount. You have considerable flexibility to increase or decrease your Policy’s Face Amount. You may request an increase and/or a decrease after the fifth Policy Year by sending a written request to us. Your requested increase must be at least $10,000. If you request an increase, you must provide evidence of insurability to us that meets our standards. An increase in the Face Amount increases the charges deducted from your Policy Value. You may not decrease the Face Amount of your Policy below $25,000. We do not permit a Face Amount change if the Policy is in the Grace Period. For more detail, see “Standard Death Benefits - Change to Face Amount” on page 22. In addition, modifying your Policy’s Face Amount might have tax ramifications. For an additional discussion, please see “Federal Taxes” beginning on page 29.
D.Surrenders and Withdrawals. You may surrender your Policy at any time for its Net Surrender Value. Upon surrender, life insurance coverage under your Policy ends. We may subtract a surrender charge from your surrender proceeds during the first twelve Policy Years and the first twelve years following an increase to the Face Amount. For more information concerning the calculation of surrender charges, see “Charges and Deductions - Surrender Charge” on page 13.
You also may withdraw part of your Policy Value through a partial withdrawal, which must equal at least $250. In addition, the maximum partial withdrawal amount may not reduce the Face Amount below $25,000. For more detail, see “Surrenders and Withdrawals” on page 26. Surrenders and withdrawals may have tax consequences. For an additional discussion, please see “Principal Risks of Investing in the Policy” on page 7 and “Federal Taxes" beginning on page 29.
E.Loans. You may borrow money from us using your Policy as security for the loan. The maximum loan amount is equal to 90% of the Surrender Value. Other restrictions may apply if your Policy is issued in connection with a Qualified Plan. For more detail, see “Policy Loans” on page 26. For a discussion regarding the possible tax consequences of loans, see “Federal Taxes” beginning on page 29.
F.Transfers. You may transfer Policy Value among the Sub-Accounts and the Fixed Account by writing to or calling us at the address or telephone number shown on the first page of this Prospectus. While you also may transfer amounts from the Fixed Account, certain restrictions may apply. While we currently are waiving the transfer fee, we reserve the right under your Policy to charge a transfer fee on certain transfers. See “Transfers” on page 18.
In addition, you may use our automatic Dollar Cost Averaging Program or our Portfolio Rebalancing Program, though you may not use both at the same time. For additional information, please see “Transfers - Dollar Cost Averaging” on page 19.
G.Optional Insurance Benefits. You may ask to add one or more riders to your Policy to provide additional optional insurance benefits, which are subject to additional charges. For a list of all the riders we currently offer and the benefits provided under each rider, see “Optional Benefits Under the Policy” beginning on page 23.

Fee Tables
The following tables describe the fees and expenses that you pay when buying, owning and surrendering the Policy. Please refer to the Policy specifications page for information about the specific fees you will pay each year based on the options you have selected.

The first table describes the maximum fees and expenses that you pay at the time that you buy the Policy, or surrender or make withdrawals from the Policy, or transfer cash value between investment options.
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Transaction Fees

Charge	When Charge is Deducted	Amount Deducted
Premium Charge	When you pay a Premium.	2.5% of the Premium amount.

Surrender Charge (per $1,000 of Face Amount)(1)	When you surrender your Policy during the first 12 Policy Years.

Minimum and Maximum Initial Surrender Charge:		Minimum: $2.27 per $1,000. Maximum: $50.66 per $1,000

Initial Surrender Charge for 40 year-old male non-smoker, $150,000 Face Amount		$8.14 per $1,000.

Transfer Fee(2)	Each transfer after the first in each calendar month.	$25.00 maximum; $0 current

(1)The initial amount of the surrender charge generally equals the Initial Face Amount of your Policy multiplied by the applicable rate per thousand dollars of Face Amount. The applicable rate depends on the Premium, Insured’s age at issue, sex and status as a nonsmoker or smoker. For partial withdrawals made during the first twelve Policy Years, we assess a proportionate percentage of the surrender charge. The proportionate percentage is the amount of the partial withdrawal requested divided by the surrender value. When a partial withdrawal is assessed, we will reduce any remaining surrender charges in a proportionate manner. An additional surrender charge is imposed if you increase your Policy’s Face Amount. The surrender charge shown in the table above may not be representative of the charge you would pay. For more information about the surrender charge that would apply to your Policy, please contact us at the address or telephone number shown on the first page of this Prospectus or contact your agent.
(2)Currently, we are waiving this fee.
The table below describes the fees and expenses that you pay periodically during the time that you own the Policy, not including the Portfolio Company fees and expenses. If you chose to purchase an Optional Benefit, you will pay additional charges, as shown below.

Periodic Charges Other Than Annual Portfolio Company Operating Expenses

Charge	When Charge is Deducted	Amount Deducted
Base Contract Charges:
Cost of Insurance (per $1,000 Net Amount at Risk)(1):	Monthly
Minimum Charge		$0.06 per $1,000
Maximum Charge		$83.33 per $1,000
Maximum Charge for a Representative Insured: male, age 40, nonsmoker		$83.33 per $1,000
Policy Fee	Monthly	5.00
Administrative Expense Charge	Yearly
Annual Rate for Policy Years 1-12:		0.20% of the Policy Value
Annual Rate for Policy Years 13+:		0.00%
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Risk Charge (as a percentage of total monthly Sub-Account Value)(2)	Daily
Maximum Annual Rate for all Policy Years:		0.90%
Net Loan Interest Rate(3)(4)	Accrued daily and payable at the end of each Policy Year, when you have a Policy loan
Maximum Net Loan Interest for a Standard Loan		2%
Maximum Net Loan Interest for a Preferred Loan		0%
Optional Benefit Charges:
Children’s Level Term Rider (per $5,000 unit of coverage)	Monthly	$2.50 per unit
Accidental Death Benefit Rider (per $1,000 of benefit amount)(5)	Monthly
Minimum Cost of Insurance Charge:		$0.08 per $1,000
Maximum Cost of Insurance Charge:		$0.13 per $1,000
Charge for a Representative Insured: male, age 40, nonsmoker		$0.10 per $1,000
Continuation of Premium Rider (per $100 of benefit amount)(6)	Monthly
Minimum Cost of Insurance Charge:		$0.23 per $100
Maximum Cost of Insurance Charge:		$1.54 per $100
Charge for a Representative Insured: male, age 40, nonsmoker		$0.41 per $100
Additional Insured Rider (per $1,000 of benefit amount)(7)	Monthly
Minimum Cost of Insurance Charge:		$0.06 per $1,000
Maximum Cost of Insurance Charge:		$83.33 per $1,000
Maximum Charge for a Representative Insured: male, age 40, nonsmoker		$83.33 per $1,000
Primary Insured Term Insurance Benefit Rider (per $1,000 of benefit amount)(8)	Monthly
Minimum Cost of Insurance Charge:		$0.06 per $1,000
Maximum Cost of Insurance Charge:		$83.33 per $1,000
Maximum Charge for a Representative Insured: male, age 40, nonsmoker		$83.33 per $1,000
Accelerated Death Benefit Rider, Terminal Illness(9)	N/A	N/A

(1)The cost of insurance charge varies based on individual characteristics such as the age, Policy Year, underwriting class, Face Amount and sex of the Insured. The cost of insurance charge increases as the Insured ages. We determine the current cost of insurance rates, but we guarantee that we will never charge you a higher cost of insurance rate than the guaranteed rate shown in your Policy. We calculate a separate cost of insurance charge for any increase in the Face Amount based on the Insured’s circumstances at the time of the increase. For more information about the calculation of the cost of insurance charges, see “Charges and Deductions”. The current minimum, maximum, and Maximum Charge for a Representative Insured: male, age 40, non-smoker, $150, 000 Face Amount are $0.06 per $1,000, $24.83 per $1,000, and $19.27 per $1,000, respectively.
(2)The current annual rate for all Policy Years is 0.70%. The daily equivalent of the risk charge is deducted from the Accumulation Unit Values on each Valuation Date. The daily risk charge is currently 0.000019178, guaranteed not to exceed 0.000024658 thereafter..
We currently do not deduct a separate charge against the Separate Account for income taxes. In the future, however, we may impose such a charge if in our sole discretion we determine that we will incur a tax from the operation of the Separate Account.
(3)The net loan interest rate represents the difference between the interest rate we charge on the loan and the interest rate that is credited to the loan amount once it is moved to the Loan Account. We are currently crediting 4% to the amount allocated to the Loan Account. For more information, see “Policy Loans”.
(4)Upon expiration of the initial surrender charge period, all new and existing loans will be treated as preferred loans.
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(5)The applicable charge depends on the Insured’s age when the Rider is added to your Policy. The charge shown in the table above may not be representative of the charge you would pay. For more information about the charge that would apply to your Rider, please contact us at the address or telephone number shown on the first page of this Prospectus, or contact your agent.
(6)The applicable charge depends on the Insured’s sex and age when the Rider is added to your Policy. The charge shown in the table above may not be representative of the charge you would pay. For more information about the charge that would apply to your Rider, please contact us at the address or telephone number shown on the first page of this Prospectus, or contact your agent.
(7)The applicable charge depends on the Additional Insured’s age, sex and underwriting status when the Rider is added to your Policy. This Rider no longer may be added to your Policy. The charge shown in the table above may not be representative of the charge you would pay. For more information about the charge that applies to your Rider, please contact us at the address or telephone number shown on the first page of this Prospectus, or contact your agent. The current minimum, maximum, and maximum charge for a representative Insured: male, age 40, non-smoker, $150, 000 Face Amount are $0.07 per $1,000, $24.66 per $1,000, and $19.60 per $1,000, respectively.
(8)The applicable charge depends on the Insured’s age at issue, sex and underwriting status. The charge shown in the table above may not be representative of the charge you would pay. For more information about the charge that would apply to your Rider, please contact us at the address or telephone number shown on the first page of this Prospectus, or contact your agent. The current minimum, maximum, and maximum charge for a representative Insured: male, age 40, non-smoker, $150, 000 Face Amount are $0.05 per $1,000, $24.66 per $1,000, and $19.60 per $1,000, respectively.
(9)There is no additional cost for this Rider. The Accelerated Death Benefit Rider, Terminal Illness Rider may be added to your Policy at any time.

Portfolio Annual Operating Expenses (As a Percentage of Portfolio Average Daily Net Assets)
The following table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Policy. A complete list of Portfolios available under the Policy, including their annual expenses, may be found at the back of this document.

	Minimum	Maximum
Total Annual Operating Expenses (1) (expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (12b-1) fees, and other expenses)	0.10%	1.25%
(1)Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2020.

Principal Risks of Investing in the Policy
Investment Risk. Your Policy Value may vary according to the investment performance of the Sub-Accounts to which you have allocated your Premiums. Each of the Sub-Accounts invests in the shares of one of the Portfolios. Each Portfolio is either an open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”) or a separate investment series of an open-end management investment company. Each Portfolio holds its assets separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies, which are described in the Prospectuses for the Portfolios. Each Portfolio operates as a separate investment fund, and the income, gains and losses of one Portfolio generally have no effect on the investment performance of any other. Under the Policy, the Sub-Accounts currently invest in the Portfolios set forth in this Prospectus. Some of the Sub-Accounts described in this Prospectus may not be available under your Policy.
We cannot guarantee that the Portfolios will meet their investment objectives. Amounts you have allocated to Sub- Accounts may grow in value, decline in value or grow less than you expect, depending on the investment performance of the Portfolios in which those Sub-Accounts invest. You bear the investment risk that those Portfolios possibly will not meet their investment objectives. A description of each Portfolio’s investment policies and a comprehensive statement of each Portfolio’s risks may be found in its Prospectus. For additional information, please see “Portfolios and the Fixed Account” and “Appendix A – Portfolios Available Under Your Policy.”
Policy for Long-Term Protection. The Policy is designed to provide benefits on a long-term basis and is not suitable for short-term life insurance protection nor for short-term investing. Before purchasing a Policy for a specialized purpose, you should consider whether the long-term nature of the Policy is consistent with the purpose for which it is being considered.
Policy Lapse. Your Policy could terminate if the value of your Policy becomes too low to support the Policy’s monthly charges and the Guaranteed Minimum Death Benefit feature is not in effect. If this occurs, we notify you in writing. You will then have a 61-day Grace Period to pay additional amounts to prevent your Policy from terminating. See “Lapse and Reinstatement”. If you have any outstanding Policy Loans when your Policy lapses, you may have taxable income as a result. See “Federal Taxes”.
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Risks Involved with Specialized Uses of the Policy. Because the Policy provides for an accumulation of Policy Values as well as Death Benefit, you may wish to use it for various individual and business planning purposes. Purchasing the Policy in part for such purposes may involve certain risks. For example, if the investment performance of the Sub-Accounts is poorer than expected or if sufficient Premiums are not paid, the Policy may lapse or may not accumulate sufficient Policy Value to fund the purpose for which you purchased the Policy. Withdrawals and Policy Loans may significantly affect current and future Policy Value, Surrender Value or Death Benefit proceeds. The Policy is designed to provide benefits on a long-term basis. Before purchasing a Policy for a specialized purpose, you should consider whether the long-term nature of the Policy is consistent with the purpose for which it is being considered. In addition, using a Policy for a specialized purpose may have tax consequences. See “Federal Taxes”.
Limitations on Withdrawal. After the first Policy Year, withdrawals are permitted. As noted above, the minimum withdrawal amount permitted is $250, and maximum partial withdrawal amount may not reduce the Face Amount below $25,000. We impose a proportionate percentage of the surrender charge on each withdrawal. Please note that withdrawals reduce your Policy’s Death Benefit. See “Surrender and Withdrawals - Partial Withdrawal”. In addition, withdrawals may have tax consequences. See “Federal Taxes”.
Limitations on Transfer. We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account. In addition, while we currently are not charging a transfer fee, the Policy gives us the right to impose a transfer fee of up to $25 in certain circumstances. If allowed in your state, we reserve the right to limit transfers in any Policy Year, or to refuse any transfer request for a Policy Owner or certain Policy Owners. For example, we reserve the right to limit excessive trading and transfers that would disadvantage Policy Owners or have a detrimental effect on Accumulation Unit Values or the share price of any Portfolio. See “Transfers - Trading Limitations”.
Limitations or Charges on Surrender of the Policy. You may surrender your Policy at any time. We deduct a surrender charge from the surrender proceeds. The surrender charge is calculated as described in “Charges and Deductions - Surrender Charge”. While the amount of the surrender charge decreases over time, it may be a substantial portion or even exceed your Policy Value. In addition, the surrender of your Policy may have tax consequences. See “Federal Taxes”.
Risks of Taking a Policy Loan. Taking a loan from your Policy may increase the risk that your Policy will lapse, will have a permanent effect on your Policy Value and will reduce the Death Proceeds. In addition, if your Policy is a modified endowment contract for tax purposes, taking a Policy Loan may have tax consequences. See “Federal Taxes - Modified Endowment Contracts”.
Tax Consequences of Buying this Policy. Your Policy is structured to meet the definition of a life insurance contract under the Tax Code. We may need to limit the amount of Premiums you pay under the Policy to ensure that your Policy continues to meet that definition.
Current federal tax law generally excludes all Death Benefits from the gross income of the beneficiary of a life insurance policy. In addition, you generally are not subject to taxation on any increase in the Policy Value until it is withdrawn. Generally, you are taxed on surrender proceeds and the proceeds of any partial withdrawals only if those amounts, when added to all previous distributions, exceed the total Premiums paid. Amounts received upon surrender or withdrawal in excess of Premiums paid are treated as ordinary income.
Special rules govern the tax treatment of life insurance policies that meet the federal definition of a modified endowment contract. Depending on the amount and timing of your Premiums, your Policy may meet that definition. Under current tax law, Death Benefit payments under modified endowment contracts, like Death Benefit payments under other life insurance contracts, generally are excluded from the gross income of the beneficiary. Withdrawals and policy loans, however, are treated differently. Amounts withdrawn and policy loans are treated first as income, to the extent of any gain, and then as a return of Premium. The income portion of the distribution is includible in your taxable income. In addition, an additional 10% federal penalty tax is generally imposed on the taxable portion of amounts received before age 59½. We will not accept any Premium that would cause the Policy not to qualify as a life insurance contract under the Tax Code. For more information on the tax treatment of the Policy, see “Federal Taxes”.
The death benefit of life insurance policies that were transferred for value may be subject to ordinary income taxes. Estate taxes may apply. Consult your tax adviser for additional information.

Lincoln Benefit Life Company and the Separate Account
Lincoln Benefit Life Company. Lincoln Benefit Life Company is a stock life insurance company engaged in the business of writing life insurance. Our offices are located at 1221 N Street, Suite 200, Lincoln, NE 68508; however, our
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mailing address is P.O. Box 660191, Dallas, TX 75266-0191. Please see also “General Information and History” in the SAI.
The Separate Account. Lincoln Benefit Life Variable Life Account is a segregated asset account of Lincoln Benefit. Lincoln Benefit owns the assets of the Separate Account, but we hold them separate from our other assets. To the extent that these assets are attributable to the Policy Value of the Policies offered by this Prospectus, these assets may not be used to pay any liabilities of Lincoln Benefit other than those arising from the Policies. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, losses or any investment experience of Lincoln Benefit’s other assets. Lincoln Benefit is obligated to pay all amounts promised to Policy Owners under the Policies.
The Separate Account is divided into Sub-Accounts. The assets of each Sub-Account are invested in the shares of one of the Portfolios. We do not guarantee the investment performance of the Separate Account, its Sub- Accounts or the Portfolios. Values allocated to the Separate Account rise and fall with the values of shares of the Portfolios and are also reduced by Policy charges. We use the Separate Account to fund the Policies and our other variable universal life insurance policies. We account separately for each type of variable life insurance policy funded by the Separate Account.

Portfolios and the Fixed Account
The Sub-Accounts and the Portfolios. Each of the Sub-Accounts of the Separate Account invests in the shares of one of the Portfolios. The income and realized and unrealized gains or losses on the assets of each Sub-Account are separate and are credited to or charged against the particular Sub-Account without regard to income, gains or losses from any other Sub-Account or from any other part of our business. We use the Net Premiums you allocate to a Sub-Account to purchase shares in the corresponding Portfolio and redeem shares in the Portfolios to meet Policy obligations or make adjustments in reserves. The Portfolios are required to redeem their shares at net asset value and to make payment within seven days.
Each Portfolio is either an open-end management investment company registered under the 1940 Act or a separate investment series of an open-end management investment company.
Each Portfolio holds its assets separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies. Each Portfolio is subject to certain investment restrictions and policies, which may not be changed without the approval of a majority of the shareholders of the Portfolio. Each Portfolio operates as a separate investment fund, and the income, gains and losses of one Portfolio generally have no effect on the investment performance of any other Portfolio.
We do not promise that the Portfolios will meet their investment objectives. Amounts you have allocated to Sub-Accounts may grow in value, decline in value or grow less than you expect, depending on the investment performance of the Portfolios in which those Sub-Accounts invest. You bear the investment risk that those Portfolios possibly will not meet their investment objectives.
Information regarding each Portfolio, including (i) its name, (ii) its type (e.g., money market fund, bond fund, balanced fund, etc.) or a brief statement concerning its investment objectives; (iii) its investment adviser and any sub-investment adviser; (iv) current expenses; and (v) performance is available in the appendix to the Prospectus. See “Appendix A – Portfolios Available Under Your Policy.” Each Portfolio has issued a prospectus that contains more detailed information about the Portfolio. We will mail to you a prospectus for each Portfolio related to the Sub-Accounts which you allocate your premium.
You should carefully consider the investment objectives, risks, charges and expenses of the investment alternatives when making an allocation to the Sub-Accounts. The underlying Portfolio prospectuses can be found online at https://www.accessallstate.com/product/ConsultantVUL, You can also request this information at no cost by calling 1-800-865-5237 or by sending an email request to service@allstate.com.
Variable insurance Portfolios might not be managed by the same portfolio managers who manage retail mutual funds with similar names. These Portfolios are likely to differ from similarly named retail mutual funds in assets, cash flow, and tax matters. Accordingly, the holdings and investment results of a variable insurance Portfolio can be expected to be higher or lower than the investment results of a similarly named retail mutual fund.
We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.
Some of the Portfolios have been established by investment advisers, which manage retail mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after
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retail mutual funds, you should understand that the Portfolios are not otherwise directly related to any retail mutual fund. Consequently, the investment performance of retail mutual funds and any similarly named Portfolio may differ substantially.
Certain Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. Although neither we nor any of the Portfolios currently foresees any such disadvantages either to variable life insurance or variable annuity contract owners, each Portfolio’s Board of Directors intends to monitor events in order to identify any material conflicts between variable life and variable annuity contract owners and to determine what action, if any, should be taken in response thereto. If a Board of Directors were to conclude that separate investment funds should be established for variable life and variable annuity separate accounts, Policy Owners will not bear the attendant expenses.
Voting Rights. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Sub-Accounts to which you have allocated your Policy Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. We notify you when your instructions are needed and provide proxy materials or other information to assist you in understanding the matter at issue. We determine the number of votes for which you may give voting instructions as of the record date set by the relevant Portfolio for the shareholder meeting at which the vote will occur.
In most cases, you are the person entitled to give voting instructions. However, if you assign your Policy, the assignee may be entitled to give voting instructions. Retirement plans may have different rules for voting by plan participants.
If you send written voting instructions to us, we follow your instructions in voting the Portfolio shares attributable to your Policy. If you do not send written instructions, we vote the shares attributable to your Policy in the same proportions as the shares for which we have received instructions from other Policy Owners. While proportional voting guarantees all outstanding shares of a Portfolio are voted, it can lead to a small number of shareholders determining the outcome of a proxy.
We may, when required by state insurance regulatory authorities, disregard Policy Owner voting instructions if the instructions would cause a change in the sub-classification or investment objective of one or more of the Portfolios or to approve or disapprove an investment advisory contract for one or more of the Portfolios.
In addition, we may disregard voting instructions in favor of changes initiated by Policy Owners in the investment objectives or the investment adviser of the Portfolios if we reasonably disapprove of the proposed change. We would disapprove a proposed change only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we reasonably conclude that the proposed change would not be consistent with the investment objectives of the Portfolio or would result in the purchase of securities for the Portfolio which vary from the general quality and nature of investments and investment techniques utilized by the Portfolio. If we disregard voting instructions, we include a summary of that action and our reasons for that action in the next semi-annual financial report to you.
This description reflects our view of currently applicable law. If the law changes or our interpretation of the law changes, we may decide that we are permitted to vote the Portfolio shares without obtaining instructions from our Policy Owners, and we may choose to do so.
Additions, Deletions and Substitutions of Securities. If the shares of any of the Portfolios are no longer available for investment by the Separate Account or if, in the judgment of our management, further investment in the shares of a Portfolio is no longer appropriate in view of the purposes of the Policy, we may add or substitute shares of another Portfolio or underlying fund for Portfolio shares already purchased or to be purchased in the future by Premiums under the Policy. Any substitution of securities will comply with the requirements of the 1940 Act.
We also reserve the right to make the following changes in the operation of the Separate Account and the Sub-Accounts:
•to operate the Separate Account in any form permitted by law;
•to take any action necessary to comply with, or obtain and continue any exemption from, applicable laws;
•to transfer assets from one Sub-Account to another, or to our general account;
•to add, combine, or remove Sub-Accounts in the Separate Account;
•to assess a charge for taxes attributable to the operations of the Separate Account or for other taxes, as described in “Charges and Deductions”; and
•to change the way in which we assess other charges, as long as the total other charges do not exceed the amount currently charged the Separate Account and the Portfolios in connection with the Policies.
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If we take any of these actions, we will comply with the then applicable legal requirements.
The Fixed Account. The portion of the Policy relating to the Fixed Account is not registered under the Securities Act of 1933 (“1933 Act”) and the Fixed Account is not registered as an investment company under the 1940 Act.
You may allocate part or all of your Premiums to the Fixed Account in states where it is available. Amounts allocated to the Fixed Account become part of the general assets of Lincoln Benefit. Lincoln Benefit invests the assets of the general account in accordance with applicable laws governing the investments of insurance company general accounts.
We credit interest to amounts allocated to the Fixed Account at an annual effective rate of at least 4% per year. We are not obligated to, but we may credit interest at a higher rate. You assume the risk that the interest rate credited to the Fixed Account may be no higher than 4%.

Charges and Deductions
Premium Charge. Before we allocate a Premium to the Policy Value, we will subtract the Premium Charge. The Premium Charge equals 2.5% of all Premium in all years. This charge is intended to help us pay for: (a) actual sales expenses, which include agents’ sales commissions and other sales and distribution expenses; (b) state premium taxes and other state and local taxes; and (c) certain Federal taxes and other expenses related to the receipt of Premiums.
State premium tax rates currently vary from 0% to 4%. We do not vary the Premium Charge to reflect the actual premium tax rate in individual states, or the absence of premium tax in certain states. Accordingly, the portion of this charge attributable to state premium taxes may be more or less than the premium taxes assessed in your state. The current North Carolina premium tax rate is 1.9% of the gross premium collected.
Monthly Deduction. On the Issue Date and on each Monthly Deduction Day, we deduct from your Policy Value a Monthly Deduction to cover certain charges and expenses in connection with the Policy. The Monthly Deduction is the sum of the following four items:
1)the Policy Fee;
2)the annual administrative expense charge, when due;
3)the cost of insurance charge for your Policy; and
4)the cost of additional benefits provided by a rider, if any.
We allocate the Monthly Deduction in the same allocation percentages as specified for premium payments, unless specified otherwise.
Policy Fee. The monthly policy fee is $5.00 per month This charge compensates us in part for administrative expenses such as salaries, postage, telephone, office equipment and periodic reports. For Policies issued in those states that do not have a maturity date, the Policy Fee is waived after the Insured’s Age 100.
Administrative Expense Charge. We will deduct an annual administrative expense charge of 0.20% of the Policy Value on each Policy Anniversary during the first twelve Policy Years. This charge is intended to help reimburse us for certain administrative expenses related to maintenance of the Policy and Separate Account. In addition, we may use the administrative expense charge to cover issue expenses and start up costs of the administrative systems for the Policy not covered by the surrender charge.
Risk Charge. We will also assess a charge on a daily basis against each Sub-Account of the Separate Account. This charge is currently 0.70% per year of the value of the Sub-Account. We may change this rate, but it will never exceed 0.90% of the value of the Sub-Accounts. This charge is intended to compensate us for our assumption of certain mortality and expense risks in connection with the Policy. Specifically, we bear the risk that the total amount of Death Benefits payable under the Policy will be greater than anticipated, and we also assume the risk that the actual cost we incur to administer the Policy will not be covered by administrative charges assessed under the Policy.
Cost of Insurance Charge. The cost of insurance is determined monthly. The cost of insurance charge is determined by multiplying the applicable current cost of insurance rate per $1,000 by the net amount risk for each Policy Month. The Net Amount at Risk is (a) - (b), where: (a) is the Death Benefit as of the prior Monthly Deduction Day divided by 1.0032737; and (b) is the Policy Value as of the prior Monthly Deduction Day. The cost of insurance rate is individualized depending on the Insured’s age at issue of the Policy, Policy Year, sex and payment class, thus, the rate
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differs from year to year. The rates are determined by us, but they will never be more than the guaranteed rates shown in your Policy. Please see the following example.

Example (40-Year Old Non-Smoking Male):
Face Amount	$150,000
Death Benefit Option	1
Policy Value on the Prior Monthly Deduction Day	$30,000
Insured’s Attained Age	40
Corridor Percentage	250%
Death Benefit	$150,000

On the Monthly Deduction Day in this example, the Death Benefit as then computed would be $150,000, because the Face Amount ( $150,000) is greater than the Policy Value multiplied by the applicable corridor percentage ($30,000 × 250% = $75,000). Since the Policy Value on that date is $30,000, the cost of insurance charges per $1,000 are applied to the difference in the net amount at risk of $119,510.55(( $150,000/1.0032737) - $30,000).
Assume that the Policy Value in the above example was $70,000. The Death Benefit would then be $175,000 (250% × $70,000), since this is greater than the Face Amount ($175,000). The cost of insurance rates in this case would be applied to the net amount at risk of $104,428.97 (($175,000/1.0032737) - $70,000).
The Policy Value may vary monthly, based on the investment performance of the Sub-Accounts you have selected, the addition of interest credited to your Fixed Account (if any), the deduction of charges, and any other Policy transaction. Under Policies with an Option 1 Death Benefit, increases in the Policy Value generally decrease the net amount at risk; conversely, decrease in the Policy Value increase the net amount at risk. Since the cost of insurance charge is based on the net amount at risk, your cost of insurance charge probably will be correspondingly different each month. Under Policies with an Option 2 Death Benefit, however, the net amount at risk does not vary with changes in the Policy Value, unless your Policy’s Death Benefit is determined under a corridor percentage. In that circumstance, increases in the Policy Value increase the net amount at risk. See “Policy Value”. Accordingly, a change in the Policy Value does not affect your monthly cost of insurance charge, unless it increases your net amount at risk.
We determine the cost of insurance charge separately for the initial Face Amount and each subsequent increase. The cost of insurance charge for increases reflects circumstances, such as the Insured’s age and health status, at the time of the increase. The cost of insurance charge covers our anticipated mortality costs for standard and substandard risks. We determine the current cost of insurance rates, but we guarantee that we will never charge you a cost of insurance rate higher than the guaranteed cost of insurance rates shown in the Policy.
We base the cost of insurance rate on the sex, issue age, Policy Year and premium rating class of the Insured, and on the Face Amount. However, we issue unisex policies in Montana and in connection with Qualified Plans. We charge a lower current cost of insurance rate for Policies with a Face Amount of $100,000 or above. If an increase in Face Amount of your Policy would raise the total Face Amount above the break point, only the amount of the increase above the breakpoint is eligible for a lower current cost of insurance rate. Although we base the current cost of insurance rate on our expectations as to future mortality experience, that rate will never exceed a maximum cost of insurance rate based on the 1980 Commissioners Standard Ordinary (“1980 CSO”) Smoker and Non-Smoker Mortality Table based on the Insured’s sex and age last birthday. Our cost of insurance rates for unisex Policies will never exceed a maximum based on the 1980 CSO Table B assuming a blend of 80% male and 20% female lives.
If we ever charge you a cost of insurance rate during the first five Policy Years that is greater than the rate provided by the rate scale in effect on the Issue Date we will notify you. For 60 days after we mail that notice, you may surrender your Policy without paying any surrender charge.
For Policies issued in those states that do not have a Maturity Date, beginning on the Policy Anniversary following the Insured’s 100th birthday, we waive all cost of insurance charges and monthly policy fees.
Rider Charges. If your Policy includes one or more riders, a charge applicable to each rider you purchased is made from your Policy Value each month. The charge is to compensate us for the anticipated cost of providing these benefits and is specified on the applicable rider. The Rider Charges are summarized in the Periodic Charges Other Than Portfolio Operating Expenses table of this Prospectus. For a description of the optional riders, see “Optional Benefits Under the Policy”.
Separate Account Income Taxes. We are not currently deducting or maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax from the
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operation of the Separate Account. We will deduct for any taxes we incur as a result of the operation of the Separate Account, whether or not we previously made a provision for taxes and whether or not it was sufficient.
Portfolio Charges. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Sub-Accounts to which you allocate your Policy Value. The third table in “Fee Tables” above contains a summary of current estimates of those charges and expenses. These charges and expenses are deducted from the assets of the Portfolios. For more detailed information, please refer to the Prospectuses for the appropriate Portfolios.
We receive compensation from the investment advisers or administrators of some of the Portfolios. Such compensation is consistent with the services we provide or the cost savings resulting from the arrangement and therefore may differ between Portfolios. Such compensation typically is a percentage of the Separate Account assets invested in the relevant Portfolio and generally may range up to 0.25% annually of net assets. We receive Rule 12b-1 fees or service fees directly from some of the Portfolios for providing certain services primarily intended to assist in the account servicing of the Portfolios’ shares held by corresponding Sub-Accounts.
Surrender Charge. If you surrender your Policy, we may subtract a surrender charge from the surrender proceeds. The surrender charge equals the amount shown in the surrender charge table in your Policy, plus any additional surrender charge due to increases in the Face Amount of your Policy. The amount of the surrender charge decreases over time.
Initial Surrender Charge. When we issue your Policy, we determine the initial surrender charge. The applicable rate depends on the Premium, Insured’s age at issue, sex and status as a smoker or non-smoker. For example, if the Insured is age 40 when your Policy is issued, the applicable rates per thousand are as follows:

Male Non-Smoker	$8.14
Male Smoker	$9.55
Female Non-Smoker	$7.53
Female Smoker	$8.21
Unisex Non-Smoker	$8.02
Unisex Smoker	$9.27

Accordingly, if the Insured were a male non-smoker age 40 and the Policy’s Face Amount was $150,000, the surrender charge initially would be $1,221.
The rates for each category are greater or lesser according to the age of the Insured when your Policy is issued. The maximum rates are as follows:

Male Non-Smoker	$45.39
Male Smoker	$50.66
Female Non-Smoker	$38.98
Female Smoker	$41.15
Unisex Non-Smoker	$43.59
Unisex Smoker	$47.22

If you surrender your Policy after twelve Policy Years have elapsed, we do not charge a surrender charge (unless you have increased the Face Amount of your Policy, as explained below). Before that time, we determine the applicable surrender charge by multiplying the initial surrender charge on your Policy by the appropriate surrender charge percentage for the Policy Year in which the surrender occurs. The applicable surrender charge percentage depends on the number of years elapsed since your Policy was issued. The surrender charge percentage rates would apply if the Insured were 40 years old when your Policy was issued:
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POLICY YEAR	Percent of Calculated Charge
1	100%
2	100%
3	100%
4	100%
5	100%
6	95%
7	90%
8	80%
9	70%
10	50%
11	40%
12	20%
13	0%
Thus, in the example given above, if the Policy were surrendered during the 10th Policy Year, the surrender charge would equal $610.50($1,221 × 50%). A different surrender charge percentage rate might apply if the Insured is older than 40 when the Policy is issued.
Surrender Charge on Increases in Initial Face Amount. If you increase the Initial Face Amount of your Policy, we determine an additional surrender charge amount applicable to the amount of the increase. The initial surrender charge on an increase is an amount per $1,000 of increase which varies by increase age, as shown in your Policy.
The surrender charge on the increase also decreases over a twelve Policy Year period, starting from the effective date of the increase. The schedule of surrender charge percentages applicable to the additional surrender charge is the same as the surrender charge percentages above. If you surrender your Policy or make a partial withdrawal, we separately calculate the surrender charge applicable to the Initial Face amount and each increase and add those amounts to determine the total surrender charge.
If you decrease the Face Amount, the applicable surrender charge remains the same.
We include in your Policy a table showing the maximum surrender charge rates and the surrender charge percentages applicable under the Policies. For additional information concerning the rates applicable to you, please consult your agent. In addition, a table of the applicable rates is on file with the SEC as an exhibit to the registration statement for the Policies.
For partial withdrawals made during the first twelve Policy Years, we assess a proportionate percentage of the surrender charge. The proportionate percentage is the amount of the partial withdrawal requested divided by the surrender value. When a partial withdrawal is assessed, we will reduce any remaining surrender charges in a proportionate manner.
Transfer Fee. We currently are not charging a transfer fee. The Policy, however, permits us to charge a transfer fee of $25 on the second and each subsequent transaction in each calendar month in which transfer(s) are effected between Sub-Account(s) and/or the Fixed Account. We will notify you if we begin to charge this fee.
We will deduct the transfer fee from the Policy Value that remains in the Sub-Account(s) or Fixed Account from which we process your transfer. If that amount is insufficient to pay the transfer fee, we will deduct the fee from the transferred amount.

Distribution
Allstate Distributors, L.L.C. (“ADLLC”), located at 3075 Sanders Road, Northbrook, IL 60062-7127, serves as distributor of the Policies. ADLLC is a wholly owned subsidiary of Allstate Life Insurance Company. ADLLC is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority (“FINRA”).
ADLLC does not sell Policies directly to purchasers. ADLLC enters into selling agreements with affiliated and unaffiliated broker-dealers and banks to sell the Policies through their registered representatives. The broker-dealers are registered with the SEC and are FINRA member firms. Their registered representatives are licensed as insurance agents by applicable state insurance authorities and appointed as agents of Lincoln Benefit in order to sell the Policies.
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Policies also may be sold by representatives or employees of banks that may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.
Lincoln Benefit offered the Policies on a continuous basis until December 31, 2003. The Policies were sold by registered representatives of broker-dealers who were our licensed insurance agents, either individually or through an incorporated insurance agency. Registered representatives may be eligible for a trail commission of .25% of policy value on policies that have been in force for at least one year. In addition, certain bonuses and managerial compensation may be paid. We pay all such commissions and incentives.
To the extent permitted by FINRA rules and other applicable laws and regulations, we may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. We may not offer the arrangements to all broker-dealers and banks and the terms of the arrangement may differ among broker-dealers and banks.
Individual registered representatives, broker-dealers, banks, and branch managers within some broker-dealers and banks participating in one of these compensation arrangements may receive greater compensation for selling the contract than for selling a different contract that is not eligible for the compensation arrangement. While we take the compensation into account when establishing contract charges, any such compensation will be paid by us or ADLLC and will not result in any additional charge to you. Your registered representative can provide you with more information about the compensation arrangements that apply to the sale of the contract.
ADLLC compensates its representatives who act as wholesalers, and their sales management personnel, for Policy sales. This compensation is based on a percentage of premium payments and/or a percentage of Policy values. The underwriting agreement with ADLLC provides that we will reimburse ADLLC for expenses incurred in distributing the Policies, including any liability to Policy Owners arising out of services rendered or Policies issued.
Lincoln Benefit and ADLLC have also entered into wholesaling agreements with certain independent contractors and their broker-dealers. Under these agreements, compensation based on a percentage of premium payments and/or Contract values is paid to the wholesaling broker-dealer for the wholesaling activities of their registered representative.

Purchase of Policy and Premiums
Application for a Policy. You may apply to purchase a Policy by submitting a written application to us at the address given on the first page of this Prospectus. We generally do not issue Policies to insure people who are older than age 80. The minimum Face Amount for a Policy is $50,000 ($25,000 for Insureds age 65 or over at the Issue Date). Before we issue a Policy, we require you to submit evidence of insurability satisfactory to us. Acceptance of your application is subject to our underwriting rules. We reserve the right to reject your application for any lawful reason. If we do not issue a Policy to you, we return your Premium to you. We reserve the right to change the terms or conditions of your Policy to comply with changes in the applicable law. We have described some of the variations from the information appearing in this Prospectus due to individual state requirements in the SAI or in endorsements to the Policy, as appropriate.
We issue your Policy when we have determined that your application meets our underwriting requirements. We apply our customary underwriting standards to the proposed Insured. If on the Issue Date there are outstanding requirements that prevent us from placing your Policy in force, we will allocate your Premium when all requirements have been met. An example of an outstanding requirement is an amendment to your application that requires your signature. We commence coverage of the Insured under the Policy, on the later of: (i) the Issue Date, (ii) the date that we receive your first Premium, or (iii) the date that all requirements have been met.
If you pay a Premium with your application and your requested Face Amount is less than $500,000, we provide the Insured with temporary conditional insurance only if you meet all of the terms of a conditional receipt. The temporary conditional insurance provides coverage during the underwriting of your application but only if you are ultimately approved for coverage on the same basis as the risk classification and Face Amount of coverage for which you applied. This temporary conditional coverage starts when you complete your application and pay the first Premium, unless a medical exam or lab test results are required. In that event, temporary conditional coverage starts when all medical exams and lab tests have been completed. The Issue Date determines Monthly Deduction Days, Policy Months, and Policy Years.
Premium Payments. Premium payments in the first year must at least equal the required Premium shown in your policy. In Policy Years 2+, you may pay additional Premium at any time, and in any amount, as long as your Premium would not cause your Policy to lose its status as a life insurance contract under the Tax Code, as explained in “Federal Taxes”.
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Premiums must be sent to us at our mailing address on the first page. We send you a reminder notice if you pay annually, semi-annually or quarterly. You may also make a Monthly Automatic Payment. Unless you request otherwise in writing, we treat all payments received while a Policy loan exists as new Premium.
Even if you pay all of the planned periodic Premiums, however, your Policy nevertheless may enter the Grace Period and thereafter lapse if you have not paid either the Lifetime Guarantee Premium or the Safety Net Premium amount and the Net Surrender Value is no longer enough to pay the Monthly Deductions. Please see the “Monthly Guarantee Premiums” discussion just below. Yet, paying planned periodic Premiums will generally provide greater benefits than if a lower amount of Premium is paid. Paying planned periodic Premiums can also help to keep your Policy in force if your planned Premium payments are at least as great as the Lifetime Guarantee Premium or the Safety Net Premium amount.
Premium Limits. Before we accept any Premium that would require an increase in the net amount at risk under the Policy, you first must provide us with evidence of insurability. The Tax Code imposes limits on the amount of Premium that can be contributed under a life insurance contract. If you exceed this limit, your Policy would lose its favorable federal income tax treatment under the Tax Code. Accordingly, we will not accept any Premium that would cause your Policy to exceed this limit, unless you increase the Face Amount of your Policy appropriately. To obtain this increase, you must submit a written request to us and provide evidence of insurability meeting our then current underwriting standards. Otherwise, we will only accept the portion of your Premium that would cause your total Premiums to equal the maximum permitted amount and we will return the excess to you. In addition, we will not accept any additional Premium from you until we can do so without exceeding the limit set by the Tax Code.
Paying too much Premium also could cause your Policy to be treated as a “modified endowment contract” for federal income tax purposes. See “Federal Taxes - Modified Endowment Contracts” for more information.
Monthly Guarantee Premiums. The Policy offers a Guaranteed Minimum Death Benefit feature with two levels of monthly guarantee premiums - the Lifetime Guarantee Premium and the Safety Net Premium. This feature provides assurance that coverage will remain in force for specified periods regardless of changes in the Policy Value.
Lifetime Guarantee Premium. We guarantee that, during the Insured’s Lifetime, even if the Lapse Determination Value is not sufficient to pay the Monthly Deductions, your Policy (including any riders) will stay in force as long as your total Premiums, minus partial withdrawals and Policy Debt, at least equal the product of the monthly Lifetime Guarantee Premium times the number of months since the Issue Date. This feature may not be available in all states.
Safety Net Premium. If your total Premiums minus partial withdrawals and Policy Debt at least equal the sum of the monthly Safety Net Premium times the number of months since the Issue Date, we guarantee that your Policy (including any riders) will remain in force during a specified period even if the Lapse Determination Value becomes insufficient to cover Monthly Deductions. The specified period varies by Issue Age as follows:
Issue ages 0-55: to the Insured’s Attained Age 65;
Issue ages 56-70: 10 Policy Years; or
Issue ages 71-79: to the Insured’s Attained Age 80.
In some states, these Safety Net Premium periods are not permitted by law. Please check with your local representative on the Safety Net period approved in your state.
During the first Policy Year, the Safety Net Premium amount equals the required Premium. As a result, if you pay your required Premium on a timely basis, the Safety Net Premium feature remains in effect. Because the Safety Net Premium feature covers optional Riders, adding optional Riders to your Policy increases your Safety Net Premium amount.
Before your Policy is issued, you must choose which Monthly Guarantee Premium option will apply to your Policy. If you do not make an election, the Safety Net Premium will apply. You may not change your election after your Policy is issued. If at any time your total Premiums, less partial withdrawals and Policy Debt, are less than the product of the Monthly Guarantee Premium times the number of Policy Months since the Issue Date, we will let you know and you will have 61 days to satisfy the shortfall. If you do not, the Guaranteed Minimum Death Benefit feature will end. Once the Guaranteed Minimum Death Benefit feature terminates, you cannot reinstate it and your Policy stays in force only as long as the Lapse Determination Value is sufficient to pay the Monthly Deductions. For more detail about the circumstances in which the Policy will lapse, see “Lapse and Reinstatement”.
Increases, decreases, partial withdrawals, Death Benefit option changes, and addition or deletion of riders may affect the Monthly Guarantee Premium Amount.
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Modified Endowment Contracts. Under certain circumstances, a Policy could be classified as a “modified endowment contract,” which is a category of life insurance contract defined in the Tax Code. If your Policy were to become a modified endowment contract, distributions and loans from the Policy could result in current taxable income for you, as well as other adverse tax consequences. These tax consequences are described in more detail in “Federal Taxes - Modified Endowment Contracts.”
Your Policy could be a Modified Endowment Contract if, among other things, you pay too much Premium or if the Death Benefit is reduced. We monitor the status of your Policy and advise you if you need to take action to prevent the Policy from becoming a modified endowment contract. If you pay a Premium that would result in this classification, we notify you and allow you to request a refund of the excess Premium, or other action, to avoid having your Policy become a modified endowment contract. If, however, you choose to have your Policy become a modified endowment contract, we do not refund the Premium.
Your policy will be a Modified Endowment Contract if it is issued in exchange for a modified endowment contract issued by another insurer. Your policy will not be a modified endowment contract if it is issued in exchange for a non-modified endowment contract in a transaction that qualifies under Section 1035 of the Tax Code. However, paying additional premium into such a policy could cause it to become a modified endowment contract. For more information, please consult your tax adviser, and see “Replacement of Modified Endowment Contracts” in the SAI.
Allocation of Premiums. Your Net Premiums are allocated to the Sub-Account(s) and the Fixed Account in the proportions that you have selected. You must specify your allocation percentages in your Policy application. Percentages must be in whole numbers and the total allocation must equal 100%. We allocate your subsequent Net Premiums in those percentages until you give us new allocation instructions.
Initially, you may allocate your Policy Value among twenty-one (21) options, counting each Sub-Account and the Fixed Account as one option. You may add or delete among these options from time to time so long as your Policy Value is spread among no more than the 21 options. In the future, we may waive this limit.
We allocate your initial Net Premium to the Sub-Accounts and the Fixed Account, as you have instructed us, on the Issue Date. If you do not pay the first Premium until after the Issue Date, we allocate your initial Net Premium to the Sub-Accounts and the Fixed Account on the date we receive it at the Home Office. If there are outstanding requirements when we issue the Policy, which prevent us from placing your Policy in force, your Premiums are not allocated until all requirements are satisfied. We do not credit earnings or interest before the Issue Date.

Policy Value
General. Your Policy Value is the sum of the value of your Accumulation Units in the Sub-Accounts you have chosen, plus the value of your interest in the Fixed Account, plus your Loan Account. Your Policy Value changes daily to reflect the performance of the Sub-Accounts you have chosen, the addition of interest credited to the Fixed Account, the addition of Net Premiums, and the subtraction of partial withdrawals and charges assessed. There is no minimum guaranteed Policy Value.
On the Issue Date or, if later, the date your first Premium is received, we deduct the Monthly Deduction for the first Policy Month. We have described the formula to compute your portion of Policy Value in a particular Sub-Account in the SAI.
We make all calculations in connection with the Policy (other than the initial Premiums) on the date we receive your Premium or your request for other action, if that date is a Valuation Date and we are open for business.
Otherwise, we make that determination on the next succeeding day that is a Valuation Date and a date on which we are open for business. Calculations for initial Premiums and Premiums requiring underwriting are made on the date your Net Premium is allocated to the Sub-Accounts and the Fixed Account, as described in “Purchase of Policy and Premiums - Allocation of Premiums”.
Accumulation Units. We determine the number of Accumulation Units in each Sub-Account to allocate to your Policy by dividing that portion of your Net Premium or other transaction allocated to a Sub-Account by that Sub-Account’s Accumulation Unit Value on the Valuation Date when the allocation occurs.
Accumulation Unit Value. The Accumulation Unit Value for each Sub-Account varies to reflect the investment experience of the applicable Portfolio. We determine the Accumulation Unit Value for each Sub-Account on each Valuation Date by multiplying the Accumulation Unit Value on the preceding Valuation Date by the Net Investment Factor for that Sub-Account for the Valuation Period then ended.
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The Net Investment Factor for each Sub-Account is (1) divided by (2), minus (3), where:
(1)equals (a) the net asset value per share of the Portfolio held in the Sub-Account at the end of the current Valuation Period, plus (b) the per share amount of any dividend or capital gains distribution made by the Portfolio during the current Valuation Period, plus or minus (c) a per share credit or charge with respect to any taxes which we paid or for which we reserved during the Valuation Period which are determined by us to be attributable to the operation of the Sub-Account (no federal income taxes currently are applicable),
(2)is the net asset value per share of the Portfolio held in the Sub-Account at the end of the last prior Valuation Period, and
(3)is the daily risk charge assessed for mortality and expense risks.
Please refer to the Prospectuses for the Portfolios for a description of how the assets of each Portfolio are valued, since that determination has a direct bearing on the Net Investment Factor of the corresponding Sub-Account and, therefore, your Policy Value. For a more detailed discussion, please see “Policy Value”.
Written Requests and Forms in Good Order. Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in “good order.” Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.
Postponement of Payments. We may defer for up to fifteen days the payment of any amount attributable to a Premium paid by check to allow the check a reasonable time to clear. We may postpone paying any amount for a total surrender or a partial withdrawal, the disbursement of a Policy Loan, or the payment of the Death Benefit Proceeds, in the following circumstances: (i) whenever the New York Stock Exchange (“NYSE”) is closed (other than customary weekend and holiday closings); (ii) when trading on the NYSE is restricted or an emergency exists, as determined by the Securities and Exchange Commission ("SEC"), so that disposal of the Separate Account’s investments or determination of the value of its net assets is not reasonably practicable; or (iii) at any other time permitted by the SEC for your protection.
In addition, we may delay payment of the Surrender Value in the Fixed Account for up to six months or a shorter period if required by law. If we defer payment for more than 30 days, we add interest at our current rate from the time you asked for the Surrender Value in accordance with applicable state law.

Transfers
General. While the Policy is in force, you may transfer Policy Value among the Fixed Account and Sub-Accounts in writing or by telephone. Currently, there is no minimum transfer amount, except in states where a minimum transfer amount is required by law. We may set a minimum transfer amount in the future. In the future, we may charge you the transfer fee described in this prospectus, although currently we are waiving it.
You currently may not have Policy Value in more than twenty-one (21) options, counting each Sub-Account and the Fixed Account as one option. Accordingly, we will not perform a transfer that would cause your Policy to exceed that limit. We may waive this limit in the future.
Generally, we only make transfers on days when the NYSE is open for business. See “Policy Value”. If we receive your request on a day when the NYSE is not open for business, or if we receive your request after the close of business on the NYSE, we make the transfer on the first subsequent day on which the NYSE is open.
Special requirements apply to transfers from the Fixed Account. You may transfer one sum from the Fixed Account to the Sub-Accounts only during the 60-day period beginning on the Issue Date or each Policy Anniversary. We do not process transfer requests involving the Fixed Account at any other time, except transfers pursuant to a Dollar Cost Averaging or Portfolio Rebalancing program.
The maximum amount which may be transferred as one sum or as Portfolio Rebalancing transfers from the Fixed Account during a Policy Year usually is: (i) 30% of the Fixed Account balance on the most recent Policy Anniversary; or (ii) the largest total amount transferred from the Fixed Account in any prior Policy Year. You may not transfer Policy Value or allocate new Premiums into the Fixed Account if transfers are being made out under the Dollar Cost Averaging program. However, we may waive or modify these restrictions on transfers from the Fixed Account.
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This limit also applies to transfers under a Dollar Cost Averaging program, unless you choose to transfer your entire Fixed Account balance to Sub-Accounts. In that case, your maximum monthly transfer amount may not be more than 1/36th of your Fixed Account balance on the day of the first transfer.
In addition, you may transfer 100% of the Fixed Account balance in one sum to the Sub-Account(s) if on any Policy Anniversary the interest rate on the Fixed Account is lower than it was on the Policy Anniversary one year previously or if on the first Policy Anniversary that interest rate is lower than it was on the Issue Date. We notify you by mail if this occurs. You may request a transfer for 60 days following the date we mail notification to you. The Policy permits us to defer transfers from the Fixed Account for up to six months from the date you request a transfer.
Transfers Authorized by Telephone. You may make transfers by telephone. Telephone transfers may not be available if all lines are busy. In that case, you will need to submit a written request or try to call later. Please see the SAI for a description of our procedures for telephone transfers.
We use procedures that we believe provide reasonable assurance that telephone authorized transfers are genuine. For example, we request identifying information from persons purporting to authorize transfers. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.
At any time, we may suspend, modify or terminate your privilege to make transfers via the telephone, or via other electronic or automated means specifically approved by the Company, including, but not limited to, automated telephone services, facsimile machine, e-mail and electronic services via online access. Among other things, we reserve the right to limit the number of such transfers among the Sub-Accounts in any Policy Year, or to refuse any telephone transfer request. We also reserve the right to restrict such transfers in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Policy Owners.
Dollar Cost Averaging. Under our automatic Dollar Cost Averaging program, while the Policy is in force you may authorize us to transfer a fixed dollar amount at fixed intervals from the Fixed Account or a Sub-Account of your choosing to up to twenty-one options, including other Sub-Accounts or the Fixed Account. The interval between transfers may be monthly, quarterly or annually, at your option. The transfers are made at the Accumulation Unit Value on the date of the transfer. The transfers continue until you instruct us otherwise, or until your chosen source of transfer payments is exhausted. Currently, the minimum transfer amount is $100 per transfer. We may change this minimum or grant exceptions. If you elect this program, the first transfer occurs one interval after your Issue Date. Your request to participate in this program is effective when we receive your completed application at the P.O. Box given on the first page of this Prospectus. Please call or write us for a copy of the application. You may elect to increase, decrease or change the frequency or amount of transfer payments under a Dollar Cost Averaging program. Special restrictions apply to transfers from the Fixed Account. Please see “Transfers - General” for a discussion of these restrictions.
The theory of Dollar Cost Averaging is that by spreading your investment over time, you may be able to reduce the effect of transitory market conditions on your investment. In addition, because a given dollar amount purchases more units when the unit prices are relatively low rather than when the prices are higher, in a fluctuating market, the average cost per unit may be less than the average of the unit prices on the purchase dates. However, participation in this program does not assure you of a greater profit from your purchases under the program, nor does it prevent or necessarily reduce losses in a declining market. Moreover, while we refer to this program of periodic transfers generally as Dollar Cost Averaging, periodic transfers from a Sub-Account with more volatile performance experience is unlikely to produce the desired effects of Dollar Cost Averaging as would transfers from a less volatile Sub-Account. You may not use Dollar Cost Averaging and Portfolio Rebalancing at the same time.
Portfolio Rebalancing. Portfolio Rebalancing allows you to maintain the percentage of your Policy Value allocated to each Sub-Account or the Fixed Account or both at a preset level. Over time, the variations in each Sub-Account’s investment results shift the balance of your Policy Value allocations. Under the Portfolio Rebalancing feature, we automatically transfer your Policy Value, including new Premiums, back to the percentages you specify. Portfolio Rebalancing is consistent with maintaining your desired allocation among the investment options.
You may choose to have rebalances made monthly, quarterly, semi-annually or annually. We do not charge a transfer fee for Portfolio Rebalancing. No more than twenty-one (21) Sub-Accounts, or twenty (20) Sub-Accounts and the Fixed Account, can be included in a Portfolio Rebalancing program at one time. Transfers from the Fixed Account under a Portfolio Rebalancing program are subject to the overall limit on transfers from the Fixed Account. Accordingly, if the total amount transferred from the Fixed Account in any Policy Year reaches that limit before the end of the year, we do not transfer additional amounts from the Fixed Account for Portfolio Rebalancing purposes until the next Policy Year. We automatically terminate this option if you request any transfers outside the Portfolio Rebalancing program. If you wish to resume the Portfolio Rebalancing after it has been canceled, then you must complete a new Portfolio Rebalancing form and send it to our home office.
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You may request Portfolio Rebalancing at any time by submitting a completed written request to us at the address given on the first page of this Prospectus. Please call or write us for a copy of the request form. If you stop Portfolio Rebalancing, you must wait 30 days to begin again. The date of your rebalancing must coincide with the same day of the month as your Issue Date. If you request rebalancing on your Policy application and specify the frequency, but not the date, for your first rebalancing, it occurs one interval after the Issue Date. Otherwise, your first rebalancing occurs one interval after we receive your completed request form. All subsequent rebalancings occur at the intervals you have specified on the day of the month that coincides with the same day of the month as your Issue Date.
Generally, you may change the allocation percentages, frequency or choice of Sub-Accounts at any time. If you include the Fixed Account in a Portfolio Rebalancing program, however, in any consecutive twelve months you may not change the allocation percentages more than twice and the total change to the Fixed Amount allocation may not exceed 20%. We may waive this restriction.
If your total Policy Value subject to rebalancing falls below any minimum value that we may establish, we may prohibit or limit your use of Portfolio Rebalancing. You may not use Dollar Cost Averaging and Portfolio Rebalancing at the same time. We may change, terminate, limit or suspend Portfolio Rebalancing at any time.
Market Timing & Excessive Trading. The Policies are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Policy Value. Our policy is not to accept knowingly any premium intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Policy if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Policy.
We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under “Transfers - Trading Limitations.” Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.
While we seek to deter market timing and excessive trading in Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Sub-Account may experience the adverse effects of market timing and excessive trading described above.
Trading Limitations. We reserve the right to limit transfers among the investment alternatives in any Policy Year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:
•we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Policy Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Policy Owners; or
•we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.
In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:
•the total dollar amount being transferred, both in the aggregate and in the transfer request;
•the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Sub-Account in a short period of time can constitute market timing);
•whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Sub-Accounts);
•whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and
•the investment objectives and/or size of the Sub-Account’s underlying Portfolio.
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We seek to uniformly apply these trading limitations to all trades, including those that occur through omnibus accounts at intermediaries. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.
If we determine that a Policy Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Policy Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Policy Owner from making future additions or transfers into the impacted Sub-Account(s) or will restrict that Policy Owner from making future additions or transfers into the class of Sub-Account(s) if the Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Sub-Accounts).
In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.
Agreements to Share Information with Funds. Under the Investment Company Act of 1940, Lincoln Benefit Life Company (“Lincoln Benefit”) has entered into information sharing agreements with each of the fund companies whose funds are offered under the Policy. Policy Owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and Lincoln Benefit’s trading policy. Under these agreements, Lincoln Benefit is required to share information regarding Policy Owner transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about Policy Owner transactions, this information may include personal Policy Owner information, including names and social security numbers or other tax identification numbers. As a result of this information sharing, a fund company may direct us to restrict a Policy Owner’s transactions if the fund determines that the Policy Owner has violated the fund's frequent trading policies. This could include the fund directing us to reject any allocations of premium or Policy value to the fund.
Short Term Trading Fees. The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio’s Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity and/or holding periods that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Policy Owner(s) responsible for the short-term transfer activity generating the fee.
We will administer and collect redemption fees and forward these fees to the Portfolio. Please consult the Portfolio’s prospectus for more complete information regarding the fees and charges associated with each Portfolio.

General Policy Provisions
Beneficiaries. You name the original Beneficiary(ies) and Contingent Beneficiary(ies) in the application for the Policy. You may change the Beneficiary or Contingent Beneficiary at any time, except irrevocable Beneficiaries may not be changed without their consent.
You must request a change of Beneficiary in writing. We provide a form to be completed, signed and filed with us. Your request for a change in Beneficiary or Contingent Beneficiary takes effect upon our filing of a signed and completed form, effective as of the date you signed the form. Until we receive your change instructions, we are entitled to rely on your most recent instructions in our files. Accordingly, we are not liable for making a payment to the person shown in our files as the Beneficiary or treating that person in any other respect as the Beneficiary, even if instructions that we subsequently receive from you seek to change your Beneficiaries effective as of a date before we made the payment or took the action in question.
If you name more than one Beneficiary, we divide the Death Benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we pay the Death Benefit in equal shares to the Beneficiaries. If one of the Beneficiaries dies before you, we divide the Death Benefit among the surviving Beneficiaries.
Different rules may apply if your Policy was issued in connection with a Qualified Plan.
Assignment. You may assign your Policy as collateral security, unless it was issued in connection with a Qualified Plan. You must notify us in writing if you assign the Policy. Until we receive notice from you, we are not liable for any action we may take or payments we may make that may be contrary to the terms of your assignment. We are not
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responsible for the validity of an assignment. Your rights and the rights of the Beneficiary may be affected by an assignment.
Dividends. We do not pay any dividend under the Policies.

Death Benefits and Optional Insurance Benefits
Death Benefits. While your Policy is in force, we pay the Death Benefit proceeds upon the death of the Insured. We will pay the Death Benefit proceeds to the named Beneficiary(ies) or contingent Beneficiary(ies). As described below in “Settlement Options,” we pay the Death Benefit proceeds in one sum or under an optional payment plan.
The Death Benefit proceeds payable to the Beneficiary equal the applicable Death Benefit, less any Policy Debt and less any due and unpaid charges. The proceeds may be increased, if you have added a rider that provides an additional benefit. Please see “Optional Benefits Under the Policy”. We determine the amount of the Death Benefit proceeds as of the end of the Valuation Period during which the Insured dies. We usually pay the Death Benefit proceeds within seven days after we have received due proof of death and all other requirements we deem necessary have been satisfied. The amount of the Death Benefit is based on the Death Benefit Option you have selected, any increases or decreases in the Face Amount, and in some instances your Policy Value.
Death Benefit Options. You may choose one of two Death Benefit Options:
Option 1: the Death Benefit is the greater of: (a) the Face Amount of the Policy; or (b) the Policy Value multiplied by the applicable corridor percentage as described below, and as set forth in your Policy. Option 1 is designed to provide a specific amount of Death Benefit that generally does not vary with changes in the Policy Value. As your Policy Value increases, the Net Amount at Risk under your Policy generally decreases, unless your Policy Value is sufficiently large to require that the Death Benefit be determined using the applicable corridor percentage.
Option 2: the Death Benefit is the greater of: (a) the Face Amount plus the Policy Value; or (b) the Policy Value multiplied by the applicable corridor percentage. Under Option 2, the amount of the Death Benefit generally increases to reflect increases in the Policy Value. Under this option your Policy generally involves a constant Net Amount at Risk.
Your Policy has a minimum Death Benefit. While your Policy remains in force, we guarantee that the Death Benefit will not be less than the greater of the current Face Amount of the Policy or the Policy Value multiplied by the applicable corridor percentage. We have set forth the applicable corridor percentages in the Policy. The corridor percentages are based upon the age of the Insured. The applicable corridor percentage decreases from 250% at age 40 or less to 100% at age 95 or above.
Since the cost of insurance charge is based upon the net amount at risk, it generally is less under a Policy with an Option 1 Death Benefit than one with an Option 2 Death Benefit. As a result, if the Sub-Accounts you select experience favorable investment results, your Policy Value tends to increase faster under Option 1 than under Option 2, but the total Death Benefit under Option 2 increases or decreases directly with changes in Policy Value. Thus, you may prefer Option 1 if you are more interested in the possibility of increasing your Policy Value based upon favorable investment experience, while you may prefer Option 2 if you are seeking to increase total Death Benefits.
Example of Applicable Corridor Percentage. The corridor percentages are set so as to seek to ensure that the Policies qualify for favorable federal income tax treatment. An increase in Policy Value due to favorable investment experience may increase the Death Benefit above the Face Amount, and a decrease in Policy Value due to unfavorable investment experience may decrease the Death Benefit (but not below the Face Amount). For example, if in the example below the Policy Owner paid a Net Premium of $60,000 and the Policy Value increased to $68,000 and then decreased to $54,000, the changes in Policy Value would have the following effects on the Death Benefit:

EXAMPLES	A	B

Face Amount	$150,000	$150,000
Death Benefit Option	1	1
Insured’s Attained Age	40	40
Policy Value on Date of Death	$68,000	$54,000
Applicable Corridor Percentage	250%	250%
Death Benefit	$170,200	$150,000

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In Example A, the Death Benefit equals $170,000, i.e., the greater of $100,000 (the Face Amount) and $170,000(the Policy Value at the Date of Death of $68,000, multiplied by the corridor percentage of 250%). This amount, less any Policy Debt and unpaid charges, constitutes the Death Benefit proceeds that we would pay to the Beneficiary.
In Example B, the Death Benefit is $150,000, i.e., the greater of $150,000 (the Face Amount) or $135,000 (the Policy Value of $54,000 multiplied by the corridor percentage of 250%).
Change to Death Benefit Option. After the first Policy Year, you may change the Death Benefit Option by writing to us at the address given on the first page of this Prospectus. If you ask to change from Option 2 to Option 1, we increase the Face Amount of your Policy by the amount of the Policy Value. If you ask to change from Option 1 to Option 2, we decrease the Face Amount of your Policy by the amount of the Policy Value. The change takes effect on the Monthly Deduction Day on or immediately following the day we receive your written request. We do not currently require you to prove insurability for a change from Death Benefit Option 2 to Option 1. We do require such evidence satisfactory to us for a change from Option 1 to Option 2. In addition, changes to the death benefit option may have tax consequences.  See “Federal Taxes - Modified Endowment Contracts”.
Change to Face Amount. You may change the Face Amount after the fifth Policy Year. You may request the change by writing to us at the address shown on the first page of this Prospectus. You should be aware that a change in the Face Amount changes the net amount at risk and, therefore, changes the cost of insurance charges on your Policy. The change will take effect on the Monthly Deduction Day after we approve the request. We do not permit a Face Amount change if the Policy is in the Grace Period.
If you request a decrease in Face Amount, we first apply it to coverage provided by the most recent increase in Face Amount, then to the next most recent increase successively and finally to the coverage under the original application. We do not permit a decrease in the Face Amount of your Policy if afterward the Face Amount remaining in force would be less than $25,000.
To apply for an increase in the Face Amount, you must submit to us a supplemental application, accompanied by satisfactory evidence that the Insured is insurable. We do not permit any increase in Face Amount after the Insured’s 80th birthday. The minimum amount of a Face Amount increase is $10,000. You may not increase the Face Amount of your Policy more often than once every twelve months.
You should be aware that an increase in the Face Amount of your Policy affects the cost of insurance charges applicable to your Policy. As noted above, we deduct a larger amount of cost of insurance charges, because an increase in the Face Amount also increases the net amount at risk under your Policy. We will not approve a request for a Face Amount increase if the Lapse Determination Value is too small to pay the Monthly Deduction for the Policy Month following the increase. As described in “Charges and Deductions - Surrender Charge” of this Prospectus, if you increase the Face Amount of your Policy, your maximum surrender charge also increases. Finally, increases in the Face Amount of your Policy also increase the Monthly Guarantee Premiums. Modifying the Policy’s Face Amount may have tax ramifications. For additional information, please see “Federal Taxes” on page 29.

Optional Benefits Under the Policy
In addition to the standard death benefits associated with your Policy, other optional benefits may also be available to you. The following table summarizes information about these optional benefits. Information about the fees associated with each benefit included in the table may be found in the Fee Table.

Name of Benefit	Purpose	Description of Restrictions/Limitations
Children’s Level Term Rider	This rider provides for level term insurance on the Insured’s children, as defined in the rider.
•This rider provides coverage until the earlier of the child’s 25th birthday or the Insured’s age 65.
•If the Insured dies while the rider is in effect, we convert the coverage on each child to paid-up term insurance that remains in force until the child reaches age 25.
•This rider may be exchanged for a new term policy on the earlier of each child’s 25th birthday, or the Insured’s age 65.

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Accidental Death Benefit Rider	Under this rider, we provide additional insurance if the Insured dies from accidental bodily injury as defined in the rider.	This rider ends when one of the following occurs: •the Policy terminates; •the next Policy Anniversary after the Insured’s 70th birthday; or •you ask to end the rider.
Continuation of Premium Rider	Under this rider, we contribute a monthly amount to the Policy Value if the Insured becomes totally disabled as defined in the rider.	This rider ends when one of the following occurs: •the Policy terminates; •the Insured reaches age 60; or •you ask to end the rider
Additional Insured Term Rider	This rider provides life insurance coverage on an Additional Insured.
•You may renew the coverage until the Additional Insured reaches age 99.
•Until the Additional Insured’s 75th birthday, you may exchange the rider for a new Policy on the Additional Insured’s life, subject to certain conditions as defined in the rider
•This rider will stop after 20 years from the start date, if the Policy Value is not sufficient to cover the cost of the rider, but the Policy is still in force through any GMBD feature.

Primary Insured Term Rider	This rider provides additional term life insurance coverage on the Primary Insured.
This rider will stop:
•On the monthly activity day next following the insured’s 99th birthday;
•When this rider is exchanged as provided in the rider;
•On the monthly activity day after you make a written request;
•After 20 years from the start date, if the Policy Value is not sufficient to cover the cost of the rider, but the Policy is still in force through any GMBD feature; or
•When the Policy stops.

Accelerated Death Benefit Rider, Terminal Illness	This rider provides for an advance of a portion of the Death Benefit if the Insured is diagnosed with a terminal illness and satisfactory proof of the terminal illness is provided to us.
•The Death Benefit and Policy Value of your Policy are reduced if an accelerated benefit is paid.
•We will pay you the accelerated benefit amount under this rider upon due proof that the insured has a terminal illness, subject to the following conditions: (i) the terminal illness manifests on or after the effective date of the rider; (ii) the Policy and the rider are in force; (iii) proof of terminal illness is received by us; and (iv) a consent form from all irrevocable beneficiaries and from all assignees must be signed and received by us.
•If your Policy was issued in connection with a Qualified Plan, we may not be able to offer you some of the benefits provided by these riders.

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Additional Information About Optional Insurance Benefits. You may ask to add one or more riders to your Policy to provide additional optional insurance benefits. We require evidence of insurability before we issue a rider to you. We deduct the cost of any riders as part of the Monthly Deduction. Adding a Rider may also increase the Monthly Guarantee Premiums for your Policy. The riders we currently offer are described below. All of these riders may be added at any time except the Primary Insured Rider and the Additional Insured Rider. In our discretion, we may offer additional riders or stop offering a rider.
Children’s Level Term Rider.
This rider provides for level term insurance on the Insured’s children, as defined in the rider. We provide coverage until the earlier of the child’s 25th birthday or the Insured’s age 65. For example, if you purchased this rider on your Policy for a coverage amount of $5,000 and one of your children named on your Policy or rider application were to die while your Policy and this rider were still in force, the Company would pay a $5,000 death benefit to the beneficiary.
Accidental Death Benefit Rider.
Under this rider, we pay the accidental death benefit shown in the Policy Schedule if the Insured dies from accidental bodily injury as defined in the rider. The amount will be included in the death benefit of the policy and will be paid upon receipt of proof that the death of the insured: (1) resulted directly and independently of all other causes, from an accidental bodily injury; and (2) occurred within 90 days from the date of injury; and (3) occurred while the policy and this rider are in force. For example, if the accidental death benefit shown on the Policy Schedule is $50,000 and the Insured dies from an accidental bodily injury, then at death of the Insured $50,000 would be paid out to the named Beneficiary in addition to the Death Benefit provided under the Policy.
Benefits will not be paid under this rider if the Insured’s death resulted from certain risks, such as the Insured’s death resulting from: (1) war or any act of war, (2) suicide, or any attempt at suicide, while sane, (3) attempting a felony, (4) disease, infirmity of the body or mind, or treatment for either, (5) voluntarily taking drugs or inhaling gas except while conducting Insured’s duties during course of employment, unless ordered by a qualified doctor, or taking poison, and (6) being in or falling from an air or spacecraft, if the Insured is pilot or crew, being flown for the purpose of descent from such aircraft while in flight, or is giving or receiving any kind of training or instruction, or has any duties aboard such aircraft.
This rider ends when one of the following occurs: (1) the Policy terminates; (2) the next Policy Anniversary after the Insured’s 70th birthday; or (3) you ask to end the rider.
Continuation of Premium Rider.
Under this rider, we contribute a monthly amount to the Policy Value if the Insured becomes totally disabled as defined in the rider and while the disability continues. The monthly amount we contribute to Policy Value is equal to the monthly disability benefit on each monthly activity date as shown in your Policy. This rider ends when one of the following occurs: (1) the Policy terminates; (2) the Insured reaches age 60; or (3) you ask to end the rider.
Additional Insured Term Rider.
This rider provides life insurance coverage on an Additional Insured. We pay the Face Amount of the rider to the named Beneficiary when we receive due proof that the Additional Insured died while the rider was in force. You may renew the coverage until the Additional Insured reaches age 99. Until the Additional Insured’s 75th birthday, you may exchange the rider for a new Policy on the Additional Insured’s life, subject to certain conditions as defined in the rider. We do not require evidence of insurability to exchange the rider.
For example, if the rider with a Face Amount of $100,000 was added to the Policy, at death of the Additional Insured $100,000 would be paid out to the named Beneficiary.
Primary Insured Term Rider.
This rider provides additional term life insurance coverage on the Primary Insured. If you added this rider to your Policy and the rider was active at the time the Insured died, this rider would pay out an additional benefit to the Beneficiary. For example, if the rider was added to the Policy for $10,000 of term insurance, at death of the Insured $10,000 would be paid out to the named Beneficiary in addition to the Death Benefit provided under the Policy.
You may renew this coverage until the Insured reaches age 99. Until the Insured reaches age 75, you may exchange the rider for a new Policy. In addition, after the fifth Policy Year and until the Insured reaches age 75, you may convert the rider to the base Policy. We do not require evidence of insurability to exchange or convert the Policy. If you purchase this rider, your surrender charge is less than if you purchased a single Policy with the same Face Amount as the total coverage of your Policy and Primary Insured Term Rider. In addition, at least initially your total insurance charges are lower for a Policy/Primary Insured Term Rider combination, although they may be higher if your Policy Value increases and the net amount at risk under your Policy decreases sufficiently.
Commissions payable to sales representatives on the sale of Policies with a Primary Insured Term Rider are calculated based on the total premium payments made for the base Policy and the rider. The commissions will vary depending on the ratio of the premium for the base Policy and the rider. The same amount of premium will result in the highest
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commission when there is no rider, with the commission declining as the portion of the death benefit coverage allocated to the rider increases. Thus, the lowest commission amount is payable when the maximum rider is purchased.
Accelerated Death Benefit Rider, Terminal Illness.
This rider provides for an advance of a portion of the Death Benefit if the Insured is diagnosed with a terminal illness and satisfactory proof of the terminal illness is provided to us. A terminal illness is a medical condition of the Insured that, not withstanding medical care, will result in death within twelve months, or as otherwise provided by applicable state law. You may add this rider after your Policy is issued if the rider is available in your state. There is no additional cost for this rider. The maximum accelerated death benefit you may receive is the lesser of:
(i) 50% of the Death Benefit as of the date the first request is paid; or
(ii) $250,000, including all other accelerated benefit amounts paid under all policies issued by us on the life of the Insured.
The Death Benefit and Policy Value of your Policy are reduced if an accelerated benefit is paid. The amount of Death Benefit that you request to accelerate is reduced by:
(i) any due and uncollected Monthly Deductions, or unpaid required Premium if a claim occurs during a Grace Period;
(ii) if allowed in your state, an administrative expense charge of up to $200 for each accelerated benefit request;
(iii) pro-rata amount of any outstanding Policy Loan; and
(iv) twelve-month actuarial discount that reflects the early payment of the accelerated benefit amount.
If you added this rider to your Policy and both the Policy and rider were in force at a time where the insured was determined to be terminally ill (per the terms of the rider), you could request an acceleration of some of the death benefit (subject to the minimums and maximums). For example, if the Policy’s death benefit was $100,000 and the Policy Value was $18,000 at that time and you elect to accelerate (50% of the death benefit); if we assume the interest rate used to discount the future death benefit was 6% ($200.00 (admin fee) + $2,830.19 (6% interest discount for one year on the accelerated death benefit)), you would receive $46,969.81, the policy’s death benefit would reduce by 50% to $50,000 and the Policy Value would reduce proportionately to $9,000.
If your Policy was issued in connection with a Qualified Plan, we may not be able to offer you some of the benefits provided by these riders.

Surrenders and Withdrawals
Surrenders. While your Policy is in force, you may surrender the Policy. Your Policy terminates on the day we receive your written request, or the surrender effective date requested by you, whichever is later.
The Net Surrender Value equals the Policy Value, minus the surrender charge, minus any Policy Debt. The surrender charge is described in "Charges and Deductions - Surrender Charge" below. Upon surrender, we pay you the Net Surrender Value determined as of the day we receive your written request. We ordinarily pay you the Net Surrender Value of the Policy within seven days of our receiving your complete written request or on the effective surrender date you request, whichever is later. We may, however, postpone payment in the circumstances described in the "Policy Value - Postponement of Payments" section. The Policy cannot be reinstated once it is surrendered. You may receive the surrender proceeds in one sum or under any of the settlement options described in "Settlement Options" below. We have set forth the tax consequences of surrendering the Policy in "Federal Taxes".
Partial Withdrawal. General. While the Policy is in force after the first Policy Year, you may receive a portion of the Net Surrender Value by making a partial withdrawal from your Policy. The minimum partial withdrawal amount is $250. You may not withdraw an amount that would reduce the Net Surrender Value below $500 or reduce the Face Amount below $25,000. We will assess a proportionate percentage of the surrender charge when a withdrawal is taken.
We subtract the amount withdrawn from your Policy Value. You may specify how much of your partial withdrawal you wish taken from each Sub-Account or from the Fixed Account. You may not withdraw from the Fixed Account more than the total withdrawal amount times the ratio of the Fixed Account to your total Policy Value immediately before the withdrawal.
You must request the partial withdrawal in writing. Your request is effective on the date received. We may, however, postpone payment in the circumstances described in the "Policy Value - Postponement of Payments" section. Before we pay any partial withdrawal, you must provide us with a completed withholding form.
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Effect on Face Amount. If you have selected Death Benefit Option 1, a partial withdrawal reduces the Face Amount of your Policy as well as the Policy Value. We reduce the Face Amount by the amount of the partial withdrawal. The Face Amount after a partial withdrawal may not be less than $25,000. If you have previously increased the Face Amount of your Policy, your partial withdrawals first reduce the Face Amount of the most recent increase, then the most recent increases successively, then the coverage under the original Policy.
Under Option 2, a reduction in Policy Value as a result of a partial withdrawal typically results in a dollar for dollar reduction in the life insurance proceeds payable under the Policy.
Tax Consequences. The tax consequences of partial withdrawals are discussed in “Federal Taxes”.

Policy Loans
General. While the Policy is in force, you may borrow money from us using the Policy as the only security for your loan. Loans have priority over the claims of any assignee or any other person. The maximum amount available for Policy Loans is 90% of the Surrender Value of your Policy at the end of the Valuation Period in which we receive your loan request. Outstanding Policy Loans and loan interest reduce the amount you may request. Other restrictions may apply if your Policy was issued in connection with a Qualified Plan. In addition, if you have named an irrevocable Beneficiary, you must also obtain his or her written consent before we make a Policy Loan to you.
We ordinarily disburse your loan to you within seven days after we receive your loan request at our home office. We may, however, postpone payment in the circumstances described above in “Policy Value - Postponement of Payments.”
When we make a Policy Loan to you, we transfer to the Loan Account a portion of the Policy Value equal to the loan amount. We also transfer in this manner Policy Value equal to any due and unpaid loan interest.
As of May 1, 2009, in most states, we usually take the transfers from the Sub-Accounts and the Fixed Account pro rata based upon the balances of each Sub-Account and the Fixed Account. On or about August 1, 2009, in most states if we have not received instructions as to how to allocate a policy loan among the Sub-Accounts and the Fixed Account, all loan amounts will be transferred from the Sub-Accounts and the Fixed Account to the Loan Account in the same allocation percentages as specified for premium payments. In Florida, if no allocation specification is made, the loan will be allocated among the Sub-Accounts in the same proportion that the policy value in each Sub-Account bears to the total Policy Value on the date of the loan. In Texas, if no allocation specification is made, we will use the same percentages used to allocate monthly deductions to the Fixed Account and to each Sub-Account. The amounts allocated to the Loan Account are credited with interest at the Loan Credited Rate stated in your Policy.
Loan Interest. Interest on Policy Loans accrues daily and is due at the end of each Policy Year. If you do not pay the interest on a Policy Loan when due, the unpaid interest becomes part of the Policy Loan and accrues interest at the same rate. In addition, we transfer the difference between the values of the Loan Account and the Policy Debt on a pro-rata basis from the Sub-Accounts and the Fixed Account to the Loan Account.
You may borrow an amount equal to your Policy Value, less all Premiums paid, as a preferred loan. The interest rate charged for preferred loans is 4.0% per year. A standard loan is the amount that may be borrowed from the sum of Premiums paid. All non-preferred loans will be treated as a standard loan. The interest rate charged for standard loans is currently 6.0% per year.
Beginning in policy year 13, all new and existing loans will be treated as preferred loans with regard to interest accruing or credited on or after April 15, 2006.
Loan Repayment. While the Policy remains in force, you may repay the Policy Loan in whole or in part without any penalty at any time while the Insured is living. If you have a Policy Loan outstanding, we assume that any payment we receive from you is to be applied as Premium to your Policy Value, unless you tell us to treat your payment as a loan repayment. If you designate a payment as a loan repayment or interest payments, your payment is allocated among the Sub-Accounts and the Fixed Account using the same percentages used to allocate Net Premiums. An amount equal to the payment is deducted from the Loan Account.
If the total outstanding loan(s) and loan interest exceeds the Surrender Value of your Policy, we notify you and any assignee in writing. To keep the Policy in force, we require you to pay a Premium sufficient to keep the Policy in force for at least three more months. If you do not pay us sufficient Premium within the 61-day Grace Period, your Policy lapses and terminates without value. As explained in the section entitled “Lapse and Reinstatement”, you may subsequently reinstate the Policy by either repayment or reimbursement of any Policy Debt that was outstanding at the end of the Grace Period. If your Policy lapses while a Policy Loan is outstanding, you may owe taxes or suffer other adverse tax consequences even if you subsequently reinstate the Policy. Please consult a tax adviser for details.
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Pre-Existing Loan. If you have a loan with another insurance company, and you are terminating that policy to buy one from us, usually you would repay the old loan during the process of surrendering the old policy. Income taxes on the interest earned may be due. We permit you to carry this old loan over to your new Policy through a Tax Code Section 1035 tax-free exchange, up to certain limits. The use of a Section 1035 tax-free exchange may avoid any current income tax liability that would be due if the old loan was extinguished.
If you transfer a Policy Loan from another insurer as part of a Section 1035 tax-free exchange, we treat a loan of up to 20% of your Policy Value as a preferred loan. If the amount due is more than 20% of your Policy Value, we treat the excess as a standard loan. The treatment of transferred Policy Loans is illustrated in the following example:

Transferred Policy Value	$190,000
Transferred Policy Loan	$40,000
Surrender Value	$150,000
20% of Policy Value	$38,000
Preferred Loan	$38,000
Standard Loan	$2,000
Beginning in policy year 13, all new and existing loans will be treated as preferred loans with regard to interest accruing or credited on or after April 15, 2006.
Effect on Policy Value. A Policy Loan, whether or not repaid, has a permanent effect on the Policy Value because the investment results of each Sub-Account and the Fixed Account apply only to the amount remaining in that account. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Sub-Accounts and/or Fixed Account earn more than the annual interest rate for amounts held in the Loan Account, your Policy Value does not increase as rapidly as it would if you had not taken a Policy Loan. However, if the Sub-Accounts or the Fixed Account or both earn less than that rate, then your Policy Value is greater than it would have been if you had not taken a Policy Loan. The combination of an increasing loan balance, deductions for contract charges and fees, and unfavorable investment performance may cause the Policy to lapse, triggering ordinary income taxation on the outstanding loan balance to the extent it exceeds your cost basis in the Policy. Also, if you do not repay a Policy Loan, total outstanding Policy Debt is subtracted from the Death Benefit and Surrender Value otherwise payable.

Lapse and Reinstatement
Lapse and Grace Period. If the Lapse Determination Value is less than the Monthly Deduction due on a Monthly Deduction Day and the Guaranteed Minimum Death Benefit feature is not in effect, your Policy may lapse. We give you a 61-day Grace Period in which to pay an adequate amount of additional Premium to keep the Policy in force after the end of the Grace Period.
At least 30 days before the end of the Grace Period, we send you a notice.
The Policy continues in effect through the Grace Period. If the Insured dies during the Grace Period, we pay a Death Benefit in accordance with your instructions. However, we reduce the proceeds by an amount equal to Monthly Deduction(s) due and unpaid. See “Optional Benefits Under the Policy”. If you do not pay us the amount shown in the notice before the end of the Grace Period, your Policy ends at the end of the Grace Period.
Reinstatement. If the Policy lapses, you may apply for reinstatement by paying to us the reinstatement Premium and any applicable charges required under the Policy. You must request reinstatement within five years of the date the Policy entered a Grace Period. The reinstatement Premium equals an amount sufficient to (1) cover all unpaid Monthly Deductions for the Grace Period, and (2) keep your Policy in force for three months. If a Policy Loan was outstanding at the time of your Policy’s lapse, you must either repay or reinstate the loan before we reinstate your Policy. In addition, we may require you to provide evidence of insurability satisfactory to us. The Face Amount upon reinstatement cannot exceed the Face Amount of your Policy at its lapse. The Policy Value on the reinstatement date reflects the Policy Value at the time of termination of the Policy plus the Premium paid at the time of reinstatement. All Policy charges continue to be based on your original Issue Date. You cannot reinstate the Policy once it has been surrendered.

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Settlement Options
We pay the surrender proceeds or Death Benefit proceeds under the Policy in one sum or under one of the Settlement Options that we then offer. The one sum payment may be paid in a single payment or deposited to an interest bearing account, if available. You may request a Settlement Option by notifying us in writing at the address given on the first page of this Prospectus. We transfer to our Fixed Account any amount placed under a Settlement Option, which amount will not be affected thereafter by the investment performance of the Separate Account. We do not permit surrenders or partial withdrawals after payment under a settlement option commences.
The amount applied to a Settlement Option must include at least $5,000 of Policy Value and result in installment payments of not less than $50. When the proceeds are payable, we inform you concerning the rate of interest we credit to funds left with us. We guarantee that the rate of interest will be at least 3.5%. We may pay interest in excess of the guaranteed rate.
We currently offer the five Settlement Options described below:
Option A - Interest. We hold the proceeds, credit interest to them and pay out the funds when the person entitled to them requests.
Option B - Fixed Payments. We pay a selected monthly income until the proceeds, and any interest credits, are exhausted.
Option C - Life Income Guaranteed Period Certain. We pay the proceeds in a monthly income for as long as the payee lives, or you may also select a guarantee period of between five and twenty years. If a guarantee period is selected, we make monthly payments at least until the payee dies. If the payee dies before the end of the guarantee period, we continue payments to a successor payee until the end of the guarantee period. If no guarantee period is selected or if the payee dies after the end of the guarantee period, we stop payments when the payee dies. It is possible for the payee to receive only one payment under this option, if the payee dies before the second payment is due and you did not choose a guarantee period. This Settlement Option is not available if settlement is to a non-natural Owner or non-natural Beneficiary.
Option D - Joint and Survivor. We pay the proceeds in a monthly income to two payees for as long as either payee is alive. Payments stop when both payees have died. It is possible for the payees to receive only one payment, if both payees die before the second payment is due. This Settlement Option is not available if settlement is to a non-natural Owner or non-natural Beneficiary.
Option E - Period Certain. We pay the proceeds in monthly installments for a specified number of years, from five to twenty-five years. If the payee dies before the end of the specified period, we pay the remaining guaranteed payments to a successor payee.
In addition, we may agree to other Settlement Option plans. Write or call us to obtain information about them.
You may request that the proceeds of the Policy be paid under a Settlement Option by submitting a request to us in writing before the death of the Insured. If at the time of the Insured’s death, no Settlement Option is in effect, the Beneficiary may choose a Settlement Option after the Death Benefit is payable and before it is paid. If you change the Beneficiary, the existing choice of Settlement Option becomes invalid and you may either notify us that you wish to continue the pre-existing choice of Settlement Option or select a new one.

Federal Taxes
Introduction. The following discussion is general and is not intended as tax advice. Lincoln Benefit makes no guarantee regarding the tax treatment of any Policy or transaction involving a Policy. Federal, state, local and other tax consequences of ownership or purchase of a life insurance policy depend upon your circumstances. Our general discussion of the tax treatment of this Policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this Policy cannot be made in the Prospectus. For detailed information, you should consult with a qualified tax adviser familiar with your situation. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a qualified tax adviser.
Taxation of the Company and the Separate Account. Lincoln Benefit is taxed as a life insurance company under Part I of Subchapter L of the Tax Code. The Separate Account is not an entity separate from Lincoln Benefit and its operations form a part of Lincoln Benefit. Therefore, the Separate Account is not taxed separately as a “Regulated Investment Company” under Subchapter M of the Tax Code. Investment income and realized capital gains are
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automatically applied to increase reserves under the Policies to the extent permitted by federal tax law. Under current federal tax law, Lincoln Benefit believes that the Separate Account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Policies. Generally, reserves are amounts that Lincoln Benefit is legally required to accumulate and maintain in order to meet future obligations under the Policies. Lincoln Benefit does not anticipate that it will incur any federal income tax liability attributable to the Separate Account. Therefore, we do not intend to make provisions for any such taxes. If we incur tax associated with a Separate Account, then we may impose a charge against the Separate Account in order to make provisions for any such taxes.
Taxation of Policy Benefits. In order to qualify as a life insurance policy for federal income tax purposes, the policy must meet the definition of a life insurance policy set forth in Section 7702 of the Tax Code. Section 7702 limits the amount of premiums that may be invested in a policy that qualifies as life insurance. The Policy is structured to meet the Section 7702 definition of a life insurance policy. This means that the Death Benefit is generally excluded from the Beneficiary’s gross income under Section 101(a) of the Tax Code and you are generally not taxed on increases in the Policy Value until a distribution occurs.
If the Death Benefit is not received in one sum and is, instead, applied under one of the settlement options, payments generally will be prorated between amounts attributable to the Death Benefit, which will generally be excludable from the Beneficiary’s income, and amounts attributable to earnings on that income (occurring after the Insured’s death), which will be includable in the Beneficiary’s income.
If a Policy fails to qualify as life insurance under Section 7702, the Policy will not provide any of the tax advantages normally provided by life insurance. Lincoln Benefit has the right to amend the Policies to comply with any future changes in the Tax Code, any regulations or rulings under the Tax Code and any other requirements imposed by the Internal Revenue Service.
If you surrender the Policy, you are subject to income tax on the portion of the distribution that exceeds the investment in the contract. The investment in the contract is the gross Premium paid for the Policy minus any amounts previously received from the Policy if such amounts were properly excluded from your gross income. If your Policy is not a Modified Endowment Contract, policy loans are not treated as taxable distributions. Interest paid on a Policy loan is generally not deductible. You are generally taxed on partial withdrawals to the extent the amount distributed exceeds the investment in the contract. In certain situations, partial withdrawals or reduction in benefits during the first fifteen years of the Policy may result in a taxable distribution before the investment in the contract is recovered even if the policy is not a Modified Endowment Contract. Withdrawals and loans from Modified Endowment Contracts are subject to less favorable tax treatment. Loans, if not repaid, and withdrawals reduce the contract’s death benefit and cash value. For an additional discussion of Modified Endowment Contracts, please see the "Federal Taxes - Modified Endowment Contracts".
If you are Owner and Insured under the Policy, the Death Benefit will be included in your gross estate for federal estate tax purposes. Even if the Insured is not the Owner but retains incidents of ownership in the Policy, the Death Benefit will also be included in the Insured’s gross estate. Examples of incidents of ownership include the right to:
•change beneficiaries,
•assign the Policy,
•revoke an assignment,
•pledge the Policy, or
•obtain a Policy loan.
If you are Owner and Insured under the Policy, and you transfer all incidents of ownership in the Policy, the Death Benefit will be included in your gross estate if you die within three years from the date of the ownership transfer. State and local estate and inheritance taxes may also apply. In addition, certain transfers of the Policy or Death Benefit, either during life or at death, to individuals two or more generations below the transferor may be subject to the federal generation skipping transfer tax. This rule also applies if the transfer is to a trust for the benefit of individuals two or more generations below the transferor.
The Policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. If you are contemplating the use of a Policy in any of these arrangements, you should consult a qualified tax adviser regarding the tax attributes of the particular arrangement. We no longer sell life insurance contracts to corporate and self-employed tax-qualified retirement pension and profit sharing plans subject to Section 401.
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Employer Owned Life Insurance (a.k.a. “COLI”). The Pension Reform Act, enacted in 2006, includes provisions affecting the taxation of Death Benefits paid from policies owned by “Employers.” Although these policies are commonly referred to as Corporate Owned Life Insurance (“COLI”), the term “Employer” includes any person or non-natural entity such as a partnership, LLC, or corporation, which is engaged in a trade or business. The term Employer also includes a person or entity related to the policyholder under the attribution rules of Tax Code sections 267(b) or 707(b)(1), and any person or entity engaged in a trade or business which is under common control with the policyholder.
Generally, for contracts issued to employers after August 17, 2008, the portion of the Death Benefit in excess of the premiums or other amounts the employer paid for the policy will be treated as income unless:
•the insured was an employee within 12 months of death;
•proceeds are paid to the insured's beneficiary;
•proceeds are used to buy back any equity interest owned by the insured at the time of death; or
•the insured was a “highly compensated employee” or “highly compensated individual.”
For purposes of the COLI rules, “highly compensated employees” are:
•more than 5% owners;
•directors; and
•anyone else in the top 35% of employees ranked by pay.
“Highly compensated individuals” are individuals who are:
•more than 10% owners;
•one of the five highest paid officers; or
•among the highest paid 35% of all employees.
The COLI provision also includes notice and consent requirements, and reporting requirements.
Modified Endowment Contracts. A life insurance policy is treated as a “Modified Endowment Contract” under Section 7702A of the Tax Code if it meets the definition of life insurance in Section 7702, but fails the “seven-pay” test of Section 7702A. The seven-pay test limits the amount of premiums that can be paid into the contract before the Policy will become a Modified Endowment Contract. We will not accept any Premiums that cause the Policy to become a Modified Endowment Contract unless we receive from you a written acknowledgment that the Policy will become a Modified Endowment Contract. An exchange under Section 1035 of the Tax Code of a life insurance policy that is not a Modified Endowment Contract will not cause the new policy to be a Modified Endowment Contract if no additional premiums are paid. An exchange under Section 1035 of the Code of a life insurance policy that is a Modified Endowment Contract for a new life insurance policy will always cause the new policy to be a Modified Endowment Contract.
If your Policy is not issued as a Modified Endowment Contract, it can become a Modified Endowment Contract under certain circumstances. If your Policy is materially changed at any time, your policy must be tested to determine whether it has become a Modified Endowment Contract. A material change includes certain increases in the policy’s death benefit and the addition or increase of certain riders, rate class changes, and certain changes to Death Benefit Options. Your Policy will be treated as though it were a new contract on the day the material change takes effect, a new seven-pay limit will be calculated, and a new seven-pay period will begin. Additionally, if the benefits provided by your Policy are reduced or certain changes to Death Benefit Options occur during the first 7 years of the policy or during a “seven-pay period”, the seven-pay test will be applied as though the policy were initially issued with the reduced benefits. If the cumulative premiums paid into the Policy prior to the reduction in benefits are in excess of the seven-pay limit for the reduced benefit, then your policy will become a Modified Endowment Contract.
If a contract is classified as a Modified Endowment Contract, the Death Benefit will still qualify for the exclusion from gross income, and increases in Policy value are not subject to current taxation unless withdrawn or otherwise accessed. If you receive any amount as a Policy loan (including unpaid interest that is added to the loan balance) from a Modified Endowment Contract, or assign or pledge any part of the value of the Policy, such amount is treated as a distribution. Withdrawals and distributions made from a Modified Endowment Contract before the Insured’s death are treated as taxable income first, then as recovery of the investment in the contract. The taxable portion of any distribution from a Modified Endowment Contract is subject to an additional 10% penalty tax, except as follows:
•distributions made on or after the date on which the taxpayer attains age 59½;
31 PROSPECTUS

•distributions attributable to the taxpayer’s becoming disabled (within the meaning of Section 72(m)(7) of the Tax Code); or
•any distribution that is part of a series of substantially equal periodic payments (paid not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his or her beneficiary.
All Modified Endowment Contracts that are issued within any calendar year to the same owner by one company or its affiliates shall be treated as one Modified Endowment Contract in determining the taxable portion of any distributions from any of the contracts required to be aggregated.
Income Tax Withholding. Generally, Lincoln Benefit is required to withhold federal income tax at a rate of 10% from taxable distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.
Generally, code Section 1441 provides that Lincoln Benefit, as a withholding agent, must withhold 30% of the taxable amounts paid to a non-resident alien not subject to FATCA. Certain payees may be subject to the Foreign Accounts Tax Compliance Act ("FATCA") which would require 30% mandatory withholding for certain entities. Please see your personal tax adviser for additional information regarding FATCA. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8 to certify the owners’ foreign status. Withholding on taxable distributions may be reduced or eliminated if covered by an income tax treaty between the United States and the non-resident alien’s country of residence. The United States does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for taxable life insurance distributions.
Diversification Requirements. For a Policy to qualify as a variable life insurance policy for federal tax purposes, the investments in the Separate Account must be “adequately diversified” consistent with standards under Treasury Department regulations. If the investments in the Separate Account are not adequately diversified, the Policy will not be treated as a variable life insurance policy for federal income tax purposes. As a result, you will be taxed on the excess of the Policy Value over the investment in the contract. Although Lincoln Benefit does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.
Ownership Treatment. The IRS has stated that you will be considered the owner of Separate Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the Separate Account investments may cause a policy owner to be treated as the owner of the Separate Account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct Sub-Account investments without being treated as owners of the underlying assets of the Separate Account.
Your rights under the Policy are different than those described by the IRS in private and public rulings in which it found that policy owners were not owners of separate account assets. For example, if your Policy offers more than twenty (20) investment alternatives you have the choice to allocate premiums and policy values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in your being treated as the owner of the Separate Account. If this occurs, income and gain from the Separate Account assets would be includible in your gross income. Lincoln Benefit does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Policy. We reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Separate Account. However, we make no guarantee that such modification to the Policy will be successful.
Generation-Skipping Transfer Tax. The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation skipping transfer tax consequences under federal tax law. The individual situation of each Policy owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.
Under certain circumstances, the Tax Code may impose a generation-skipping transfer (“GST”) tax when all or part of a life policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the
32 PROSPECTUS

Owner. Regulations issued under the Tax Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.
The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.
Reportable Policy Sale and Transfers of Ownership to Foreign Owners. The Tax Cuts and Jobs Act of 2017 included additional reporting requirements for any reportable policy sale occurring after December 31, 2017. A Reportable Policy Sale occurs when a person (buyer) acquires, directly or indirectly, a life insurance contract or any interest in such a contract with no substantial family, business, or financial relationship with the insured. The buyer is required to provide us with information related to the reportable policy sale to ensure proper reporting on an IRS Form 1099-LS. Upon notification of a reportable policy sale, we have an information reporting obligation to file an IRS Form 1099-SB including the seller’s investment in the life policy and the surrender value of the life insurance policy as of the date of sale. The Tax Cuts and Jobs Act of 2017 also modified the transfer for value rules. The potential application of these requirements underscores the importance of seeking guidance from a qualified adviser before entering into a reportable policy sale. At time of death claim, the death benefits from these life insurance policies that are identified as Reportable Policy Sale contracts are required to be reported on an IRS Form 1099R as a Reportable Death Benefit under Section 6050Y. A Transfer of Ownership to a Foreign Owner requires us to file an IRS Form 1099-SB with the transferor’s investment in the life policy and the surrender value of the life insurance policy as of the date of transfer. A Foreign Owner is a person or entity that cannot provide us an IRS Form W-9 certifying they are a US citizen or resident alien. We require an original IRS Form W-8 to certify the owner’s foreign status.
Medicare Tax on Investment Income. The Patient Protection and Affordable Care Act, enacted in 2010, included a Medicare tax on investment income. This tax assesses a 3.8% surtax on the lesser of (1) net investment income or (2) the excess of “modified adjusted gross income” over a threshold amount. The “threshold amount” is $250,000 for married taxpayers filing jointly, $125,000 for married taxpayers filing separately, $200,000 for single taxpayers, and approximately $12,500 for trusts. The taxable portion of payments received under the contract will be considered investment income for purposes of this surtax. You should consult a tax adviser about the impact of this tax on distributions from the Policy.

Legal Proceedings
There are no pending material legal proceedings to which the Separate Account or principal underwriter is a party. Lincoln Benefit is engaged in routine lawsuits, which, in our management’s judgment, are not of material importance to its respective total assets or material with respect to the Separate Account.

Legal Matters
Matters of Nebraska law pertaining to the Policy, including the validity of the Policy and our right to issue the Policy under Nebraska law, have been passed upon by Lamson, Dugan & Murray LLP, Omaha, Nebraska.

Financial Statements
The financial statements of the Separate Account as of December 31, 2020 and for each of the two years in the period ended December 31, 2020, and the accompanying Report of Independent Registered Public Accounting Firm appear in the Statement of Additional Information.
The statutory financial statements of Lincoln Benefit as of December 31, 2020 and December 31, 2019, for each of the three years in the period ended December 31, 2020, and the accompanying Reports of Independent Auditors appear in the Statement of Additional Information.
33 PROSPECTUS

Appendix A – Portfolios Available Under Your Policy
The following is a list of Portfolios available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at https://www.accessallstate.com/product/InvestorsSelectVUL. You can also request this information at no cost by calling 1-800-865-5237 or by sending an email request to service@allstate.com.
The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.

Type/Investment Objective	Portfolio Company and Investment Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
Capital appreciation.	Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I (1)	0.66	10.34%	10.45%	8.02%
	ALPS Advisors, Inc. (Subadviser Morningstar Investment Management, LLC)
Capital appreciation and some current income.	Morningstar Balanced ETF Asset Allocation Portfolio Class I (1)	0.63	9.41%	8.16%	6.54%
	ALPS Advisors, Inc. (Subadviser Morningstar Investment Management, LLC)
Current income and preservation of capital.	Morningstar Conservative ETF Asset Allocation Portfolio Class I (1)	0.61	6.80%	5.08%	3.91%
	ALPS Advisors, Inc. (Subadviser Morningstar Investment Management, LLC)
Capital appreciation.	Morningstar Growth ETF Asset Allocation Portfolio Class I (1)	0.64	10.26%	9.56%	7.52%
	ALPS Advisors, Inc. (Subadviser Morningstar Investment Management, LLC)
Current income and capital appreciation.	Morningstar Income and Growth ETF Asset Allocation Portfolio Class I (1)	0.62	8.73%	6.79%	5.27%
	ALPS Advisors, Inc. (Subadviser Morningstar Investment Management, LLC)
Seeks to maximize total return consistent with preservation of capital and prudent investment management.	DWS Bond VIP - Class A	0.63	9.07%	5.66%	4.45%
	DWS Investment Management Americas Inc.
Seeks to maximize income while maintaining prospects for capital appreciation.	DWS Global Income Builder VIP - Class A	0.64	8.28%	8.38%	7.11%
	DWS Investment Management Americas Inc.
To provide current income.	Federated Hermes Fund for U.S. Government Securities II	0.78	5.21%	3.00%	2.66%
	Federated Investment Management Company
To seek high current income.	Federated Hermes High Income Bond Fund II - Class P	0.81	5.59%	7.51%	6.37%
	Federated Investment Management Company
To achieve high current income and moderate capital appreciation.	Federated Hermes Managed Volatility Fund II - Class P	0.96	0.93%	7.15%	6.99%
	Federated Global Investment Management Corp., Federated Investment Management Company, Federated Equity Management Company of Pennsylvania
34 PROSPECTUS

Type/Investment Objective	Portfolio Company and Investment Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.	Fidelity® VIP Asset Manager Portfolio - Initial Class	0.60	14.87%	8.62%	7.35%
	Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR HK and FMR Japan)
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio - Initial Class	0.61	30.57%	16.19%	13.52%
	Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR HK and FMR Japan)
Seeks reasonable Income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity® VIP Equity-Income PortfolioSM - Initial Class	0.53	6.69%	10.69%	10.17%
	Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR HK and FMR Japan)
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® VIP Government Money Market Portfolio - Initial Class	0.24	—	—	—
	Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR HK and FMR Japan)
Seeks to achieve capital appreciation.	Fidelity® VIP Growth Portfolio - Initial Class	0.62	43.89%	21.32%	17.25%
	Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR HK and FMR Japan)
Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity® VIP Index 500 Portfolio - Initial Class	0.10	18.24%	15.09%	13.78%
	Fidelity Management & Research Company (FMR) (Subadviser Geode Capital Management, LLC (Geode))
Seeks long-term growth of capital.	Fidelity® VIP Overseas Portfolio - Initial Class	0.79	15.61%	9.25%	6.82%
	Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR HK, FMR Japan, FIA (UK) and FIJ)
To seek capital appreciation.	Invesco V.I. Discovery Mid Cap Growth Fund - Series II (2)	1.05	40.24%	19.09%	15.62%
	Invesco Advisers, Inc.
To seek capital appreciation.	Invesco Oppenheimer VI International Growth Fund - Series II	1.25	21.04%	8.92%	7.57%
	Invesco Advisers, Inc.
To seek capital appreciation.	Invesco V.I. Main Street Small Cap Fund® - Series II (2)	1.05	19.63%	12.59%	11.85%
	Invesco Advisers, Inc.
Long-term capital appreciation.	Invesco V.I. American Value Fund - Series I (3)	0.93	1.12%	7.00%	8.32%
	Invesco Advisers, Inc.
To seek long-term growth of capital and income.	Invesco V.I. Growth and Income Fund - Series II	1.00	1.85%	8.40%	9.05%
	Invesco Advisers, Inc.
Long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Henderson Balanced Portfolio - Institutional Shares	0.62	14.31%	11.81%	10.23%
	Janus Capital Management LLC
Long-term growth of capital.	Janus Henderson Enterprise Portfolio - Institutional Shares	0.72	19.47%	18.21%	15.25%
	Janus Capital Management LLC
Maximum total return, consistent with preservation of capital.	Janus Henderson Flexible Bond Portfolio - Institutional Shares	0.58	10.48%	4.94%	4.45%
	Janus Capital Management LLC
35 PROSPECTUS

Type/Investment Objective	Portfolio Company and Investment Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
Long-term growth of capital.	Janus Henderson Forty Portfolio - Institutional Shares	0.76	39.40%	21.03%	17.02%
	Janus Capital Management LLC
Long-term growth of capital.	Janus Henderson Global Research Portfolio - Institutional Shares	0.84	20.06%	13.35%	10.08%
	Janus Capital Management LLC
Long-term growth of capital.	Janus Henderson Research Portfolio - Institutional Shares	0.60	32.95%	17.67%	14.67%
	Janus Capital Management LLC
Long-term growth of capital.	Janus Henderson Overseas Portfolio - Service Shares	1.08	16.02%	8.77%	0.66%
	Janus Capital Management LLC
Long-term growth of capital as its primary objective. Current income as a secondary objective.	ClearBridge Variable Large Cap Value Portfolio - Class I	0.73	5.25%	9.91%	10.91%
	Legg Mason Partners Fund Advisor, LLC (Subadviser Clearbridge Investments, LLC)
Seeks capital appreciation.	MFS® New Discovery Series - Service Class	1.12	45.58%	22.68%	14.41%
	Massachusetts Financial Services Company
Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.	Morgan Stanley VIF Growth Portfolio - Class I	0.57	117.31%	34.10%	23.90%
	Morgan Stanley Investment Management Inc.
Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares	0.94	5.56%	4.77%	5.28%
	Pacific Investment Management Company LLC
Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Total Return Portfolio - Administrative Shares	0.69	8.65%	4.75%	3.93%
	Pacific Investment Management Company LLC
Seeks capital growth. Current income is a secondary objective.	Putnam VT International Value Fund - Class IB	1.19	3.94%	5.35%	3.97%
	Putnam Investment Management, LLC (Subadviser Putnam Investments Limited, The Putnam Advisory Company, LLC)
(1)The Morningstar ETF Allocation Series Portfolios invest in underlying ETFs and will indirectly bear their proportionate share of any fees and expenses payable directly by the underlying ETFs. As a result, the Portfolios may incur higher expenses, many of which may be duplicative.
(2)Effective April 30, 2021, the Invesco Oppenheimer VI Discovery Mid Cap Growth Fund - Series I and Invesco Oppenheimer VI Main Street Small Cap Fund® - Series II; are changing their names to the Invesco VI Discovery Mid Cap Growth Fund - Series I and Invesco VI Main Street Small Cap Fund® - Series II, respectively.
(3)Effective April 30, 2021, the Invesco V.I. Value Opportunities Fund - Series I is no longer available as an investment alternative. Therefore, the corresponding Invesco V.I. Value Opportunities Fund - Series I Sub-Account that invests in this Portfolio is closed and is no longer offered as of May 1, 2020. We will no longer accept purchase payments, permit transfers or any allocations to this Variable Sub-Account. Any amount invested in the Invesco V.I. Value Opportunities Fund - Series I as of May 1, 2021, will be transferred to the Invesco V.I. American Value Fund - Series I Sub-Account.
36 PROSPECTUS

Where You Can Find More Information
You can call us at 1-800-865-5237 to ask us questions, to request information about the Policy, and to obtain copies of the SAI, personalized illustrations or other documents. You also can write to us at the address given on the first page of this Prospectus.
We have filed a SAI with the SEC. The current SAI is dated May 1, 2021. The SAI contains additional information about the Policy and is incorporated by reference in this Prospectus. You can obtain a free copy of the SAI upon request, by writing us or calling at the number given above. You are encouraged to read the SAI.
Our SEC reports and other information about us are also available to the public at the SEC’s web site at sec.gov. Copies of any of the information filed with the SEC may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

Edgar Contract Identifier: C000005244
LBL6454-17

Investor’s Select Variable Universal Life Insurance
Flexible Premium Variable Universal Life Insurance Policies

Issued by:
Lincoln Benefit Life Company

In connection with:
Lincoln Benefit Life Variable Life Account

Street Address:
1221 N Street, Suite 200
Lincoln, NE 68508

Mailing Address:
Lincoln Benefit Life Company
Policyholder Services
P.O. Box 1538
Jacksonville, IL 62651-1538

Telephone Number: 1-844-768-6780
Fax Number: 1-844-768-6772

May 1, 2021

This Prospectus describes the Investor’s Select Flexible Premium Variable Universal Life Insurance Policies (the "Policies"). Since December 31, 2003, the Policies are no longer offered for sale.
These Policies are individual flexible premium variable adjustable life insurance Policies, the purpose of which is primarily to provide both life insurance protection and flexibility in connection with Premium payments and Death Benefits. Subject to certain restrictions, you may vary the frequency and amount of Premium payments and increase or decrease the level of life insurance benefits payable under the Policies.
Additional information about certain investment products, including variable life insurance, has been prepared by the Securities and Exchange Commission’s (“SEC”) staff and is available at Investor.gov.
NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
LINCOLN BENEFIT LIFE COMPANY DOES NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

i

Capitalized terms used in this prospectus are defined where first used or in the Definitions beginning on page iii of this prospectus.

Definitions
Please refer to this list for the meaning of the following terms:
Accumulation Unit - An accounting unit of measurement, which we use to calculate the value of a Sub-Account.
Age - The Insured’s age at his or her last birthday.
Attained Age - The Insured’s age at the last Policy Anniversary.
Beneficiary(ies) - The person(s) named by you to receive the Death Benefit under the Policy.
Death Benefit - The amount payable to the Beneficiary under the Policy upon the death of the Insured, before payment of any unpaid Policy Debt or Policy Charges.
Face Amount - The initial amount of insurance under your Policy, adjusted for any changes in accordance with the terms of your Policy.
Fixed Account - The portion of the Policy Value allocated to our general account.
Grace Period - A 61-day period during which the Policy remains in force so as to permit you to pay sufficient additional Premium to keep the Policy from lapsing.
Guaranteed Minimum Death Benefit, GMDB - A feature under which we guarantee that, regardless of declines in your Policy Value, your Policy does not enter the Grace Period if your total Premiums paid since the Issue Date, less any partial withdrawals and outstanding Policy Debt, are at least as great as either the monthly Safety Net Premium or monthly Lifetime Guarantee Premium amount times the number of months since the Issue Date.
Insured - The person whose life is Insured under the Policy.
Issue Date - The date on which the Policy is issued, which shall be used to determine Policy Anniversaries, Policy Years and Policy Months.
Lapse Determination Value - The value that must be available to pay a Monthly Deduction in order for the Policy to remain in force. If you have no outstanding Policy Debt, the Lapse Determination Value equals the Policy Value. Otherwise, it equals the Net Surrender Value.
Loan Account - An account established for amounts transferred from the Sub-Accounts and the Fixed Account as security for outstanding Policy loans.
Maturity Date - The Policy Anniversary following the Insured’s 100th birthday.
Monthly Automatic Payment - A method of paying a Premium each month automatically, for example by bank draft or salary deduction.
Monthly Deduction - The amount deducted from Policy Value on each Monthly Deduction Day for the policy fee, annual administrative expense charge when due, cost of insurance charge, and the cost of any benefit riders.
Monthly Deduction Day - The same day in each month as the Issue Date. If a month does not have that day, the deduction will be made as of the last day of the month. The day of the month on which Monthly Deductions are taken from your Policy Value.
Net Death Benefit - The Death Benefit, less any Policy Debt.
Net Investment Factor - The factor we use to determine the change in value of an Accumulation Unit in any Valuation Period. We determine the Net Investment Factor separately for each Sub-Account.
Net Policy Value - The Policy Value, less any Policy Debt.
Net Premium - The Premium less the Premium Charge.
Net Surrender Value - The Policy Value less any applicable surrender charges and less any unpaid Policy Debt. The Net Surrender Value must be positive for the Policy to remain in effect, unless the Guaranteed Minimum Death Benefit feature is in effect.
Policy Anniversary - The same day and month as the Issue Date for each subsequent year the Policy remains in force.
Policy Debt - The sum of all unpaid Policy loans and accrued loan interest.
Policy Month - A one month period beginning on the same day of the month as the issue date of the policy.
Policy Owner (“You” “Your”) - The person(s) having the rights and privileges of ownership defined in the Policy. The Policy Owner may or may not be the same person as the Insured. If your Policy is issued pursuant to a retirement plan, your ownership privileges may be modified by the plan.

Policy Value - The sum of the values of your interests in the Sub-Accounts of the Separate Account, the Fixed Account and the Loan Account. The amount from which the Monthly Deductions are made and the Death Benefit is determined.
Policy Year - Each twelve-month period beginning on the Issue Date and each Policy Anniversary.
Portfolio(s) - The underlying funds in which the Sub-Accounts invest. Each Portfolio is an investment company registered with the SEC or a separate investment series of a registered investment company.
Premium - Amounts paid to us as premium for the Policy by you or on your behalf.
Qualified Plan - A pension or profit-sharing plan established by a corporation, partnership, sole proprietor or other eligible organization that is qualified for favorable tax treatment under Section 401(a) or 403(b) of the Tax Code.
SAI - Statement of Additional Information, which is available upon request.
Separate Account - The Lincoln Benefit Life Variable Life Account, which is a segregated investment account of Lincoln Benefit.
Sub-Account - A subdivision of the Separate Account, which invests wholly in shares of one of the Portfolios.
Surrender Value - The Policy Value less any applicable surrender charges.
Tax Code, Code - The Internal Revenue Code of 1986, as amended.
Valuation Date - Each day the New York Stock Exchange is open for business. We do not determine Accumulation Unit Value on days on which the New York Stock Exchange is closed for trading.
Valuation Period - The period of time over which we determine the change in the value of the Sub-Accounts in order to price Accumulation Units. Each Valuation Period begins at the close of normal trading on the NYSE, currently 4:00 p.m. Eastern time, on each Valuation Date and ends at the close of the NYSE on the next Valuation Date.
We, Us, Our - Our company, Lincoln Benefit Life Company, sometimes referred to as “Lincoln Benefit.”
You, Your - The person having the rights and privileges of ownership in the Policy.

Important Information You Should Consider About the Policy

Fees and Expenses
Charges for Early Withdrawals
If you surrender your Policy within the first 12 Policy Years, you will be assessed a surrender charge of up to $50.66 per $1,000 of Face Amount. See “Charges and Deductions- Surrender Charge” on page 11.

For example, if you surrender your Policy within the first 12 Policy Years, you could pay a surrender charge of up to $5,066 on a $100,000 Face Amount.

Transaction Charges
In addition to surrender charges, you may also be charged for other transactions, such as a Premium Expense Charge when you pay a Premium, a Surrender Charge when you Surrender your Policy during the first 9 Policy Years, a Partial Withdrawal Service Fee when you make a withdrawal, a Transfer Fee for certain Transfers of Policy Value, and interest when you have a Policy Loan. See "Fee Tables - Transaction Fees" beginning on page 4.

Ongoing Fees and Expenses (as Annual Charges)
In addition to surrender charges and transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance ("COI") under the Policy and the cost of optional benefits available under the Policy. Such fees and expenses are set based on characteristics of the insured (e.g., age, sex, and rating classification). You should view the Policy specifications page of your Policy for rates applicable to the Policy.

You will also bear expenses associated with the Portfolios under the Policy, as shown in the following table:

	Annual Fee	Minimum	Maximum
	Investment Options (Portfolio fees and expenses)	0.10%	1.25%
	For more information on ongoing fees and expenses, see "Fee Tables" beginning on page 4.

Risks
Risk of Loss	You can lose money by investing in the Policy, including loss of principal. See “Principal Risks of Investing in the Policy” beginning on page 7.
Not a Short-Term Investment
The Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Before purchasing a Policy for a specialized purpose, you should consider whether the long-term nature of the Policy is consistent with the purpose for which it is being considered. See "Principal Risk of Investing in the Policy" beginning on page 7.

Risks Associated with Investment Options
An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the investment options, or Portfolios, available under the Policy. Each Portfolio (including any fixed account investment option) will have its own unique risks, and investors should review these investment options before making an investment decision. See "Principal Risk of Investing in the Policy" beginning on page 7 and "Portfolios and the Fixed Account" beginning on page 9.

Insurance Company Risks
An investment in the Policy is subject to the risks related to the Depositor, Lincoln Benefit, including that any obligations (including under any fixed account investment options), guarantees, or benefits are subject to the claims-paying ability of the Depositor. More information about the Depositor including its financial strength ratings is available upon request by calling toll-free 1-844-768-6780. See "Principal Risk of Investing in the Policy" beginning on page 7 and "Lincoln Benefit Life Company and the Separate Account" beginning on page 8.

Contract Lapse
Your Policy could terminate if the value of your Policy becomes too low to support the Policy's monthly charges and one of the Guaranteed Minimum Death Benefit ("GMDB") features is not in effect. Your Policy may also lapse due to insufficient Premium payments, withdrawals, unpaid loans or loan interest.

There is a cost associated with reinstating a lapsed Policy. Death benefits will not be paid if the Policy has lapsed. See “Lapse and Reinstatement.” See “Principal Risk of Investing in the Policy” beginning on page 7, “Lapse and Reinstatement” beginning on page 28, “Policy Loans” beginning on page 27 and “Purchase of Policy and Premiums” beginning on page 15.

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Restrictions
Investment Options
You currently may not have Policy Value in more than twenty-one (21) investment options, counting each Sub-Account and the Fixed Account as one option. See “Transfers” on page 18.

While you also may transfer amounts from the Fixed Account, certain restrictions may apply. See “Transfers” on page 18.

Transfers are subject to the excessive trading and market timing policies described in this Prospectus. See “Transfers - Market Timing & Excessive Trading” beginning on page 20.

If the shares of any of the Portfolios are no longer available for investment by the Separate Account or if, in the judgment of our management, further investment in the shares of a Portfolio is no longer appropriate in view of the purposes of the Policy, we may add or substitute shares of another Portfolio or underlying fund for Portfolio shares already purchased or to be purchased in the future by Premiums under the Policy. Any substitution of securities will comply with the requirements of the 1940 Act. See “Portfolios and the Fixed Account” beginning on page 9.

Optional Benefits
Optional benefits are subject to additional charges. Certain optional benefits are available only at the time your Policy is issued and may not be available for all Insureds. See “Optional Benefits Under the Policy” beginning on page 23.

Taxes
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Policy. There is no additional tax benefit to the investor if the Policy is purchased through a tax-qualified plan or individual retirement account (“IRA”). Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties. See “Federal Taxes” beginning on page 29

Conflicts of Interest
Investment Professional Compensation
Some investment professionals have and may continue to receive compensation for selling the Policy to investors, which may include commissions, revenue sharing, compensation from affiliates and third parties. These investment professionals may have a financial incentive to offer or recommend the Policy over another investment. See “Distribution” beginning on page 14.

Exchanges
Some investment professionals may have a financial incentive to offer an investor a new policy in place of the one he or she already owns. You should only exchange your Policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own the existing Policy.

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Overview of the Policy
1. What is the Policy and what is it designed to do?

Your Policy is the Flexible Premium Variable Universal Life Insurance Policy, the purpose of which is primarily to provide both life insurance protection and flexibility in connection with Premium Payments and Death Benefit. Your Policy is a “flexible premium” policy because you have a great amount of flexibility in determining when and how much Premium you want to pay. Your Policy is a “variable” policy because the Death Benefit and Policy Value vary according to the investment performance of the Sub-Accounts to which you have allocated your Premiums. The Policy provides you with an opportunity to take advantage of any increase in your Policy Value but you also bear the risk of any decrease.
Because the Policy is designed to provide benefits on a long-term basis and is not intended for short-term investing, the Policy may not be appropriate for people who have a short-term investment horizon.
2. What are the Premiums for this Policy?
You have considerable flexibility as to the timing and amount of your Premiums. You have a required first year Premium for your Policy, which is based on your Policy’s Face Amount and the Insured’s age, sex and risk class. You do not have to pay the required Premium after the first Policy Year. However, to take advantage of the Guaranteed Minimum Death Benefit (“GMDB”) feature you must pay the cumulative monthly guarantee premiums due. If you allow the GMDB feature to terminate, you must pay enough Premium so that your Lapse Determination Value can pay Monthly Deductions. Otherwise, you may pay any level of Premium, as long as the Premium would not cause your Policy to lose its status as a life insurance contract under the Tax Code. For more information, please see “Purchase of Policy and Premiums” on page 15 and “Federal Taxes” beginning on page 29.
You also may establish a planned periodic Premium. You are not required to pay the planned periodic Premium and we will not terminate your Policy merely because you did not. However, payment of insufficient premiums may result in a lapse of the Policy. Your Policy could terminate if the value of your Policy becomes too low to support the Policy’s monthly charges and one of the GMDB features is not in effect. Your Premiums are invested in one or more of the Sub-Accounts or allocated to the Fixed Account, as you instruct us. Before your Premiums are allocated to the Policy Value, we deduct a Premium Expense Charge of 2.50%. For more detail, see “Appendix A – Portfolios Available Under Your Policy” for a listing of the Sub-Accounts currently available under the Policy and see “Charges and Deductions” on page 11 for information on the Premium Expense Charge. Additional information about each Portfolio is provided in an appendix to the prospectus. See “Appendix A – Portfolios Available Under Your Policy.”
3. What are the primary features and options that the Policy offers?
A.Choice of Death Benefit Options. While your Policy is in force, we will pay a Death Benefit to the Beneficiary upon the death of the Insured. The Policy provides for two Death Benefit options you may choose between while the Insured is alive. Under Option 1, the Death Benefit is equal to the greater of your Policy’s Face Amount or the Policy Value multiplied by a specified percentage. Under Option 2, the Death Benefit is equal to the greater of your Policy’s Face Amount plus the Policy Value on the Insured’s date of death or the Policy Value multiplied by a specified percentage. Decreases in the Policy Value never cause the Death Benefit to be less than the Face Amount. Before we pay the Death Benefit to the Beneficiary, however, we subtract an amount sufficient to repay any outstanding Policy Debt and to pay any due and unpaid charge. For additional information, please see “Policy Loans” on page 27, “Standard Death Benefits” on page 21 and “Optional Benefits Under the Policy" on page 22.
B.Monthly Guarantee Premiums. The Policy offers a Guaranteed Minimum Death Benefit feature with two levels of monthly guarantee premiums – the Lifetime Guarantee Premium and the Safety Net Premium. This feature provides assurance that coverage will remain in force for specified periods regardless of changes in Policy Value.
a.Lifetime Guarantee Premium. We guarantee that, during the Insured’s Lifetime, even if the Lapse Determination Value is not sufficient to pay the Monthly Deductions, your Policy (including any riders) will stay in force as long as your total Premiums, minus partial withdrawals and Policy Debt, at least equal the product of the monthly Lifetime Guarantee Premium times the number of months since the Issue Date. This feature may not be available in all states. For additional discussion, see “Purchase of Policy and Premiums - Monthly Guarantee Premiums”.
b.Safety Net Premium. If your total Premiums minus partial withdrawals and Policy Debt at least equal the sum of the monthly Safety Net Premium times the number of months since the Issue Date, we guarantee that your Policy (including any riders) will remain in force during a specified period even if
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the Lapse Determination Value becomes insufficient to cover Monthly Deductions. The specified period varies by Issue Age as follows:
i.for issue ages 0-55: to the Insured’s Attained Age 65;
ii.for issue ages 56-70: 10 Policy Years; or
iii.for issue ages 71-79: to the Insured’s Attained Age 80.
For additional discussion, see “Purchase of Policy and Premiums - Monthly Guarantee Premiums”.
C.Change to Face Amount. You have considerable flexibility to increase or decrease your Policy’s Face Amount. You may request an increase and/or a decrease after the fifth Policy Year by sending a written request to us. Your requested increase must be at least $10,000. If you request an increase, you must provide evidence of insurability to us that meets our standards. An increase in the Face Amount increases the charges deducted from your Policy Value. You may not decrease the Face Amount of your Policy below $25,000. We do not permit a Face Amount change if the Policy is in the Grace Period. For more detail, see “Standard Death Benefits - Change to Face Amount” on page 22. In addition, modifying your Policy’s Face Amount might have tax ramifications. For an additional discussion, please see “Federal Taxes” beginning on page 29.
D.Surrenders and Withdrawals. You may surrender your Policy at any time for its Net Surrender Value. Upon surrender, life insurance coverage under your Policy ends. We may subtract a surrender charge from your surrender proceeds during the first twelve Policy Years and the first twelve years following an increase to the Face Amount. For more information concerning the calculation of surrender charges, see “Charges and Deductions - Surrender Charge” on page 13.
You also may withdraw part of your Policy Value through a partial withdrawal, which must equal at least $250. In addition, the maximum partial withdrawal amount may not reduce the Face Amount below $25,000. For more detail, see “Surrenders and Withdrawals” on page 26. Surrenders and withdrawals may have tax consequences. For an additional discussion, please see “Principal Risks of Investing in the Policy” on page 7 and “Federal Taxes" beginning on page 29.
E.Loans. You may borrow money from us using your Policy as security for the loan. The maximum loan amount is equal to 90% of the Surrender Value. Other restrictions may apply if your Policy is issued in connection with a Qualified Plan. For more detail, see “Policy Loans” on page 26. For a discussion regarding the possible tax consequences of loans, see “Federal Taxes” beginning on page 29.
F.Transfers. You may transfer Policy Value among the Sub-Accounts and the Fixed Account by writing to or calling us at the address or telephone number shown on the first page of this Prospectus. While you also may transfer amounts from the Fixed Account, certain restrictions may apply. While we currently are waiving the transfer fee, we reserve the right under your Policy to charge a transfer fee on certain transfers. See “Transfers” on page 18.
In addition, you may use our automatic Dollar Cost Averaging Program or our Portfolio Rebalancing Program, though you may not use both at the same time. For additional information, please see “Transfers - Dollar Cost Averaging” on page 19.
G.Optional Insurance Benefits. You may ask to add one or more riders to your Policy to provide additional optional insurance benefits, which are subject to additional charges. For a list of all the riders we currently offer and the benefits provided under each rider, see “Optional Benefits Under the Policy” beginning on page 23.

Fee Tables
The following tables describe the fees and expenses that you pay when buying, owning and surrendering the Policy. Please refer to the Policy specifications page for information about the specific fees you will pay each year based on the options you have selected.

The first table describes the maximum fees and expenses that you pay at the time that you buy the Policy, or surrender or make withdrawals from the Policy, or transfer cash value between investment options.
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Transaction Fees

Charge	When Charge is Deducted	Amount Deducted
Premium Charge	When you pay a Premium.	2.5% of the Premium amount.

Surrender Charge (per $1,000 of Face Amount)(1)	When you surrender your Policy during the first 12 Policy Years.

Minimum and Maximum Initial Surrender Charge:		Minimum: $2.27 per $1,000. Maximum: $50.66 per $1,000

Initial Surrender Charge for 40 year-old male non-smoker, $150,000 Face Amount		$8.14 per $1,000.

Transfer Fee(2)	Each transfer after the first in each calendar month.	$25.00 maximum; $0 current

(1)The initial amount of the surrender charge generally equals the Initial Face Amount of your Policy multiplied by the applicable rate per thousand dollars of Face Amount. The applicable rate depends on the Premium, Insured’s age at issue, sex and status as a nonsmoker or smoker. For partial withdrawals made during the first twelve Policy Years, we assess a proportionate percentage of the surrender charge. The proportionate percentage is the amount of the partial withdrawal requested divided by the surrender value. When a partial withdrawal is assessed, we will reduce any remaining surrender charges in a proportionate manner. An additional surrender charge is imposed if you increase your Policy’s Face Amount. The surrender charge shown in the table above may not be representative of the charge you would pay. For more information about the surrender charge that would apply to your Policy, please contact us at the address or telephone number shown on the first page of this Prospectus or contact your agent.
(2)Currently, we are waiving this fee.
The table below describes the fees and expenses that you pay periodically during the time that you own the Policy, not including the Portfolio Company fees and expenses. If you chose to purchase an Optional Benefit, you will pay additional charges, as shown below.

Periodic Charges Other Than Annual Portfolio Company Operating Expenses

Charge	When Charge is Deducted	Amount Deducted
Base Contract Charges:
Cost of Insurance (per $1,000 Net Amount at Risk)(1):	Monthly
Minimum Charge		$0.06 per $1,000
Maximum Charge		$83.33 per $1,000
Maximum Charge for a Representative Insured: male, age 40, nonsmoker		$83.33 per $1,000
Policy Fee	Monthly	5.00
Administrative Expense Charge	Yearly
Annual Rate for Policy Years 1-12:		0.20% of the Policy Value
Annual Rate for Policy Years 13+:		0.00%
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Risk Charge (as a percentage of total monthly Sub-Account Value)(2)	Daily
Maximum Annual Rate for all Policy Years:		0.90%
Net Loan Interest Rate(3)(4)	Accrued daily and payable at the end of each Policy Year, when you have a Policy loan
Maximum Net Loan Interest for a Standard Loan		2%
Maximum Net Loan Interest for a Preferred Loan		0%
Optional Benefit Charges:
Children’s Level Term Rider (per $5,000 unit of coverage)	Monthly	$2.50 per unit
Accidental Death Benefit Rider (per $1,000 of benefit amount)(5)	Monthly
Minimum Cost of Insurance Charge:		$0.08 per $1,000
Maximum Cost of Insurance Charge:		$0.13 per $1,000
Charge for a Representative Insured: male, age 40, nonsmoker		$0.10 per $1,000
Continuation of Premium Rider (per $100 of benefit amount)(6)	Monthly
Minimum Cost of Insurance Charge:		$0.23 per $100
Maximum Cost of Insurance Charge:		$1.54 per $100
Charge for a Representative Insured: male, age 40, nonsmoker		$0.41 per $100
Additional Insured Rider (per $1,000 of benefit amount)(7)	Monthly
Minimum Cost of Insurance Charge:		$0.06 per $1,000
Maximum Cost of Insurance Charge:		$83.33 per $1,000
Maximum Charge for a Representative Insured: male, age 40, nonsmoker		$83.33 per $1,000
Primary Insured Term Insurance Benefit Rider (per $1,000 of benefit amount)(8)	Monthly
Minimum Cost of Insurance Charge:		$0.06 per $1,000
Maximum Cost of Insurance Charge:		$83.33 per $1,000
Maximum Charge for a Representative Insured: male, age 40, nonsmoker		$83.33 per $1,000
Accelerated Death Benefit Rider, Terminal Illness(9)	N/A	N/A

(1)The cost of insurance charge varies based on individual characteristics such as the age, Policy Year, underwriting class, Face Amount and sex of the Insured. The cost of insurance charge increases as the Insured ages. We determine the current cost of insurance rates, but we guarantee that we will never charge you a higher cost of insurance rate than the guaranteed rate shown in your Policy. We calculate a separate cost of insurance charge for any increase in the Face Amount based on the Insured’s circumstances at the time of the increase. For more information about the calculation of the cost of insurance charges, see “Charges and Deductions”. The current minimum, maximum, and Maximum Charge for a Representative Insured: male, age 40, non-smoker, $150, 000 Face Amount are $0.06 per $1,000, $24.83 per $1,000, and $19.27 per $1,000, respectively.
(2)The current annual rate for all Policy Years is 0.70%. The daily equivalent of the risk charge is deducted from the Accumulation Unit Values on each Valuation Date. The daily risk charge is currently 0.000019178, guaranteed not to exceed 0.000024658 thereafter..
We currently do not deduct a separate charge against the Separate Account for income taxes. In the future, however, we may impose such a charge if in our sole discretion we determine that we will incur a tax from the operation of the Separate Account.
(3)The net loan interest rate represents the difference between the interest rate we charge on the loan and the interest rate that is credited to the loan amount once it is moved to the Loan Account. We are currently crediting 4% to the amount allocated to the Loan Account. For more information, see “Policy Loans”.
(4)Upon expiration of the initial surrender charge period, all new and existing loans will be treated as preferred loans.
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(5)The applicable charge depends on the Insured’s age when the Rider is added to your Policy. The charge shown in the table above may not be representative of the charge you would pay. For more information about the charge that would apply to your Rider, please contact us at the address or telephone number shown on the first page of this Prospectus, or contact your agent.
(6)The applicable charge depends on the Insured’s sex and age when the Rider is added to your Policy. The charge shown in the table above may not be representative of the charge you would pay. For more information about the charge that would apply to your Rider, please contact us at the address or telephone number shown on the first page of this Prospectus, or contact your agent.
(7)The applicable charge depends on the Additional Insured’s age, sex and underwriting status when the Rider is added to your Policy. This Rider no longer may be added to your Policy. The charge shown in the table above may not be representative of the charge you would pay. For more information about the charge that applies to your Rider, please contact us at the address or telephone number shown on the first page of this Prospectus, or contact your agent. The current minimum, maximum, and maximum charge for a representative Insured: male, age 40, non-smoker, $150, 000 Face Amount are $0.07 per $1,000, $24.66 per $1,000, and $19.60 per $1,000, respectively.
(8)The applicable charge depends on the Insured’s age at issue, sex and underwriting status. The charge shown in the table above may not be representative of the charge you would pay. For more information about the charge that would apply to your Rider, please contact us at the address or telephone number shown on the first page of this Prospectus, or contact your agent. The current minimum, maximum, and maximum charge for a representative Insured: male, age 40, non-smoker, $150, 000 Face Amount are $0.05 per $1,000, $24.66 per $1,000, and $19.60 per $1,000, respectively.
(9)There is no additional cost for this Rider. The Accelerated Death Benefit Rider, Terminal Illness Rider may be added to your Policy at any time.

Portfolio Annual Operating Expenses (As a Percentage of Portfolio Average Daily Net Assets)
The following table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Policy. A complete list of Portfolios available under the Policy, including their annual expenses, may be found at the back of this document.

	Minimum	Maximum
Total Annual Operating Expenses (1) (expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (12b-1) fees, and other expenses)	0.10%	1.25%
(1)Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2020.

Principal Risks of Investing in the Policy
Investment Risk. Your Policy Value may vary according to the investment performance of the Sub-Accounts to which you have allocated your Premiums. Each of the Sub-Accounts invests in the shares of one of the Portfolios. Each Portfolio is either an open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”) or a separate investment series of an open-end management investment company. Each Portfolio holds its assets separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies, which are described in the Prospectuses for the Portfolios. Each Portfolio operates as a separate investment fund, and the income, gains and losses of one Portfolio generally have no effect on the investment performance of any other. Under the Policy, the Sub-Accounts currently invest in the Portfolios set forth in this Prospectus. Some of the Sub-Accounts described in this Prospectus may not be available under your Policy.
We cannot guarantee that the Portfolios will meet their investment objectives. Amounts you have allocated to Sub- Accounts may grow in value, decline in value or grow less than you expect, depending on the investment performance of the Portfolios in which those Sub-Accounts invest. You bear the investment risk that those Portfolios possibly will not meet their investment objectives. A description of each Portfolio’s investment policies and a comprehensive statement of each Portfolio’s risks may be found in its Prospectus. For additional information, please see “Portfolios and the Fixed Account” and “Appendix A – Portfolios Available Under Your Policy.”
Policy for Long-Term Protection. The Policy is designed to provide benefits on a long-term basis and is not suitable for short-term life insurance protection nor for short-term investing. Before purchasing a Policy for a specialized purpose, you should consider whether the long-term nature of the Policy is consistent with the purpose for which it is being considered.
Policy Lapse. Your Policy could terminate if the value of your Policy becomes too low to support the Policy’s monthly charges and the Guaranteed Minimum Death Benefit feature is not in effect. If this occurs, we notify you in writing. You will then have a 61-day Grace Period to pay additional amounts to prevent your Policy from terminating. See “Lapse and Reinstatement”. If you have any outstanding Policy Loans when your Policy lapses, you may have taxable income as a result. See “Federal Taxes”.
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Risks Involved with Specialized Uses of the Policy. Because the Policy provides for an accumulation of Policy Values as well as Death Benefit, you may wish to use it for various individual and business planning purposes. Purchasing the Policy in part for such purposes may involve certain risks. For example, if the investment performance of the Sub-Accounts is poorer than expected or if sufficient Premiums are not paid, the Policy may lapse or may not accumulate sufficient Policy Value to fund the purpose for which you purchased the Policy. Withdrawals and Policy Loans may significantly affect current and future Policy Value, Surrender Value or Death Benefit proceeds. The Policy is designed to provide benefits on a long-term basis. Before purchasing a Policy for a specialized purpose, you should consider whether the long-term nature of the Policy is consistent with the purpose for which it is being considered. In addition, using a Policy for a specialized purpose may have tax consequences. See “Federal Taxes”.
Limitations on Withdrawal. After the first Policy Year, withdrawals are permitted. As noted above, the minimum withdrawal amount permitted is $250, and maximum partial withdrawal amount may not reduce the Face Amount below $25,000. We impose a proportionate percentage of the surrender charge on each withdrawal. Please note that withdrawals reduce your Policy’s Death Benefit. See “Surrender and Withdrawals - Partial Withdrawal”. In addition, withdrawals may have tax consequences. See “Federal Taxes”.
Limitations on Transfer. We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account. In addition, while we currently are not charging a transfer fee, the Policy gives us the right to impose a transfer fee of up to $25 in certain circumstances. If allowed in your state, we reserve the right to limit transfers in any Policy Year, or to refuse any transfer request for a Policy Owner or certain Policy Owners. For example, we reserve the right to limit excessive trading and transfers that would disadvantage Policy Owners or have a detrimental effect on Accumulation Unit Values or the share price of any Portfolio. See “Transfers - Trading Limitations”.
Limitations or Charges on Surrender of the Policy. You may surrender your Policy at any time. We deduct a surrender charge from the surrender proceeds. The surrender charge is calculated as described in “Charges and Deductions - Surrender Charge”. While the amount of the surrender charge decreases over time, it may be a substantial portion or even exceed your Policy Value. In addition, the surrender of your Policy may have tax consequences. See “Federal Taxes”.
Risks of Taking a Policy Loan. Taking a loan from your Policy may increase the risk that your Policy will lapse, will have a permanent effect on your Policy Value and will reduce the Death Proceeds. In addition, if your Policy is a modified endowment contract for tax purposes, taking a Policy Loan may have tax consequences. See “Federal Taxes - Modified Endowment Contracts”.
Tax Consequences of Buying this Policy. Your Policy is structured to meet the definition of a life insurance contract under the Tax Code. We may need to limit the amount of Premiums you pay under the Policy to ensure that your Policy continues to meet that definition.
Current federal tax law generally excludes all Death Benefits from the gross income of the beneficiary of a life insurance policy. In addition, you generally are not subject to taxation on any increase in the Policy Value until it is withdrawn. Generally, you are taxed on surrender proceeds and the proceeds of any partial withdrawals only if those amounts, when added to all previous distributions, exceed the total Premiums paid. Amounts received upon surrender or withdrawal in excess of Premiums paid are treated as ordinary income.
Special rules govern the tax treatment of life insurance policies that meet the federal definition of a modified endowment contract. Depending on the amount and timing of your Premiums, your Policy may meet that definition. Under current tax law, Death Benefit payments under modified endowment contracts, like Death Benefit payments under other life insurance contracts, generally are excluded from the gross income of the beneficiary. Withdrawals and policy loans, however, are treated differently. Amounts withdrawn and policy loans are treated first as income, to the extent of any gain, and then as a return of Premium. The income portion of the distribution is includible in your taxable income. In addition, an additional 10% federal penalty tax is generally imposed on the taxable portion of amounts received before age 59½. We will not accept any Premium that would cause the Policy not to qualify as a life insurance contract under the Tax Code. For more information on the tax treatment of the Policy, see “Federal Taxes”.
The death benefit of life insurance policies that were transferred for value may be subject to ordinary income taxes. Estate taxes may apply. Consult your tax adviser for additional information.

Lincoln Benefit Life Company and the Separate Account
Lincoln Benefit Life Company. Lincoln Benefit Life Company is a stock life insurance company engaged in the business of writing life insurance. Our offices are located at 1221 N Street, Suite 200, Lincoln, NE 68508; however, our
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mailing address is P.O. Box 1538, Jacksonville, IL 62651-1538. Please see also “General Information and History” in the SAI.
The Separate Account. Lincoln Benefit Life Variable Life Account is a segregated asset account of Lincoln Benefit. Lincoln Benefit owns the assets of the Separate Account, but we hold them separate from our other assets. To the extent that these assets are attributable to the Policy Value of the Policies offered by this Prospectus, these assets may not be used to pay any liabilities of Lincoln Benefit other than those arising from the Policies. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, losses or any investment experience of Lincoln Benefit’s other assets. Lincoln Benefit is obligated to pay all amounts promised to Policy Owners under the Policies.
The Separate Account is divided into Sub-Accounts. The assets of each Sub-Account are invested in the shares of one of the Portfolios. We do not guarantee the investment performance of the Separate Account, its Sub- Accounts or the Portfolios. Values allocated to the Separate Account rise and fall with the values of shares of the Portfolios and are also reduced by Policy charges. We use the Separate Account to fund the Policies and our other variable universal life insurance policies. We account separately for each type of variable life insurance policy funded by the Separate Account.

Portfolios and the Fixed Account
The Sub-Accounts and the Portfolios. Each of the Sub-Accounts of the Separate Account invests in the shares of one of the Portfolios. The income and realized and unrealized gains or losses on the assets of each Sub-Account are separate and are credited to or charged against the particular Sub-Account without regard to income, gains or losses from any other Sub-Account or from any other part of our business. We use the Net Premiums you allocate to a Sub-Account to purchase shares in the corresponding Portfolio and redeem shares in the Portfolios to meet Policy obligations or make adjustments in reserves. The Portfolios are required to redeem their shares at net asset value and to make payment within seven days.
Each Portfolio is either an open-end management investment company registered under the 1940 Act or a separate investment series of an open-end management investment company.
Each Portfolio holds its assets separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies. Each Portfolio is subject to certain investment restrictions and policies, which may not be changed without the approval of a majority of the shareholders of the Portfolio. Each Portfolio operates as a separate investment fund, and the income, gains and losses of one Portfolio generally have no effect on the investment performance of any other Portfolio.
We do not promise that the Portfolios will meet their investment objectives. Amounts you have allocated to Sub-Accounts may grow in value, decline in value or grow less than you expect, depending on the investment performance of the Portfolios in which those Sub-Accounts invest. You bear the investment risk that those Portfolios possibly will not meet their investment objectives.
Information regarding each Portfolio, including (i) its name, (ii) its type (e.g., money market fund, bond fund, balanced fund, etc.) or a brief statement concerning its investment objectives; (iii) its investment adviser and any sub-investment adviser; (iv) current expenses; and (v) performance is available in the appendix to the Prospectus. See “Appendix A – Portfolios Available Under Your Policy.” Each Portfolio has issued a prospectus that contains more detailed information about the Portfolio. We will mail to you a prospectus for each Portfolio related to the Sub-Accounts which you allocate your premium.
You should carefully consider the investment objectives, risks, charges and expenses of the investment alternatives when making an allocation to the Sub-Accounts. The underlying Portfolio prospectuses can be found online at www.life.lbl.com. You can also request this information at no cost by calling 1-844-768-6780 or by sending an email request to service@lbl.com.
Variable insurance Portfolios might not be managed by the same portfolio managers who manage retail mutual funds with similar names. These Portfolios are likely to differ from similarly named retail mutual funds in assets, cash flow, and tax matters. Accordingly, the holdings and investment results of a variable insurance Portfolio can be expected to be higher or lower than the investment results of a similarly named retail mutual fund.
We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.
Some of the Portfolios have been established by investment advisers, which manage retail mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after retail mutual funds, you should understand that the Portfolios are not otherwise directly related to any retail mutual
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fund. Consequently, the investment performance of retail mutual funds and any similarly named Portfolio may differ substantially.
Certain Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. Although neither we nor any of the Portfolios currently foresees any such disadvantages either to variable life insurance or variable annuity contract owners, each Portfolio’s Board of Directors intends to monitor events in order to identify any material conflicts between variable life and variable annuity contract owners and to determine what action, if any, should be taken in response thereto. If a Board of Directors were to conclude that separate investment funds should be established for variable life and variable annuity separate accounts, Policy Owners will not bear the attendant expenses.
Voting Rights. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Sub-Accounts to which you have allocated your Policy Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. We notify you when your instructions are needed and provide proxy materials or other information to assist you in understanding the matter at issue. We determine the number of votes for which you may give voting instructions as of the record date set by the relevant Portfolio for the shareholder meeting at which the vote will occur.
In most cases, you are the person entitled to give voting instructions. However, if you assign your Policy, the assignee may be entitled to give voting instructions. Retirement plans may have different rules for voting by plan participants.
If you send written voting instructions to us, we follow your instructions in voting the Portfolio shares attributable to your Policy. If you do not send written instructions, we vote the shares attributable to your Policy in the same proportions as the shares for which we have received instructions from other Policy Owners. While proportional voting guarantees all outstanding shares of a Portfolio are voted, it can lead to a small number of shareholders determining the outcome of a proxy.
We may, when required by state insurance regulatory authorities, disregard Policy Owner voting instructions if the instructions would cause a change in the sub-classification or investment objective of one or more of the Portfolios or to approve or disapprove an investment advisory contract for one or more of the Portfolios.
In addition, we may disregard voting instructions in favor of changes initiated by Policy Owners in the investment objectives or the investment adviser of the Portfolios if we reasonably disapprove of the proposed change. We would disapprove a proposed change only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we reasonably conclude that the proposed change would not be consistent with the investment objectives of the Portfolio or would result in the purchase of securities for the Portfolio which vary from the general quality and nature of investments and investment techniques utilized by the Portfolio. If we disregard voting instructions, we include a summary of that action and our reasons for that action in the next semi-annual financial report to you.
This description reflects our view of currently applicable law. If the law changes or our interpretation of the law changes, we may decide that we are permitted to vote the Portfolio shares without obtaining instructions from our Policy Owners, and we may choose to do so.
Additions, Deletions and Substitutions of Securities. If the shares of any of the Portfolios are no longer available for investment by the Separate Account or if, in the judgment of our management, further investment in the shares of a Portfolio is no longer appropriate in view of the purposes of the Policy, we may add or substitute shares of another Portfolio or underlying fund for Portfolio shares already purchased or to be purchased in the future by Premiums under the Policy. Any substitution of securities will comply with the requirements of the 1940 Act.
We also reserve the right to make the following changes in the operation of the Separate Account and the Sub-Accounts:
•to operate the Separate Account in any form permitted by law;
•to take any action necessary to comply with, or obtain and continue any exemption from, applicable laws;
•to transfer assets from one Sub-Account to another, or to our general account;
•to add, combine, or remove Sub-Accounts in the Separate Account;
•to assess a charge for taxes attributable to the operations of the Separate Account or for other taxes, as described in “Charges and Deductions”; and
•to change the way in which we assess other charges, as long as the total other charges do not exceed the amount currently charged the Separate Account and the Portfolios in connection with the Policies.
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If we take any of these actions, we will comply with the then applicable legal requirements.
The Fixed Account. The portion of the Policy relating to the Fixed Account is not registered under the Securities Act of 1933 (“1933 Act”) and the Fixed Account is not registered as an investment company under the 1940 Act.
You may allocate part or all of your Premiums to the Fixed Account in states where it is available. Amounts allocated to the Fixed Account become part of the general assets of Lincoln Benefit. Lincoln Benefit invests the assets of the general account in accordance with applicable laws governing the investments of insurance company general accounts.
We credit interest to amounts allocated to the Fixed Account at an annual effective rate of at least 4% per year. We are not obligated to, but we may credit interest at a higher rate. You assume the risk that the interest rate credited to the Fixed Account may be no higher than 4%.

Charges and Deductions
Premium Charge. Before we allocate a Premium to the Policy Value, we will subtract the Premium Charge. The Premium Charge equals 2.5% of all Premium in all years. This charge is intended to help us pay for: (a) actual sales expenses, which include agents’ sales commissions and other sales and distribution expenses; (b) state premium taxes and other state and local taxes; and (c) certain Federal taxes and other expenses related to the receipt of Premiums.
State premium tax rates currently vary from 0% to 4%. We do not vary the Premium Charge to reflect the actual premium tax rate in individual states, or the absence of premium tax in certain states. Accordingly, the portion of this charge attributable to state premium taxes may be more or less than the premium taxes assessed in your state. The current North Carolina premium tax rate is 1.9% of the gross premium collected.
Monthly Deduction. On the Issue Date and on each Monthly Deduction Day, we deduct from your Policy Value a Monthly Deduction to cover certain charges and expenses in connection with the Policy. The Monthly Deduction is the sum of the following four items:
1)the Policy Fee;
2)the annual administrative expense charge, when due;
3)the cost of insurance charge for your Policy; and
4)the cost of additional benefits provided by a rider, if any.
We allocate the Monthly Deduction in the same allocation percentages as specified for premium payments, unless specified otherwise.
Policy Fee. The monthly policy fee is $5.00 per month This charge compensates us in part for administrative expenses such as salaries, postage, telephone, office equipment and periodic reports. For Policies issued in those states that do not have a maturity date, the Policy Fee is waived after the Insured’s Age 100.
Administrative Expense Charge. We will deduct an annual administrative expense charge of 0.20% of the Policy Value on each Policy Anniversary during the first twelve Policy Years. This charge is intended to help reimburse us for certain administrative expenses related to maintenance of the Policy and Separate Account. In addition, we may use the administrative expense charge to cover issue expenses and start up costs of the administrative systems for the Policy not covered by the surrender charge.
Risk Charge. We will also assess a charge on a daily basis against each Sub-Account of the Separate Account. This charge is currently 0.70% per year of the value of the Sub-Account. We may change this rate, but it will never exceed 0.90% of the value of the Sub-Accounts. This charge is intended to compensate us for our assumption of certain mortality and expense risks in connection with the Policy. Specifically, we bear the risk that the total amount of Death Benefits payable under the Policy will be greater than anticipated, and we also assume the risk that the actual cost we incur to administer the Policy will not be covered by administrative charges assessed under the Policy.
Cost of Insurance Charge. The cost of insurance is determined monthly. The cost of insurance charge is determined by multiplying the applicable current cost of insurance rate per $1,000 by the net amount risk for each Policy Month. The Net Amount at Risk is (a) - (b), where: (a) is the Death Benefit as of the prior Monthly Deduction Day divided by 1.0032737; and (b) is the Policy Value as of the prior Monthly Deduction Day. The cost of insurance rate is individualized depending on the Insured’s age at issue of the Policy, Policy Year, sex and payment class, thus, the rate
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differs from year to year. The rates are determined by us, but they will never be more than the guaranteed rates shown in your Policy. Please see the following example.

Example (40-Year Old Non-Smoking Male):
Face Amount	$150,000
Death Benefit Option	1
Policy Value on the Prior Monthly Deduction Day	$30,000
Insured’s Attained Age	40
Corridor Percentage	250%
Death Benefit	$150,000

On the Monthly Deduction Day in this example, the Death Benefit as then computed would be $150,000, because the Face Amount ( $150,000) is greater than the Policy Value multiplied by the applicable corridor percentage ($30,000 × 250% = $75,000). Since the Policy Value on that date is $30,000, the cost of insurance charges per $1,000 are applied to the difference in the net amount at risk of $119,510.55(( $150,000/1.0032737) - $30,000).
Assume that the Policy Value in the above example was $70,000. The Death Benefit would then be $175,000 (250% × $70,000), since this is greater than the Face Amount ($175,000). The cost of insurance rates in this case would be applied to the net amount at risk of $104,428.97 (($175,000/1.0032737) - $70,000).
The Policy Value may vary monthly, based on the investment performance of the Sub-Accounts you have selected, the addition of interest credited to your Fixed Account (if any), the deduction of charges, and any other Policy transaction. Under Policies with an Option 1 Death Benefit, increases in the Policy Value generally decrease the net amount at risk; conversely, decrease in the Policy Value increase the net amount at risk. Since the cost of insurance charge is based on the net amount at risk, your cost of insurance charge probably will be correspondingly different each month. Under Policies with an Option 2 Death Benefit, however, the net amount at risk does not vary with changes in the Policy Value, unless your Policy’s Death Benefit is determined under a corridor percentage. In that circumstance, increases in the Policy Value increase the net amount at risk. See “Policy Value”. Accordingly, a change in the Policy Value does not affect your monthly cost of insurance charge, unless it increases your net amount at risk.
We determine the cost of insurance charge separately for the initial Face Amount and each subsequent increase. The cost of insurance charge for increases reflects circumstances, such as the Insured’s age and health status, at the time of the increase. The cost of insurance charge covers our anticipated mortality costs for standard and substandard risks. We determine the current cost of insurance rates, but we guarantee that we will never charge you a cost of insurance rate higher than the guaranteed cost of insurance rates shown in the Policy.
We base the cost of insurance rate on the sex, issue age, Policy Year and premium rating class of the Insured, and on the Face Amount. However, we issue unisex policies in Montana and in connection with Qualified Plans. We charge a lower current cost of insurance rate for Policies with a Face Amount of $100,000 or above. If an increase in Face Amount of your Policy would raise the total Face Amount above the break point, only the amount of the increase above the breakpoint is eligible for a lower current cost of insurance rate. Although we base the current cost of insurance rate on our expectations as to future mortality experience, that rate will never exceed a maximum cost of insurance rate based on the 1980 Commissioners Standard Ordinary (“1980 CSO”) Smoker and Non-Smoker Mortality Table based on the Insured’s sex and age last birthday. Our cost of insurance rates for unisex Policies will never exceed a maximum based on the 1980 CSO Table B assuming a blend of 80% male and 20% female lives.
If we ever charge you a cost of insurance rate during the first five Policy Years that is greater than the rate provided by the rate scale in effect on the Issue Date we will notify you. For 60 days after we mail that notice, you may surrender your Policy without paying any surrender charge.
For Policies issued in those states that do not have a Maturity Date, beginning on the Policy Anniversary following the Insured’s 100th birthday, we waive all cost of insurance charges and monthly policy fees.
Rider Charges. If your Policy includes one or more riders, a charge applicable to each rider you purchased is made from your Policy Value each month. The charge is to compensate us for the anticipated cost of providing these benefits and is specified on the applicable rider. The Rider Charges are summarized in the Periodic Charges Other Than Portfolio Operating Expenses table of this Prospectus. For a description of the optional riders, see “Optional Benefits Under the Policy”.
Separate Account Income Taxes. We are not currently deducting or maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax from the
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operation of the Separate Account. We will deduct for any taxes we incur as a result of the operation of the Separate Account, whether or not we previously made a provision for taxes and whether or not it was sufficient.
Portfolio Charges. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Sub-Accounts to which you allocate your Policy Value. The third table in “Fee Tables” above contains a summary of current estimates of those charges and expenses. These charges and expenses are deducted from the assets of the Portfolios. For more detailed information, please refer to the Prospectuses for the appropriate Portfolios.
We receive compensation from the investment advisers or administrators of some of the Portfolios. Such compensation is consistent with the services we provide or the cost savings resulting from the arrangement and therefore may differ between Portfolios. Such compensation typically is a percentage of the Separate Account assets invested in the relevant Portfolio and generally may range up to 0.25% annually of net assets. We receive Rule 12b-1 fees or service fees directly from some of the Portfolios for providing certain services primarily intended to assist in the account servicing of the Portfolios’ shares held by corresponding Sub-Accounts.
Surrender Charge. If you surrender your Policy, we may subtract a surrender charge from the surrender proceeds. The surrender charge equals the amount shown in the surrender charge table in your Policy, plus any additional surrender charge due to increases in the Face Amount of your Policy. The amount of the surrender charge decreases over time.
Initial Surrender Charge. When we issue your Policy, we determine the initial surrender charge. The applicable rate depends on the Premium, Insured’s age at issue, sex and status as a smoker or non-smoker. For example, if the Insured is age 40 when your Policy is issued, the applicable rates per thousand are as follows:

Male Non-Smoker	$8.14
Male Smoker	$9.55
Female Non-Smoker	$7.53
Female Smoker	$8.21
Unisex Non-Smoker	$8.02
Unisex Smoker	$9.27

Accordingly, if the Insured were a male non-smoker age 40 and the Policy’s Face Amount was $150,000, the surrender charge initially would be $1,221.
The rates for each category are greater or lesser according to the age of the Insured when your Policy is issued. The maximum rates are as follows:

Male Non-Smoker	$45.39
Male Smoker	$50.66
Female Non-Smoker	$38.98
Female Smoker	$41.15
Unisex Non-Smoker	$43.59
Unisex Smoker	$47.22

If you surrender your Policy after twelve Policy Years have elapsed, we do not charge a surrender charge (unless you have increased the Face Amount of your Policy, as explained below). Before that time, we determine the applicable surrender charge by multiplying the initial surrender charge on your Policy by the appropriate surrender charge percentage for the Policy Year in which the surrender occurs. The applicable surrender charge percentage depends on the number of years elapsed since your Policy was issued. The surrender charge percentage rates would apply if the Insured were 40 years old when your Policy was issued:
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POLICY YEAR	Percent of Calculated Charge
1	100%
2	100%
3	100%
4	100%
5	100%
6	95%
7	90%
8	80%
9	70%
10	50%
11	40%
12	20%
13	0%
Thus, in the example given above, if the Policy were surrendered during the 10th Policy Year, the surrender charge would equal $610.50($1,221 × 50%). A different surrender charge percentage rate might apply if the Insured is older than 40 when the Policy is issued.
Surrender Charge on Increases in Initial Face Amount. If you increase the Initial Face Amount of your Policy, we determine an additional surrender charge amount applicable to the amount of the increase. The initial surrender charge on an increase is an amount per $1,000 of increase which varies by increase age, as shown in your Policy.
The surrender charge on the increase also decreases over a twelve Policy Year period, starting from the effective date of the increase. The schedule of surrender charge percentages applicable to the additional surrender charge is the same as the surrender charge percentages above. If you surrender your Policy or make a partial withdrawal, we separately calculate the surrender charge applicable to the Initial Face amount and each increase and add those amounts to determine the total surrender charge.
If you decrease the Face Amount, the applicable surrender charge remains the same.
We include in your Policy a table showing the maximum surrender charge rates and the surrender charge percentages applicable under the Policies. For additional information concerning the rates applicable to you, please consult your agent. In addition, a table of the applicable rates is on file with the SEC as an exhibit to the registration statement for the Policies.
For partial withdrawals made during the first twelve Policy Years, we assess a proportionate percentage of the surrender charge. The proportionate percentage is the amount of the partial withdrawal requested divided by the surrender value. When a partial withdrawal is assessed, we will reduce any remaining surrender charges in a proportionate manner.
Transfer Fee. We currently are not charging a transfer fee. The Policy, however, permits us to charge a transfer fee of $25 on the second and each subsequent transaction in each calendar month in which transfer(s) are effected between Sub-Account(s) and/or the Fixed Account. We will notify you if we begin to charge this fee.
We will deduct the transfer fee from the Policy Value that remains in the Sub-Account(s) or Fixed Account from which we process your transfer. If that amount is insufficient to pay the transfer fee, we will deduct the fee from the transferred amount.

Distribution
Allstate Distributors, L.L.C. (“ADLLC”), located at 3075 Sanders Road, Northbrook, IL 60062-7127, serves as distributor of the Policies. ADLLC is a wholly owned subsidiary of Allstate Life Insurance Company. ADLLC is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority (“FINRA”).
ADLLC does not sell Policies directly to purchasers. ADLLC enters into selling agreements with affiliated and unaffiliated broker-dealers and banks to sell the Policies through their registered representatives. The broker-dealers are registered with the SEC and are FINRA member firms. Their registered representatives are licensed as insurance agents by applicable state insurance authorities and appointed as agents of Lincoln Benefit in order to sell the Policies.
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Policies also may be sold by representatives or employees of banks that may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.
Lincoln Benefit offered the Policies on a continuous basis until December 31, 2003. The Policies were sold by registered representatives of broker-dealers who were our licensed insurance agents, either individually or through an incorporated insurance agency. Registered representatives may be eligible for a trail commission of .25% of policy value on policies that have been in force for at least one year. In addition, certain bonuses and managerial compensation may be paid. We pay all such commissions and incentives.
To the extent permitted by FINRA rules and other applicable laws and regulations, we may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. We may not offer the arrangements to all broker-dealers and banks and the terms of the arrangement may differ among broker-dealers and banks.
Individual registered representatives, broker-dealers, banks, and branch managers within some broker-dealers and banks participating in one of these compensation arrangements may receive greater compensation for selling the contract than for selling a different contract that is not eligible for the compensation arrangement. While we take the compensation into account when establishing contract charges, any such compensation will be paid by us or ADLLC and will not result in any additional charge to you. Your registered representative can provide you with more information about the compensation arrangements that apply to the sale of the contract.
ADLLC compensates its representatives who act as wholesalers, and their sales management personnel, for Policy sales. This compensation is based on a percentage of premium payments and/or a percentage of Policy values. The underwriting agreement with ADLLC provides that we will reimburse ADLLC for expenses incurred in distributing the Policies, including any liability to Policy Owners arising out of services rendered or Policies issued.
Lincoln Benefit and ADLLC have also entered into wholesaling agreements with certain independent contractors and their broker-dealers. Under these agreements, compensation based on a percentage of premium payments and/or Contract values is paid to the wholesaling broker-dealer for the wholesaling activities of their registered representative.

Purchase of Policy and Premiums
Application for a Policy. You may apply to purchase a Policy by submitting a written application to us at the address given on the first page of this Prospectus. We generally do not issue Policies to insure people who are older than age 80. The minimum Face Amount for a Policy is $50,000 ($25,000 for Insureds age 65 or over at the Issue Date). Before we issue a Policy, we require you to submit evidence of insurability satisfactory to us. Acceptance of your application is subject to our underwriting rules. We reserve the right to reject your application for any lawful reason. If we do not issue a Policy to you, we return your Premium to you. We reserve the right to change the terms or conditions of your Policy to comply with changes in the applicable law. We have described some of the variations from the information appearing in this Prospectus due to individual state requirements in the SAI or in endorsements to the Policy, as appropriate.
We issue your Policy when we have determined that your application meets our underwriting requirements. We apply our customary underwriting standards to the proposed Insured. If on the Issue Date there are outstanding requirements that prevent us from placing your Policy in force, we will allocate your Premium when all requirements have been met. An example of an outstanding requirement is an amendment to your application that requires your signature. We commence coverage of the Insured under the Policy, on the later of: (i) the Issue Date, (ii) the date that we receive your first Premium, or (iii) the date that all requirements have been met.
If you pay a Premium with your application and your requested Face Amount is less than $500,000, we provide the Insured with temporary conditional insurance only if you meet all of the terms of a conditional receipt. The temporary conditional insurance provides coverage during the underwriting of your application but only if you are ultimately approved for coverage on the same basis as the risk classification and Face Amount of coverage for which you applied. This temporary conditional coverage starts when you complete your application and pay the first Premium, unless a medical exam or lab test results are required. In that event, temporary conditional coverage starts when all medical exams and lab tests have been completed. The Issue Date determines Monthly Deduction Days, Policy Months, and Policy Years.
Premium Payments. Premium payments in the first year must at least equal the required Premium shown in your policy. In Policy Years 2+, you may pay additional Premium at any time, and in any amount, as long as your Premium would not cause your Policy to lose its status as a life insurance contract under the Tax Code, as explained in “Federal Taxes”.
Premiums must be sent to us at our mailing address on the first page. We send you a reminder notice if you pay annually, semi-annually or quarterly. You may also make a Monthly Automatic Payment. Unless you request otherwise in writing, we treat all payments received while a Policy loan exists as new Premium.
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Even if you pay all of the planned periodic Premiums, however, your Policy nevertheless may enter the Grace Period and thereafter lapse if you have not paid either the Lifetime Guarantee Premium or the Safety Net Premium amount and the Net Surrender Value is no longer enough to pay the Monthly Deductions. Please see the “Monthly Guarantee Premiums” discussion just below. Yet, paying planned periodic Premiums will generally provide greater benefits than if a lower amount of Premium is paid. Paying planned periodic Premiums can also help to keep your Policy in force if your planned Premium payments are at least as great as the Lifetime Guarantee Premium or the Safety Net Premium amount.
Premium Limits. Before we accept any Premium that would require an increase in the net amount at risk under the Policy, you first must provide us with evidence of insurability. The Tax Code imposes limits on the amount of Premium that can be contributed under a life insurance contract. If you exceed this limit, your Policy would lose its favorable federal income tax treatment under the Tax Code. Accordingly, we will not accept any Premium that would cause your Policy to exceed this limit, unless you increase the Face Amount of your Policy appropriately. To obtain this increase, you must submit a written request to us and provide evidence of insurability meeting our then current underwriting standards. Otherwise, we will only accept the portion of your Premium that would cause your total Premiums to equal the maximum permitted amount and we will return the excess to you. In addition, we will not accept any additional Premium from you until we can do so without exceeding the limit set by the Tax Code.
Paying too much Premium also could cause your Policy to be treated as a “modified endowment contract” for federal income tax purposes. See “Federal Taxes - Modified Endowment Contracts” for more information.
Monthly Guarantee Premiums. The Policy offers a Guaranteed Minimum Death Benefit feature with two levels of monthly guarantee premiums - the Lifetime Guarantee Premium and the Safety Net Premium. This feature provides assurance that coverage will remain in force for specified periods regardless of changes in the Policy Value.
Lifetime Guarantee Premium. We guarantee that, during the Insured’s Lifetime, even if the Lapse Determination Value is not sufficient to pay the Monthly Deductions, your Policy (including any riders) will stay in force as long as your total Premiums, minus partial withdrawals and Policy Debt, at least equal the product of the monthly Lifetime Guarantee Premium times the number of months since the Issue Date. This feature may not be available in all states.
Safety Net Premium. If your total Premiums minus partial withdrawals and Policy Debt at least equal the sum of the monthly Safety Net Premium times the number of months since the Issue Date, we guarantee that your Policy (including any riders) will remain in force during a specified period even if the Lapse Determination Value becomes insufficient to cover Monthly Deductions. The specified period varies by Issue Age as follows:
Issue ages 0-55: to the Insured’s Attained Age 65;
Issue ages 56-70: 10 Policy Years; or
Issue ages 71-79: to the Insured’s Attained Age 80.
In some states, these Safety Net Premium periods are not permitted by law. Please check with your local representative on the Safety Net period approved in your state.
During the first Policy Year, the Safety Net Premium amount equals the required Premium. As a result, if you pay your required Premium on a timely basis, the Safety Net Premium feature remains in effect. Because the Safety Net Premium feature covers optional Riders, adding optional Riders to your Policy increases your Safety Net Premium amount.
Before your Policy is issued, you must choose which Monthly Guarantee Premium option will apply to your Policy. If you do not make an election, the Safety Net Premium will apply. You may not change your election after your Policy is issued. If at any time your total Premiums, less partial withdrawals and Policy Debt, are less than the product of the Monthly Guarantee Premium times the number of Policy Months since the Issue Date, we will let you know and you will have 61 days to satisfy the shortfall. If you do not, the Guaranteed Minimum Death Benefit feature will end. Once the Guaranteed Minimum Death Benefit feature terminates, you cannot reinstate it and your Policy stays in force only as long as the Lapse Determination Value is sufficient to pay the Monthly Deductions. For more detail about the circumstances in which the Policy will lapse, see “Lapse and Reinstatement”.
Increases, decreases, partial withdrawals, Death Benefit option changes, and addition or deletion of riders may affect the Monthly Guarantee Premium Amount.
Modified Endowment Contracts. Under certain circumstances, a Policy could be classified as a “modified endowment contract,” which is a category of life insurance contract defined in the Tax Code. If your Policy were to become a modified endowment contract, distributions and loans from the Policy could result in current taxable income for you, as well as other adverse tax consequences. These tax consequences are described in more detail in “Federal Taxes - Modified Endowment Contracts.”
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Your Policy could be a Modified Endowment Contract if, among other things, you pay too much Premium or if the Death Benefit is reduced. We monitor the status of your Policy and advise you if you need to take action to prevent the Policy from becoming a modified endowment contract. If you pay a Premium that would result in this classification, we notify you and allow you to request a refund of the excess Premium, or other action, to avoid having your Policy become a modified endowment contract. If, however, you choose to have your Policy become a modified endowment contract, we do not refund the Premium.
Your policy will be a Modified Endowment Contract if it is issued in exchange for a modified endowment contract issued by another insurer. Your policy will not be a modified endowment contract if it is issued in exchange for a non-modified endowment contract in a transaction that qualifies under Section 1035 of the Tax Code. However, paying additional premium into such a policy could cause it to become a modified endowment contract. For more information, please consult your tax adviser, and see “Replacement of Modified Endowment Contracts” in the SAI.
Allocation of Premiums. Your Net Premiums are allocated to the Sub-Account(s) and the Fixed Account in the proportions that you have selected. You must specify your allocation percentages in your Policy application. Percentages must be in whole numbers and the total allocation must equal 100%. We allocate your subsequent Net Premiums in those percentages until you give us new allocation instructions.
Initially, you may allocate your Policy Value among twenty-one (21) options, counting each Sub-Account and the Fixed Account as one option. You may add or delete among these options from time to time so long as your Policy Value is spread among no more than the 21 options. In the future, we may waive this limit.
We allocate your initial Net Premium to the Sub-Accounts and the Fixed Account, as you have instructed us, on the Issue Date. If you do not pay the first Premium until after the Issue Date, we allocate your initial Net Premium to the Sub-Accounts and the Fixed Account on the date we receive it at the Home Office. If there are outstanding requirements when we issue the Policy, which prevent us from placing your Policy in force, your Premiums are not allocated until all requirements are satisfied. We do not credit earnings or interest before the Issue Date.

Policy Value
General. Your Policy Value is the sum of the value of your Accumulation Units in the Sub-Accounts you have chosen, plus the value of your interest in the Fixed Account, plus your Loan Account. Your Policy Value changes daily to reflect the performance of the Sub-Accounts you have chosen, the addition of interest credited to the Fixed Account, the addition of Net Premiums, and the subtraction of partial withdrawals and charges assessed. There is no minimum guaranteed Policy Value.
On the Issue Date or, if later, the date your first Premium is received, we deduct the Monthly Deduction for the first Policy Month. We have described the formula to compute your portion of Policy Value in a particular Sub-Account in the SAI.
We make all calculations in connection with the Policy (other than the initial Premiums) on the date we receive your Premium or your request for other action, if that date is a Valuation Date and we are open for business.
Otherwise, we make that determination on the next succeeding day that is a Valuation Date and a date on which we are open for business. Calculations for initial Premiums and Premiums requiring underwriting are made on the date your Net Premium is allocated to the Sub-Accounts and the Fixed Account, as described in “Purchase of Policy and Premiums - Allocation of Premiums”.
Accumulation Units. We determine the number of Accumulation Units in each Sub-Account to allocate to your Policy by dividing that portion of your Net Premium or other transaction allocated to a Sub-Account by that Sub-Account’s Accumulation Unit Value on the Valuation Date when the allocation occurs.
Accumulation Unit Value. The Accumulation Unit Value for each Sub-Account varies to reflect the investment experience of the applicable Portfolio. We determine the Accumulation Unit Value for each Sub-Account on each Valuation Date by multiplying the Accumulation Unit Value on the preceding Valuation Date by the Net Investment Factor for that Sub-Account for the Valuation Period then ended.
The Net Investment Factor for each Sub-Account is (1) divided by (2), minus (3), where:
(1)equals (a) the net asset value per share of the Portfolio held in the Sub-Account at the end of the current Valuation Period, plus (b) the per share amount of any dividend or capital gains distribution made by the Portfolio during the current Valuation Period, plus or minus (c) a per share credit or charge with respect to any taxes which we paid or for which we reserved during the Valuation Period which are determined by us to be attributable to the operation of the Sub-Account (no federal income taxes currently are applicable),
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(2)is the net asset value per share of the Portfolio held in the Sub-Account at the end of the last prior Valuation Period, and
(3)is the daily risk charge assessed for mortality and expense risks.
Please refer to the Prospectuses for the Portfolios for a description of how the assets of each Portfolio are valued, since that determination has a direct bearing on the Net Investment Factor of the corresponding Sub-Account and, therefore, your Policy Value. For a more detailed discussion, please see “Policy Value”.
Written Requests and Forms in Good Order. Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in “good order.” Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.
Postponement of Payments. We may defer for up to fifteen days the payment of any amount attributable to a Premium paid by check to allow the check a reasonable time to clear. We may postpone paying any amount for a total surrender or a partial withdrawal, the disbursement of a Policy Loan, or the payment of the Death Benefit Proceeds, in the following circumstances: (i) whenever the New York Stock Exchange (“NYSE”) is closed (other than customary weekend and holiday closings); (ii) when trading on the NYSE is restricted or an emergency exists, as determined by the Securities and Exchange Commission ("SEC"), so that disposal of the Separate Account’s investments or determination of the value of its net assets is not reasonably practicable; or (iii) at any other time permitted by the SEC for your protection.
In addition, we may delay payment of the Surrender Value in the Fixed Account for up to six months or a shorter period if required by law. If we defer payment for more than 30 days, we add interest at our current rate from the time you asked for the Surrender Value in accordance with applicable state law.

Transfers
General. While the Policy is in force, you may transfer Policy Value among the Fixed Account and Sub-Accounts in writing or by telephone. Currently, there is no minimum transfer amount, except in states where a minimum transfer amount is required by law. We may set a minimum transfer amount in the future. In the future, we may charge you the transfer fee described in this prospectus, although currently we are waiving it.
You currently may not have Policy Value in more than twenty-one (21) options, counting each Sub-Account and the Fixed Account as one option. Accordingly, we will not perform a transfer that would cause your Policy to exceed that limit. We may waive this limit in the future.
Generally, we only make transfers on days when the NYSE is open for business. See “Policy Value”. If we receive your request on a day when the NYSE is not open for business, or if we receive your request after the close of business on the NYSE, we make the transfer on the first subsequent day on which the NYSE is open.
Special requirements apply to transfers from the Fixed Account. You may transfer one sum from the Fixed Account to the Sub-Accounts only during the 60-day period beginning on the Issue Date or each Policy Anniversary. We do not process transfer requests involving the Fixed Account at any other time, except transfers pursuant to a Dollar Cost Averaging or Portfolio Rebalancing program.
The maximum amount which may be transferred as one sum or as Portfolio Rebalancing transfers from the Fixed Account during a Policy Year usually is: (i) 30% of the Fixed Account balance on the most recent Policy Anniversary; or (ii) the largest total amount transferred from the Fixed Account in any prior Policy Year. You may not transfer Policy Value or allocate new Premiums into the Fixed Account if transfers are being made out under the Dollar Cost Averaging program. However, we may waive or modify these restrictions on transfers from the Fixed Account.
This limit also applies to transfers under a Dollar Cost Averaging program, unless you choose to transfer your entire Fixed Account balance to Sub-Accounts. In that case, your maximum monthly transfer amount may not be more than 1/36th of your Fixed Account balance on the day of the first transfer.
In addition, you may transfer 100% of the Fixed Account balance in one sum to the Sub-Account(s) if on any Policy Anniversary the interest rate on the Fixed Account is lower than it was on the Policy Anniversary one year previously or if on the first Policy Anniversary that interest rate is lower than it was on the Issue Date. We notify you by mail if this occurs. You may request a transfer for 60 days following the date we mail notification to you. The Policy permits us to defer transfers from the Fixed Account for up to six months from the date you request a transfer.
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Transfers Authorized by Telephone. You may make transfers by telephone. Telephone transfers may not be available if all lines are busy. In that case, you will need to submit a written request or try to call later. Please see the SAI for a description of our procedures for telephone transfers.
We use procedures that we believe provide reasonable assurance that telephone authorized transfers are genuine. For example, we request identifying information from persons purporting to authorize transfers. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.
At any time, we may suspend, modify or terminate your privilege to make transfers via the telephone, or via other electronic or automated means specifically approved by the Company, including, but not limited to, automated telephone services, facsimile machine, e-mail and electronic services via online access. Among other things, we reserve the right to limit the number of such transfers among the Sub-Accounts in any Policy Year, or to refuse any telephone transfer request. We also reserve the right to restrict such transfers in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Policy Owners.
Dollar Cost Averaging. Under our automatic Dollar Cost Averaging program, while the Policy is in force you may authorize us to transfer a fixed dollar amount at fixed intervals from the Fixed Account or a Sub-Account of your choosing to up to twenty-one options, including other Sub-Accounts or the Fixed Account. The interval between transfers may be monthly, quarterly or annually, at your option. The transfers are made at the Accumulation Unit Value on the date of the transfer. The transfers continue until you instruct us otherwise, or until your chosen source of transfer payments is exhausted. Currently, the minimum transfer amount is $100 per transfer. We may change this minimum or grant exceptions. If you elect this program, the first transfer occurs one interval after your Issue Date. Your request to participate in this program is effective when we receive your completed application at the P.O. Box given on the first page of this Prospectus. Please call or write us for a copy of the application. You may elect to increase, decrease or change the frequency or amount of transfer payments under a Dollar Cost Averaging program. Special restrictions apply to transfers from the Fixed Account. Please see “Transfers - General” for a discussion of these restrictions.
The theory of Dollar Cost Averaging is that by spreading your investment over time, you may be able to reduce the effect of transitory market conditions on your investment. In addition, because a given dollar amount purchases more units when the unit prices are relatively low rather than when the prices are higher, in a fluctuating market, the average cost per unit may be less than the average of the unit prices on the purchase dates. However, participation in this program does not assure you of a greater profit from your purchases under the program, nor does it prevent or necessarily reduce losses in a declining market. Moreover, while we refer to this program of periodic transfers generally as Dollar Cost Averaging, periodic transfers from a Sub-Account with more volatile performance experience is unlikely to produce the desired effects of Dollar Cost Averaging as would transfers from a less volatile Sub-Account. You may not use Dollar Cost Averaging and Portfolio Rebalancing at the same time.
Portfolio Rebalancing. Portfolio Rebalancing allows you to maintain the percentage of your Policy Value allocated to each Sub-Account or the Fixed Account or both at a preset level. Over time, the variations in each Sub-Account’s investment results shift the balance of your Policy Value allocations. Under the Portfolio Rebalancing feature, we automatically transfer your Policy Value, including new Premiums, back to the percentages you specify. Portfolio Rebalancing is consistent with maintaining your desired allocation among the investment options.
You may choose to have rebalances made monthly, quarterly, semi-annually or annually. We do not charge a transfer fee for Portfolio Rebalancing. No more than twenty-one (21) Sub-Accounts, or twenty (20) Sub-Accounts and the Fixed Account, can be included in a Portfolio Rebalancing program at one time. Transfers from the Fixed Account under a Portfolio Rebalancing program are subject to the overall limit on transfers from the Fixed Account. Accordingly, if the total amount transferred from the Fixed Account in any Policy Year reaches that limit before the end of the year, we do not transfer additional amounts from the Fixed Account for Portfolio Rebalancing purposes until the next Policy Year. We automatically terminate this option if you request any transfers outside the Portfolio Rebalancing program. If you wish to resume the Portfolio Rebalancing after it has been canceled, then you must complete a new Portfolio Rebalancing form and send it to our home office.
You may request Portfolio Rebalancing at any time by submitting a completed written request to us at the address given on the first page of this Prospectus. Please call or write us for a copy of the request form. If you stop Portfolio Rebalancing, you must wait 30 days to begin again. The date of your rebalancing must coincide with the same day of the month as your Issue Date. If you request rebalancing on your Policy application and specify the frequency, but not the date, for your first rebalancing, it occurs one interval after the Issue Date. Otherwise, your first rebalancing occurs one interval after we receive your completed request form. All subsequent rebalancings occur at the intervals you have specified on the day of the month that coincides with the same day of the month as your Issue Date.
Generally, you may change the allocation percentages, frequency or choice of Sub-Accounts at any time. If you include the Fixed Account in a Portfolio Rebalancing program, however, in any consecutive twelve months you may not change
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the allocation percentages more than twice and the total change to the Fixed Amount allocation may not exceed 20%. We may waive this restriction.
If your total Policy Value subject to rebalancing falls below any minimum value that we may establish, we may prohibit or limit your use of Portfolio Rebalancing. You may not use Dollar Cost Averaging and Portfolio Rebalancing at the same time. We may change, terminate, limit or suspend Portfolio Rebalancing at any time.
Market Timing & Excessive Trading. The Policies are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Policy Value. Our policy is not to accept knowingly any premium intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Policy if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Policy.
We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under “Transfers - Trading Limitations.” Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.
While we seek to deter market timing and excessive trading in Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Sub-Account may experience the adverse effects of market timing and excessive trading described above.
Trading Limitations. We reserve the right to limit transfers among the investment alternatives in any Policy Year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:
•we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Policy Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Policy Owners; or
•we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.
In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:
•the total dollar amount being transferred, both in the aggregate and in the transfer request;
•the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Sub-Account in a short period of time can constitute market timing);
•whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Sub-Accounts);
•whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and
•the investment objectives and/or size of the Sub-Account’s underlying Portfolio.
We seek to uniformly apply these trading limitations to all trades, including those that occur through omnibus accounts at intermediaries. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.
If we determine that a Policy Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Policy Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Policy Owner from making future
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additions or transfers into the impacted Sub-Account(s) or will restrict that Policy Owner from making future additions or transfers into the class of Sub-Account(s) if the Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Sub-Accounts).
In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.
Agreements to Share Information with Funds. Under the Investment Company Act of 1940, Lincoln Benefit Life Company (“Lincoln Benefit”) has entered into information sharing agreements with each of the fund companies whose funds are offered under the Policy. Policy Owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and Lincoln Benefit’s trading policy. Under these agreements, Lincoln Benefit is required to share information regarding Policy Owner transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about Policy Owner transactions, this information may include personal Policy Owner information, including names and social security numbers or other tax identification numbers. As a result of this information sharing, a fund company may direct us to restrict a Policy Owner’s transactions if the fund determines that the Policy Owner has violated the fund's frequent trading policies. This could include the fund directing us to reject any allocations of premium or Policy value to the fund.
Short Term Trading Fees. The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio’s Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity and/or holding periods that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Policy Owner(s) responsible for the short-term transfer activity generating the fee.
We will administer and collect redemption fees and forward these fees to the Portfolio. Please consult the Portfolio’s prospectus for more complete information regarding the fees and charges associated with each Portfolio.

General Policy Provisions
Beneficiaries. You name the original Beneficiary(ies) and Contingent Beneficiary(ies) in the application for the Policy. You may change the Beneficiary or Contingent Beneficiary at any time, except irrevocable Beneficiaries may not be changed without their consent.
You must request a change of Beneficiary in writing. We provide a form to be completed, signed and filed with us. Your request for a change in Beneficiary or Contingent Beneficiary takes effect upon our filing of a signed and completed form, effective as of the date you signed the form. Until we receive your change instructions, we are entitled to rely on your most recent instructions in our files. Accordingly, we are not liable for making a payment to the person shown in our files as the Beneficiary or treating that person in any other respect as the Beneficiary, even if instructions that we subsequently receive from you seek to change your Beneficiaries effective as of a date before we made the payment or took the action in question.
If you name more than one Beneficiary, we divide the Death Benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we pay the Death Benefit in equal shares to the Beneficiaries. If one of the Beneficiaries dies before you, we divide the Death Benefit among the surviving Beneficiaries.
Different rules may apply if your Policy was issued in connection with a Qualified Plan.
Assignment. You may assign your Policy as collateral security, unless it was issued in connection with a Qualified Plan. You must notify us in writing if you assign the Policy. Until we receive notice from you, we are not liable for any action we may take or payments we may make that may be contrary to the terms of your assignment. We are not responsible for the validity of an assignment. Your rights and the rights of the Beneficiary may be affected by an assignment.
Dividends. We do not pay any dividend under the Policies.

Death Benefits and Optional Insurance Benefits
Death Benefits. While your Policy is in force, we pay the Death Benefit proceeds upon the death of the Insured. We will pay the Death Benefit proceeds to the named Beneficiary(ies) or contingent Beneficiary(ies). As described below in “Settlement Options,” we pay the Death Benefit proceeds in one sum or under an optional payment plan.
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The Death Benefit proceeds payable to the Beneficiary equal the applicable Death Benefit, less any Policy Debt and less any due and unpaid charges. The proceeds may be increased, if you have added a rider that provides an additional benefit. Please see “Optional Benefits Under the Policy”. We determine the amount of the Death Benefit proceeds as of the end of the Valuation Period during which the Insured dies. We usually pay the Death Benefit proceeds within seven days after we have received due proof of death and all other requirements we deem necessary have been satisfied. The amount of the Death Benefit is based on the Death Benefit Option you have selected, any increases or decreases in the Face Amount, and in some instances your Policy Value.
Death Benefit Options. You may choose one of two Death Benefit Options:
Option 1: the Death Benefit is the greater of: (a) the Face Amount of the Policy; or (b) the Policy Value multiplied by the applicable corridor percentage as described below, and as set forth in your Policy. Option 1 is designed to provide a specific amount of Death Benefit that generally does not vary with changes in the Policy Value. As your Policy Value increases, the Net Amount at Risk under your Policy generally decreases, unless your Policy Value is sufficiently large to require that the Death Benefit be determined using the applicable corridor percentage.
Option 2: the Death Benefit is the greater of: (a) the Face Amount plus the Policy Value; or (b) the Policy Value multiplied by the applicable corridor percentage. Under Option 2, the amount of the Death Benefit generally increases to reflect increases in the Policy Value. Under this option your Policy generally involves a constant Net Amount at Risk.
Your Policy has a minimum Death Benefit. While your Policy remains in force, we guarantee that the Death Benefit will not be less than the greater of the current Face Amount of the Policy or the Policy Value multiplied by the applicable corridor percentage. We have set forth the applicable corridor percentages in the Policy. The corridor percentages are based upon the age of the Insured. The applicable corridor percentage decreases from 250% at age 40 or less to 100% at age 95 or above.
Since the cost of insurance charge is based upon the net amount at risk, it generally is less under a Policy with an Option 1 Death Benefit than one with an Option 2 Death Benefit. As a result, if the Sub-Accounts you select experience favorable investment results, your Policy Value tends to increase faster under Option 1 than under Option 2, but the total Death Benefit under Option 2 increases or decreases directly with changes in Policy Value. Thus, you may prefer Option 1 if you are more interested in the possibility of increasing your Policy Value based upon favorable investment experience, while you may prefer Option 2 if you are seeking to increase total Death Benefits.
Example of Applicable Corridor Percentage. The corridor percentages are set so as to seek to ensure that the Policies qualify for favorable federal income tax treatment. An increase in Policy Value due to favorable investment experience may increase the Death Benefit above the Face Amount, and a decrease in Policy Value due to unfavorable investment experience may decrease the Death Benefit (but not below the Face Amount). For example, if in the example below the Policy Owner paid a Net Premium of $60,000 and the Policy Value increased to $68,000 and then decreased to $54,000, the changes in Policy Value would have the following effects on the Death Benefit:

EXAMPLES	A	B

Face Amount	$150,000	$150,000
Death Benefit Option	1	1
Insured’s Attained Age	40	40
Policy Value on Date of Death	$68,000	$54,000
Applicable Corridor Percentage	250%	250%
Death Benefit	$170,200	$150,000

In Example A, the Death Benefit equals $170,000, i.e., the greater of $100,000 (the Face Amount) and $170,000(the Policy Value at the Date of Death of $68,000, multiplied by the corridor percentage of 250%). This amount, less any Policy Debt and unpaid charges, constitutes the Death Benefit proceeds that we would pay to the Beneficiary.
In Example B, the Death Benefit is $150,000, i.e., the greater of $150,000 (the Face Amount) or $135,000 (the Policy Value of $54,000 multiplied by the corridor percentage of 250%).
Change to Death Benefit Option. After the first Policy Year, you may change the Death Benefit Option by writing to us at the address given on the first page of this Prospectus. If you ask to change from Option 2 to Option 1, we increase the Face Amount of your Policy by the amount of the Policy Value. If you ask to change from Option 1 to Option 2, we decrease the Face Amount of your Policy by the amount of the Policy Value. The change takes effect on
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the Monthly Deduction Day on or immediately following the day we receive your written request. We do not currently require you to prove insurability for a change from Death Benefit Option 2 to Option 1. We do require such evidence satisfactory to us for a change from Option 1 to Option 2. In addition, changes to the death benefit option may have tax consequences.  See “Federal Taxes - Modified Endowment Contracts”.
Change to Face Amount. You may change the Face Amount after the fifth Policy Year. You may request the change by writing to us at the address shown on the first page of this Prospectus. You should be aware that a change in the Face Amount changes the net amount at risk and, therefore, changes the cost of insurance charges on your Policy. The change will take effect on the Monthly Deduction Day after we approve the request. We do not permit a Face Amount change if the Policy is in the Grace Period.
If you request a decrease in Face Amount, we first apply it to coverage provided by the most recent increase in Face Amount, then to the next most recent increase successively and finally to the coverage under the original application. We do not permit a decrease in the Face Amount of your Policy if afterward the Face Amount remaining in force would be less than $25,000.
To apply for an increase in the Face Amount, you must submit to us a supplemental application, accompanied by satisfactory evidence that the Insured is insurable. We do not permit any increase in Face Amount after the Insured’s 80th birthday. The minimum amount of a Face Amount increase is $10,000. You may not increase the Face Amount of your Policy more often than once every twelve months.
You should be aware that an increase in the Face Amount of your Policy affects the cost of insurance charges applicable to your Policy. As noted above, we deduct a larger amount of cost of insurance charges, because an increase in the Face Amount also increases the net amount at risk under your Policy. We will not approve a request for a Face Amount increase if the Lapse Determination Value is too small to pay the Monthly Deduction for the Policy Month following the increase. As described in “Charges and Deductions - Surrender Charge” of this Prospectus, if you increase the Face Amount of your Policy, your maximum surrender charge also increases. Finally, increases in the Face Amount of your Policy also increase the Monthly Guarantee Premiums. Modifying the Policy’s Face Amount may have tax ramifications. For additional information, please see “Federal Taxes” on page 29.

Optional Benefits Under the Policy
In addition to the standard death benefits associated with your Policy, other optional benefits may also be available to you. The following table summarizes information about these optional benefits. Information about the fees associated with each benefit included in the table may be found in the Fee Table.

Name of Benefit	Purpose	Description of Restrictions/Limitations
Children’s Level Term Rider	This rider provides for level term insurance on the Insured’s children, as defined in the rider.
•This rider provides coverage until the earlier of the child’s 25th birthday or the Insured’s age 65.
•If the Insured dies while the rider is in effect, we convert the coverage on each child to paid-up term insurance that remains in force until the child reaches age 25.
•This rider may be exchanged for a new term policy on the earlier of each child’s 25th birthday, or the Insured’s age 65.

Accidental Death Benefit Rider	Under this rider, we provide additional insurance if the Insured dies from accidental bodily injury as defined in the rider.	This rider ends when one of the following occurs: •the Policy terminates; •the next Policy Anniversary after the Insured’s 70th birthday; or •you ask to end the rider.
Continuation of Premium Rider	Under this rider, we contribute a monthly amount to the Policy Value if the Insured becomes totally disabled as defined in the rider.	This rider ends when one of the following occurs: •the Policy terminates; •the Insured reaches age 60; or •you ask to end the rider
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Additional Insured Term Rider	This rider provides life insurance coverage on an Additional Insured.
•You may renew the coverage until the Additional Insured reaches age 99.
•Until the Additional Insured’s 75th birthday, you may exchange the rider for a new Policy on the Additional Insured’s life, subject to certain conditions as defined in the rider
•This rider will stop after 20 years from the start date, if the Policy Value is not sufficient to cover the cost of the rider, but the Policy is still in force through any GMBD feature.

Primary Insured Term Rider	This rider provides additional term life insurance coverage on the Primary Insured.
This rider will stop:
•On the monthly activity day next following the insured’s 99th birthday;
•When this rider is exchanged as provided in the rider;
•On the monthly activity day after you make a written request;
•After 20 years from the start date, if the Policy Value is not sufficient to cover the cost of the rider, but the Policy is still in force through any GMBD feature; or
•When the Policy stops.

Accelerated Death Benefit Rider, Terminal Illness	This rider provides for an advance of a portion of the Death Benefit if the Insured is diagnosed with a terminal illness and satisfactory proof of the terminal illness is provided to us.
•The Death Benefit and Policy Value of your Policy are reduced if an accelerated benefit is paid.
•We will pay you the accelerated benefit amount under this rider upon due proof that the insured has a terminal illness, subject to the following conditions: (i) the terminal illness manifests on or after the effective date of the rider; (ii) the Policy and the rider are in force; (iii) proof of terminal illness is received by us; and (iv) a consent form from all irrevocable beneficiaries and from all assignees must be signed and received by us.
•If your Policy was issued in connection with a Qualified Plan, we may not be able to offer you some of the benefits provided by these riders.

Additional Information About Optional Insurance Benefits. You may ask to add one or more riders to your Policy to provide additional optional insurance benefits. We require evidence of insurability before we issue a rider to you. We deduct the cost of any riders as part of the Monthly Deduction. Adding a Rider may also increase the Monthly Guarantee Premiums for your Policy. The riders we currently offer are described below. All of these riders may be added at any time except the Primary Insured Rider and the Additional Insured Rider. In our discretion, we may offer additional riders or stop offering a rider.
Children’s Level Term Rider.
This rider provides for level term insurance on the Insured’s children, as defined in the rider. We provide coverage until the earlier of the child’s 25th birthday or the Insured’s age 65. For example, if you purchased this rider on your Policy for a coverage amount of $5,000 and one of your children named on your Policy or rider application were to die while your Policy and this rider were still in force, the Company would pay a $5,000 death benefit to the beneficiary.
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Accidental Death Benefit Rider.
Under this rider, we pay the accidental death benefit shown in the Policy Schedule if the Insured dies from accidental bodily injury as defined in the rider. The amount will be included in the death benefit of the policy and will be paid upon receipt of proof that the death of the insured: (1) resulted directly and independently of all other causes, from an accidental bodily injury; and (2) occurred within 90 days from the date of injury; and (3) occurred while the policy and this rider are in force. For example, if the accidental death benefit shown on the Policy Schedule is $50,000 and the Insured dies from an accidental bodily injury, then at death of the Insured $50,000 would be paid out to the named Beneficiary in addition to the Death Benefit provided under the Policy.
Benefits will not be paid under this rider if the Insured’s death resulted from certain risks, such as the Insured’s death resulting from: (1) war or any act of war, (2) suicide, or any attempt at suicide, while sane, (3) attempting a felony, (4) disease, infirmity of the body or mind, or treatment for either, (5) voluntarily taking drugs or inhaling gas except while conducting Insured’s duties during course of employment, unless ordered by a qualified doctor, or taking poison, and (6) being in or falling from an air or spacecraft, if the Insured is pilot or crew, being flown for the purpose of descent from such aircraft while in flight, or is giving or receiving any kind of training or instruction, or has any duties aboard such aircraft.
This rider ends when one of the following occurs: (1) the Policy terminates; (2) the next Policy Anniversary after the Insured’s 70th birthday; or (3) you ask to end the rider.
Continuation of Premium Rider.
Under this rider, we contribute a monthly amount to the Policy Value if the Insured becomes totally disabled as defined in the rider and while the disability continues. The monthly amount we contribute to Policy Value is equal to the monthly disability benefit on each monthly activity date as shown in your Policy. This rider ends when one of the following occurs: (1) the Policy terminates; (2) the Insured reaches age 60; or (3) you ask to end the rider.
Additional Insured Term Rider.
This rider provides life insurance coverage on an Additional Insured. We pay the Face Amount of the rider to the named Beneficiary when we receive due proof that the Additional Insured died while the rider was in force. You may renew the coverage until the Additional Insured reaches age 99. Until the Additional Insured’s 75th birthday, you may exchange the rider for a new Policy on the Additional Insured’s life, subject to certain conditions as defined in the rider. We do not require evidence of insurability to exchange the rider.
For example, if the rider with a Face Amount of $100,000 was added to the Policy, at death of the Additional Insured $100,000 would be paid out to the named Beneficiary.
Primary Insured Term Rider.
This rider provides additional term life insurance coverage on the Primary Insured. If you added this rider to your Policy and the rider was active at the time the Insured died, this rider would pay out an additional benefit to the Beneficiary. For example, if the rider was added to the Policy for $10,000 of term insurance, at death of the Insured $10,000 would be paid out to the named Beneficiary in addition to the Death Benefit provided under the Policy.
You may renew this coverage until the Insured reaches age 99. Until the Insured reaches age 75, you may exchange the rider for a new Policy. In addition, after the fifth Policy Year and until the Insured reaches age 75, you may convert the rider to the base Policy. We do not require evidence of insurability to exchange or convert the Policy. If you purchase this rider, your surrender charge is less than if you purchased a single Policy with the same Face Amount as the total coverage of your Policy and Primary Insured Term Rider. In addition, at least initially your total insurance charges are lower for a Policy/Primary Insured Term Rider combination, although they may be higher if your Policy Value increases and the net amount at risk under your Policy decreases sufficiently.
Commissions payable to sales representatives on the sale of Policies with a Primary Insured Term Rider are calculated based on the total premium payments made for the base Policy and the rider. The commissions will vary depending on the ratio of the premium for the base Policy and the rider. The same amount of premium will result in the highest commission when there is no rider, with the commission declining as the portion of the death benefit coverage allocated to the rider increases. Thus, the lowest commission amount is payable when the maximum rider is purchased.
Accelerated Death Benefit Rider, Terminal Illness.
This rider provides for an advance of a portion of the Death Benefit if the Insured is diagnosed with a terminal illness and satisfactory proof of the terminal illness is provided to us. A terminal illness is a medical condition of the Insured that, not withstanding medical care, will result in death within twelve months, or as otherwise provided by applicable state law. You may add this rider after your Policy is issued if the rider is available in your state. There is no additional cost for this rider. The maximum accelerated death benefit you may receive is the lesser of:
(i) 50% of the Death Benefit as of the date the first request is paid; or
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(ii) $250,000, including all other accelerated benefit amounts paid under all policies issued by us on the life of the Insured.
The Death Benefit and Policy Value of your Policy are reduced if an accelerated benefit is paid. The amount of Death Benefit that you request to accelerate is reduced by:
(i) any due and uncollected Monthly Deductions, or unpaid required Premium if a claim occurs during a Grace Period;
(ii) if allowed in your state, an administrative expense charge of up to $200 for each accelerated benefit request;
(iii) pro-rata amount of any outstanding Policy Loan; and
(iv) twelve-month actuarial discount that reflects the early payment of the accelerated benefit amount.
If you added this rider to your Policy and both the Policy and rider were in force at a time where the insured was determined to be terminally ill (per the terms of the rider), you could request an acceleration of some of the death benefit (subject to the minimums and maximums). For example, if the Policy’s death benefit was $100,000 and the Policy Value was $18,000 at that time and you elect to accelerate (50% of the death benefit); if we assume the interest rate used to discount the future death benefit was 6% ($200.00 (admin fee) + $2,830.19 (6% interest discount for one year on the accelerated death benefit)), you would receive $46,969.81, the policy’s death benefit would reduce by 50% to $50,000 and the Policy Value would reduce proportionately to $9,000.
If your Policy was issued in connection with a Qualified Plan, we may not be able to offer you some of the benefits provided by these riders.

Surrenders and Withdrawals
Surrenders. While your Policy is in force, you may surrender the Policy. Your Policy terminates on the day we receive your written request, or the surrender effective date requested by you, whichever is later.
The Net Surrender Value equals the Policy Value, minus the surrender charge, minus any Policy Debt. The surrender charge is described in "Charges and Deductions - Surrender Charge" below. Upon surrender, we pay you the Net Surrender Value determined as of the day we receive your written request. We ordinarily pay you the Net Surrender Value of the Policy within seven days of our receiving your complete written request or on the effective surrender date you request, whichever is later. We may, however, postpone payment in the circumstances described in the "Policy Value - Postponement of Payments" section. The Policy cannot be reinstated once it is surrendered. You may receive the surrender proceeds in one sum or under any of the settlement options described in "Settlement Options" below. We have set forth the tax consequences of surrendering the Policy in "Federal Taxes".
Partial Withdrawal. General. While the Policy is in force after the first Policy Year, you may receive a portion of the Net Surrender Value by making a partial withdrawal from your Policy. The minimum partial withdrawal amount is $250. You may not withdraw an amount that would reduce the Net Surrender Value below $500 or reduce the Face Amount below $25,000. We will assess a proportionate percentage of the surrender charge when a withdrawal is taken.
We subtract the amount withdrawn from your Policy Value. You may specify how much of your partial withdrawal you wish taken from each Sub-Account or from the Fixed Account. You may not withdraw from the Fixed Account more than the total withdrawal amount times the ratio of the Fixed Account to your total Policy Value immediately before the withdrawal.
You must request the partial withdrawal in writing. Your request is effective on the date received. We may, however, postpone payment in the circumstances described in the "Policy Value - Postponement of Payments" section. Before we pay any partial withdrawal, you must provide us with a completed withholding form.
Effect on Face Amount. If you have selected Death Benefit Option 1, a partial withdrawal reduces the Face Amount of your Policy as well as the Policy Value. We reduce the Face Amount by the amount of the partial withdrawal. The Face Amount after a partial withdrawal may not be less than $25,000. If you have previously increased the Face Amount of your Policy, your partial withdrawals first reduce the Face Amount of the most recent increase, then the most recent increases successively, then the coverage under the original Policy.
Under Option 2, a reduction in Policy Value as a result of a partial withdrawal typically results in a dollar for dollar reduction in the life insurance proceeds payable under the Policy.
Tax Consequences. The tax consequences of partial withdrawals are discussed in “Federal Taxes”.
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Policy Loans
General. While the Policy is in force, you may borrow money from us using the Policy as the only security for your loan. Loans have priority over the claims of any assignee or any other person. The maximum amount available for Policy Loans is 90% of the Surrender Value of your Policy at the end of the Valuation Period in which we receive your loan request. Outstanding Policy Loans and loan interest reduce the amount you may request. Other restrictions may apply if your Policy was issued in connection with a Qualified Plan. In addition, if you have named an irrevocable Beneficiary, you must also obtain his or her written consent before we make a Policy Loan to you.
We ordinarily disburse your loan to you within seven days after we receive your loan request at our home office. We may, however, postpone payment in the circumstances described above in “Policy Value - Postponement of Payments.”
When we make a Policy Loan to you, we transfer to the Loan Account a portion of the Policy Value equal to the loan amount. We also transfer in this manner Policy Value equal to any due and unpaid loan interest.
As of May 1, 2009, in most states, we usually take the transfers from the Sub-Accounts and the Fixed Account pro rata based upon the balances of each Sub-Account and the Fixed Account. On or about August 1, 2009, in most states if we have not received instructions as to how to allocate a policy loan among the Sub-Accounts and the Fixed Account, all loan amounts will be transferred from the Sub-Accounts and the Fixed Account to the Loan Account in the same allocation percentages as specified for premium payments. In Florida, if no allocation specification is made, the loan will be allocated among the Sub-Accounts in the same proportion that the policy value in each Sub-Account bears to the total Policy Value on the date of the loan. In Texas, if no allocation specification is made, we will use the same percentages used to allocate monthly deductions to the Fixed Account and to each Sub-Account. The amounts allocated to the Loan Account are credited with interest at the Loan Credited Rate stated in your Policy.
Loan Interest. Interest on Policy Loans accrues daily and is due at the end of each Policy Year. If you do not pay the interest on a Policy Loan when due, the unpaid interest becomes part of the Policy Loan and accrues interest at the same rate. In addition, we transfer the difference between the values of the Loan Account and the Policy Debt on a pro-rata basis from the Sub-Accounts and the Fixed Account to the Loan Account.
You may borrow an amount equal to your Policy Value, less all Premiums paid, as a preferred loan. The interest rate charged for preferred loans is 4.0% per year. A standard loan is the amount that may be borrowed from the sum of Premiums paid. All non-preferred loans will be treated as a standard loan. The interest rate charged for standard loans is currently 6.0% per year.
Beginning in policy year 13, all new and existing loans will be treated as preferred loans with regard to interest accruing or credited on or after April 15, 2006.
Loan Repayment. While the Policy remains in force, you may repay the Policy Loan in whole or in part without any penalty at any time while the Insured is living. If you have a Policy Loan outstanding, we assume that any payment we receive from you is to be applied as Premium to your Policy Value, unless you tell us to treat your payment as a loan repayment. If you designate a payment as a loan repayment or interest payments, your payment is allocated among the Sub-Accounts and the Fixed Account using the same percentages used to allocate Net Premiums. An amount equal to the payment is deducted from the Loan Account.
If the total outstanding loan(s) and loan interest exceeds the Surrender Value of your Policy, we notify you and any assignee in writing. To keep the Policy in force, we require you to pay a Premium sufficient to keep the Policy in force for at least three more months. If you do not pay us sufficient Premium within the 61-day Grace Period, your Policy lapses and terminates without value. As explained in the section entitled “Lapse and Reinstatement”, you may subsequently reinstate the Policy by either repayment or reimbursement of any Policy Debt that was outstanding at the end of the Grace Period. If your Policy lapses while a Policy Loan is outstanding, you may owe taxes or suffer other adverse tax consequences even if you subsequently reinstate the Policy. Please consult a tax adviser for details.
Pre-Existing Loan. If you have a loan with another insurance company, and you are terminating that policy to buy one from us, usually you would repay the old loan during the process of surrendering the old policy. Income taxes on the interest earned may be due. We permit you to carry this old loan over to your new Policy through a Tax Code Section 1035 tax-free exchange, up to certain limits. The use of a Section 1035 tax-free exchange may avoid any current income tax liability that would be due if the old loan was extinguished.
If you transfer a Policy Loan from another insurer as part of a Section 1035 tax-free exchange, we treat a loan of up to 20% of your Policy Value as a preferred loan. If the amount due is more than 20% of your Policy Value, we treat the excess as a standard loan. The treatment of transferred Policy Loans is illustrated in the following example:
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Transferred Policy Value	$190,000
Transferred Policy Loan	$40,000
Surrender Value	$150,000
20% of Policy Value	$38,000
Preferred Loan	$38,000
Standard Loan	$2,000
Beginning in policy year 13, all new and existing loans will be treated as preferred loans with regard to interest accruing or credited on or after April 15, 2006.
Effect on Policy Value. A Policy Loan, whether or not repaid, has a permanent effect on the Policy Value because the investment results of each Sub-Account and the Fixed Account apply only to the amount remaining in that account. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Sub-Accounts and/or Fixed Account earn more than the annual interest rate for amounts held in the Loan Account, your Policy Value does not increase as rapidly as it would if you had not taken a Policy Loan. However, if the Sub-Accounts or the Fixed Account or both earn less than that rate, then your Policy Value is greater than it would have been if you had not taken a Policy Loan. The combination of an increasing loan balance, deductions for contract charges and fees, and unfavorable investment performance may cause the Policy to lapse, triggering ordinary income taxation on the outstanding loan balance to the extent it exceeds your cost basis in the Policy. Also, if you do not repay a Policy Loan, total outstanding Policy Debt is subtracted from the Death Benefit and Surrender Value otherwise payable.

Lapse and Reinstatement
Lapse and Grace Period. If the Lapse Determination Value is less than the Monthly Deduction due on a Monthly Deduction Day and the Guaranteed Minimum Death Benefit feature is not in effect, your Policy may lapse. We give you a 61-day Grace Period in which to pay an adequate amount of additional Premium to keep the Policy in force after the end of the Grace Period.
At least 30 days before the end of the Grace Period, we send you a notice.
The Policy continues in effect through the Grace Period. If the Insured dies during the Grace Period, we pay a Death Benefit in accordance with your instructions. However, we reduce the proceeds by an amount equal to Monthly Deduction(s) due and unpaid. See “Optional Benefits Under the Policy”. If you do not pay us the amount shown in the notice before the end of the Grace Period, your Policy ends at the end of the Grace Period.
Reinstatement. If the Policy lapses, you may apply for reinstatement by paying to us the reinstatement Premium and any applicable charges required under the Policy. You must request reinstatement within five years of the date the Policy entered a Grace Period. The reinstatement Premium equals an amount sufficient to (1) cover all unpaid Monthly Deductions for the Grace Period, and (2) keep your Policy in force for three months. If a Policy Loan was outstanding at the time of your Policy’s lapse, you must either repay or reinstate the loan before we reinstate your Policy. In addition, we may require you to provide evidence of insurability satisfactory to us. The Face Amount upon reinstatement cannot exceed the Face Amount of your Policy at its lapse. The Policy Value on the reinstatement date reflects the Policy Value at the time of termination of the Policy plus the Premium paid at the time of reinstatement. All Policy charges continue to be based on your original Issue Date. You cannot reinstate the Policy once it has been surrendered.

Settlement Options
We pay the surrender proceeds or Death Benefit proceeds under the Policy in one sum or under one of the Settlement Options that we then offer. The one sum payment may be paid in a single payment or deposited to an interest bearing account, if available. You may request a Settlement Option by notifying us in writing at the address given on the first page of this Prospectus. We transfer to our Fixed Account any amount placed under a Settlement Option, which amount will not be affected thereafter by the investment performance of the Separate Account. We do not permit surrenders or partial withdrawals after payment under a settlement option commences.
The amount applied to a Settlement Option must include at least $5,000 of Policy Value and result in installment payments of not less than $50. When the proceeds are payable, we inform you concerning the rate of interest we credit to funds left with us. We guarantee that the rate of interest will be at least 3.5%. We may pay interest in excess of the guaranteed rate.
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We currently offer the five Settlement Options described below:
Option A - Interest. We hold the proceeds, credit interest to them and pay out the funds when the person entitled to them requests.
Option B - Fixed Payments. We pay a selected monthly income until the proceeds, and any interest credits, are exhausted.
Option C - Life Income Guaranteed Period Certain. We pay the proceeds in a monthly income for as long as the payee lives, or you may also select a guarantee period of between five and twenty years. If a guarantee period is selected, we make monthly payments at least until the payee dies. If the payee dies before the end of the guarantee period, we continue payments to a successor payee until the end of the guarantee period. If no guarantee period is selected or if the payee dies after the end of the guarantee period, we stop payments when the payee dies. It is possible for the payee to receive only one payment under this option, if the payee dies before the second payment is due and you did not choose a guarantee period. This Settlement Option is not available if settlement is to a non-natural Owner or non-natural Beneficiary.
Option D - Joint and Survivor. We pay the proceeds in a monthly income to two payees for as long as either payee is alive. Payments stop when both payees have died. It is possible for the payees to receive only one payment, if both payees die before the second payment is due. This Settlement Option is not available if settlement is to a non-natural Owner or non-natural Beneficiary.
Option E - Period Certain. We pay the proceeds in monthly installments for a specified number of years, from five to twenty-five years. If the payee dies before the end of the specified period, we pay the remaining guaranteed payments to a successor payee.
In addition, we may agree to other Settlement Option plans. Write or call us to obtain information about them.
You may request that the proceeds of the Policy be paid under a Settlement Option by submitting a request to us in writing before the death of the Insured. If at the time of the Insured’s death, no Settlement Option is in effect, the Beneficiary may choose a Settlement Option after the Death Benefit is payable and before it is paid. If you change the Beneficiary, the existing choice of Settlement Option becomes invalid and you may either notify us that you wish to continue the pre-existing choice of Settlement Option or select a new one.

Federal Taxes
Introduction. The following discussion is general and is not intended as tax advice. Lincoln Benefit makes no guarantee regarding the tax treatment of any Policy or transaction involving a Policy. Federal, state, local and other tax consequences of ownership or purchase of a life insurance policy depend upon your circumstances. Our general discussion of the tax treatment of this Policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this Policy cannot be made in the Prospectus. For detailed information, you should consult with a qualified tax adviser familiar with your situation. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a qualified tax adviser.
Taxation of the Company and the Separate Account. Lincoln Benefit is taxed as a life insurance company under Part I of Subchapter L of the Tax Code. The Separate Account is not an entity separate from Lincoln Benefit and its operations form a part of Lincoln Benefit. Therefore, the Separate Account is not taxed separately as a “Regulated Investment Company” under Subchapter M of the Tax Code. Investment income and realized capital gains are automatically applied to increase reserves under the Policies to the extent permitted by federal tax law. Under current federal tax law, Lincoln Benefit believes that the Separate Account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Policies. Generally, reserves are amounts that Lincoln Benefit is legally required to accumulate and maintain in order to meet future obligations under the Policies. Lincoln Benefit does not anticipate that it will incur any federal income tax liability attributable to the Separate Account. Therefore, we do not intend to make provisions for any such taxes. If we incur tax associated with a Separate Account, then we may impose a charge against the Separate Account in order to make provisions for any such taxes.
Taxation of Policy Benefits. In order to qualify as a life insurance policy for federal income tax purposes, the policy must meet the definition of a life insurance policy set forth in Section 7702 of the Tax Code. Section 7702 limits the amount of premiums that may be invested in a policy that qualifies as life insurance. The Policy is structured to meet the Section 7702 definition of a life insurance policy. This means that the Death Benefit is generally excluded from the Beneficiary’s gross income under Section 101(a) of the Tax Code and you are generally not taxed on increases in the Policy Value until a distribution occurs.
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If the Death Benefit is not received in one sum and is, instead, applied under one of the settlement options, payments generally will be prorated between amounts attributable to the Death Benefit, which will generally be excludable from the Beneficiary’s income, and amounts attributable to earnings on that income (occurring after the Insured’s death), which will be includable in the Beneficiary’s income.
If a Policy fails to qualify as life insurance under Section 7702, the Policy will not provide any of the tax advantages normally provided by life insurance. Lincoln Benefit has the right to amend the Policies to comply with any future changes in the Tax Code, any regulations or rulings under the Tax Code and any other requirements imposed by the Internal Revenue Service.
If you surrender the Policy, you are subject to income tax on the portion of the distribution that exceeds the investment in the contract. The investment in the contract is the gross Premium paid for the Policy minus any amounts previously received from the Policy if such amounts were properly excluded from your gross income. If your Policy is not a Modified Endowment Contract, policy loans are not treated as taxable distributions. Interest paid on a Policy loan is generally not deductible. You are generally taxed on partial withdrawals to the extent the amount distributed exceeds the investment in the contract. In certain situations, partial withdrawals or reduction in benefits during the first fifteen years of the Policy may result in a taxable distribution before the investment in the contract is recovered even if the policy is not a Modified Endowment Contract. Withdrawals and loans from Modified Endowment Contracts are subject to less favorable tax treatment. Loans, if not repaid, and withdrawals reduce the contract’s death benefit and cash value. For an additional discussion of Modified Endowment Contracts, please see the "Federal Taxes - Modified Endowment Contracts".
If you are Owner and Insured under the Policy, the Death Benefit will be included in your gross estate for federal estate tax purposes. Even if the Insured is not the Owner but retains incidents of ownership in the Policy, the Death Benefit will also be included in the Insured’s gross estate. Examples of incidents of ownership include the right to:
•change beneficiaries,
•assign the Policy,
•revoke an assignment,
•pledge the Policy, or
•obtain a Policy loan.
If you are Owner and Insured under the Policy, and you transfer all incidents of ownership in the Policy, the Death Benefit will be included in your gross estate if you die within three years from the date of the ownership transfer. State and local estate and inheritance taxes may also apply. In addition, certain transfers of the Policy or Death Benefit, either during life or at death, to individuals two or more generations below the transferor may be subject to the federal generation skipping transfer tax. This rule also applies if the transfer is to a trust for the benefit of individuals two or more generations below the transferor.
The Policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. If you are contemplating the use of a Policy in any of these arrangements, you should consult a qualified tax adviser regarding the tax attributes of the particular arrangement. We no longer sell life insurance contracts to corporate and self-employed tax-qualified retirement pension and profit sharing plans subject to Section 401.
Employer Owned Life Insurance (a.k.a. “COLI”). The Pension Reform Act, enacted in 2006, includes provisions affecting the taxation of Death Benefits paid from policies owned by “Employers.” Although these policies are commonly referred to as Corporate Owned Life Insurance (“COLI”), the term “Employer” includes any person or non-natural entity such as a partnership, LLC, or corporation, which is engaged in a trade or business. The term Employer also includes a person or entity related to the policyholder under the attribution rules of Tax Code sections 267(b) or 707(b)(1), and any person or entity engaged in a trade or business which is under common control with the policyholder.
Generally, for contracts issued to employers after August 17, 2008, the portion of the Death Benefit in excess of the premiums or other amounts the employer paid for the policy will be treated as income unless:
•the insured was an employee within 12 months of death;
•proceeds are paid to the insured's beneficiary;
•proceeds are used to buy back any equity interest owned by the insured at the time of death; or
•the insured was a “highly compensated employee” or “highly compensated individual.”
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For purposes of the COLI rules, “highly compensated employees” are:
•more than 5% owners;
•directors; and
•anyone else in the top 35% of employees ranked by pay.
“Highly compensated individuals” are individuals who are:
•more than 10% owners;
•one of the five highest paid officers; or
•among the highest paid 35% of all employees.
The COLI provision also includes notice and consent requirements, and reporting requirements.
Modified Endowment Contracts. A life insurance policy is treated as a “Modified Endowment Contract” under Section 7702A of the Tax Code if it meets the definition of life insurance in Section 7702, but fails the “seven-pay” test of Section 7702A. The seven-pay test limits the amount of premiums that can be paid into the contract before the Policy will become a Modified Endowment Contract. We will not accept any Premiums that cause the Policy to become a Modified Endowment Contract unless we receive from you a written acknowledgment that the Policy will become a Modified Endowment Contract. An exchange under Section 1035 of the Tax Code of a life insurance policy that is not a Modified Endowment Contract will not cause the new policy to be a Modified Endowment Contract if no additional premiums are paid. An exchange under Section 1035 of the Code of a life insurance policy that is a Modified Endowment Contract for a new life insurance policy will always cause the new policy to be a Modified Endowment Contract.
If your Policy is not issued as a Modified Endowment Contract, it can become a Modified Endowment Contract under certain circumstances. If your Policy is materially changed at any time, your policy must be tested to determine whether it has become a Modified Endowment Contract. A material change includes certain increases in the policy’s death benefit and the addition or increase of certain riders, rate class changes, and certain changes to Death Benefit Options. Your Policy will be treated as though it were a new contract on the day the material change takes effect, a new seven-pay limit will be calculated, and a new seven-pay period will begin. Additionally, if the benefits provided by your Policy are reduced or certain changes to Death Benefit Options occur during the first 7 years of the policy or during a “seven-pay period”, the seven-pay test will be applied as though the policy were initially issued with the reduced benefits. If the cumulative premiums paid into the Policy prior to the reduction in benefits are in excess of the seven-pay limit for the reduced benefit, then your policy will become a Modified Endowment Contract.
If a contract is classified as a Modified Endowment Contract, the Death Benefit will still qualify for the exclusion from gross income, and increases in Policy value are not subject to current taxation unless withdrawn or otherwise accessed. If you receive any amount as a Policy loan (including unpaid interest that is added to the loan balance) from a Modified Endowment Contract, or assign or pledge any part of the value of the Policy, such amount is treated as a distribution. Withdrawals and distributions made from a Modified Endowment Contract before the Insured’s death are treated as taxable income first, then as recovery of the investment in the contract. The taxable portion of any distribution from a Modified Endowment Contract is subject to an additional 10% penalty tax, except as follows:
•distributions made on or after the date on which the taxpayer attains age 59½;
•distributions attributable to the taxpayer’s becoming disabled (within the meaning of Section 72(m)(7) of the Tax Code); or
•any distribution that is part of a series of substantially equal periodic payments (paid not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his or her beneficiary.
All Modified Endowment Contracts that are issued within any calendar year to the same owner by one company or its affiliates shall be treated as one Modified Endowment Contract in determining the taxable portion of any distributions from any of the contracts required to be aggregated.
Income Tax Withholding. Generally, Lincoln Benefit is required to withhold federal income tax at a rate of 10% from taxable distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.
Generally, code Section 1441 provides that Lincoln Benefit, as a withholding agent, must withhold 30% of the taxable amounts paid to a non-resident alien not subject to FATCA. Certain payees may be subject to the Foreign Accounts
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Tax Compliance Act ("FATCA") which would require 30% mandatory withholding for certain entities. Please see your personal tax adviser for additional information regarding FATCA. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8 to certify the owners’ foreign status. Withholding on taxable distributions may be reduced or eliminated if covered by an income tax treaty between the United States and the non-resident alien’s country of residence. The United States does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for taxable life insurance distributions.
Diversification Requirements. For a Policy to qualify as a variable life insurance policy for federal tax purposes, the investments in the Separate Account must be “adequately diversified” consistent with standards under Treasury Department regulations. If the investments in the Separate Account are not adequately diversified, the Policy will not be treated as a variable life insurance policy for federal income tax purposes. As a result, you will be taxed on the excess of the Policy Value over the investment in the contract. Although Lincoln Benefit does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.
Ownership Treatment. The IRS has stated that you will be considered the owner of Separate Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the Separate Account investments may cause a policy owner to be treated as the owner of the Separate Account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct Sub-Account investments without being treated as owners of the underlying assets of the Separate Account.
Your rights under the Policy are different than those described by the IRS in private and public rulings in which it found that policy owners were not owners of separate account assets. For example, if your Policy offers more than twenty (20) investment alternatives you have the choice to allocate premiums and policy values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in your being treated as the owner of the Separate Account. If this occurs, income and gain from the Separate Account assets would be includible in your gross income. Lincoln Benefit does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Policy. We reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Separate Account. However, we make no guarantee that such modification to the Policy will be successful.
Generation-Skipping Transfer Tax. The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation skipping transfer tax consequences under federal tax law. The individual situation of each Policy owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.
Under certain circumstances, the Tax Code may impose a generation-skipping transfer (“GST”) tax when all or part of a life policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Tax Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.
The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.
Reportable Policy Sale and Transfers of Ownership to Foreign Owners. The Tax Cuts and Jobs Act of 2017 included additional reporting requirements for any reportable policy sale occurring after December 31, 2017. A Reportable Policy Sale occurs when a person (buyer) acquires, directly or indirectly, a life insurance contract or any interest in such a contract with no substantial family, business, or financial relationship with the insured. The buyer is required to provide us with information related to the reportable policy sale to ensure proper reporting on an IRS Form 1099-LS. Upon notification of a reportable policy sale, we have an information reporting obligation to file an IRS Form 1099-SB including the seller’s investment in the life policy and the surrender value of the life insurance policy as of the date of sale. The Tax Cuts and Jobs Act of 2017 also modified the transfer for value rules. The potential application of these requirements underscores the importance of seeking guidance from a qualified adviser before entering into a reportable policy sale. At time of death claim, the death benefits from these life insurance policies that are identified as Reportable Policy Sale contracts are required to be reported on an IRS Form 1099R as a Reportable Death Benefit
32 PROSPECTUS

under Section 6050Y. A Transfer of Ownership to a Foreign Owner requires us to file an IRS Form 1099-SB with the transferor’s investment in the life policy and the surrender value of the life insurance policy as of the date of transfer. A Foreign Owner is a person or entity that cannot provide us an IRS Form W-9 certifying they are a US citizen or resident alien. We require an original IRS Form W-8 to certify the owner’s foreign status.
Medicare Tax on Investment Income. The Patient Protection and Affordable Care Act, enacted in 2010, included a Medicare tax on investment income. This tax assesses a 3.8% surtax on the lesser of (1) net investment income or (2) the excess of “modified adjusted gross income” over a threshold amount. The “threshold amount” is $250,000 for married taxpayers filing jointly, $125,000 for married taxpayers filing separately, $200,000 for single taxpayers, and approximately $12,500 for trusts. The taxable portion of payments received under the contract will be considered investment income for purposes of this surtax. You should consult a tax adviser about the impact of this tax on distributions from the Policy.

Legal Proceedings
There are no pending material legal proceedings to which the Separate Account or principal underwriter is a party. Lincoln Benefit is engaged in routine lawsuits, which, in our management’s judgment, are not of material importance to its respective total assets or material with respect to the Separate Account.

Legal Matters
Matters of Nebraska law pertaining to the Policy, including the validity of the Policy and our right to issue the Policy under Nebraska law, have been passed upon by Lamson, Dugan & Murray LLP, Omaha, Nebraska.

Financial Statements
The financial statements of the Separate Account as of December 31, 2020 and for each of the two years in the period ended December 31, 2020, and the accompanying Report of Independent Registered Public Accounting Firm appear in the Statement of Additional Information.
The statutory financial statements of Lincoln Benefit as of December 31, 2020 and December 31, 2019, for each of the three years in the period ended December 31, 2020, and the accompanying Reports of Independent Auditors appear in the Statement of Additional Information.

33 PROSPECTUS

Appendix A – Portfolios Available Under Your Policy
The following is a list of Portfolios available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.life.lbl.com. You can also request this information at no cost by calling 1-844-768-6780 or by sending an email request to service@lbl.com.
The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.

Type/Investment Objective	Portfolio Company and Investment Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
Capital appreciation.	Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I (1)	0.66	10.34%	10.45%	8.02%
	ALPS Advisors, Inc. (Subadviser Morningstar Investment Management, LLC)
Capital appreciation and some current income.	Morningstar Balanced ETF Asset Allocation Portfolio Class I (1)	0.63	9.41%	8.16%	6.54%
	ALPS Advisors, Inc. (Subadviser Morningstar Investment Management, LLC)
Current income and preservation of capital.	Morningstar Conservative ETF Asset Allocation Portfolio Class I (1)	0.61	6.80%	5.08%	3.91%
	ALPS Advisors, Inc. (Subadviser Morningstar Investment Management, LLC)
Capital appreciation.	Morningstar Growth ETF Asset Allocation Portfolio Class I (1)	0.64	10.26%	9.56%	7.52%
	ALPS Advisors, Inc. (Subadviser Morningstar Investment Management, LLC)
Current income and capital appreciation.	Morningstar Income and Growth ETF Asset Allocation Portfolio Class I (1)	0.62	8.73%	6.79%	5.27%
	ALPS Advisors, Inc. (Subadviser Morningstar Investment Management, LLC)
Seeks to maximize total return consistent with preservation of capital and prudent investment management.	DWS Bond VIP - Class A	0.63	9.07%	5.66%	4.45%
	DWS Investment Management Americas Inc.
Seeks to maximize income while maintaining prospects for capital appreciation.	DWS Global Income Builder VIP - Class A	0.64	8.28%	8.38%	7.11%
	DWS Investment Management Americas Inc.
To provide current income.	Federated Hermes Fund for U.S. Government Securities II	0.78	5.21%	3.00%	2.66%
	Federated Investment Management Company
To seek high current income.	Federated Hermes High Income Bond Fund II - Class P	0.81	5.59%	7.51%	6.37%
	Federated Investment Management Company
To achieve high current income and moderate capital appreciation.	Federated Hermes Managed Volatility Fund II - Class P	0.96	0.93%	7.15%	6.99%
	Federated Global Investment Management Corp., Federated Investment Management Company, Federated Equity Management Company of Pennsylvania
Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.	Fidelity® VIP Asset Manager Portfolio - Initial Class	0.60	14.87%	8.62%	7.35%
	Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR HK and FMR Japan)

Type/Investment Objective	Portfolio Company and Investment Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio - Initial Class	0.61	30.57%	16.19%	13.52%
	Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR HK and FMR Japan)
Seeks reasonable Income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity® VIP Equity-Income PortfolioSM - Initial Class	0.53	6.69%	10.69%	10.17%
	Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR HK and FMR Japan)
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® VIP Government Money Market Portfolio - Initial Class	0.24	—	—	—
	Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR HK and FMR Japan)
Seeks to achieve capital appreciation.	Fidelity® VIP Growth Portfolio - Initial Class	0.62	43.89%	21.32%	17.25%
	Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR HK and FMR Japan)
Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity® VIP Index 500 Portfolio - Initial Class	0.10	18.24%	15.09%	13.78%
	Fidelity Management & Research Company (FMR) (Subadviser Geode Capital Management, LLC (Geode))
Seeks long-term growth of capital.	Fidelity® VIP Overseas Portfolio - Initial Class	0.79	15.61%	9.25%	6.82%
	Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR HK, FMR Japan, FIA (UK) and FIJ)
To seek capital appreciation.	Invesco V.I. Discovery Mid Cap Growth Fund - Series II (2)	1.05	40.24%	19.09%	15.62%
	Invesco Advisers, Inc.
To seek capital appreciation.	Invesco Oppenheimer VI International Growth Fund - Series II	1.25	21.04%	8.92%	7.57%
	Invesco Advisers, Inc.
To seek capital appreciation.	Invesco V.I. Main Street Small Cap Fund® - Series II (2)	1.05	19.63%	12.59%	11.85%
	Invesco Advisers, Inc.
Long-term capital appreciation.	Invesco V.I. American Value Fund - Series I (3)	0.93	1.12%	7.00%	8.32%
	Invesco Advisers, Inc.
To seek long-term growth of capital and income.	Invesco V.I. Growth and Income Fund - Series II	1.00	1.85%	8.40%	9.05%
	Invesco Advisers, Inc.
Long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Henderson Balanced Portfolio - Institutional Shares	0.62	14.31%	11.81%	10.23%
	Janus Capital Management LLC
Long-term growth of capital.	Janus Henderson Enterprise Portfolio - Institutional Shares	0.72	19.47%	18.21%	15.25%
	Janus Capital Management LLC
Maximum total return, consistent with preservation of capital.	Janus Henderson Flexible Bond Portfolio - Institutional Shares	0.58	10.48%	4.94%	4.45%
	Janus Capital Management LLC
Long-term growth of capital.	Janus Henderson Forty Portfolio - Institutional Shares	0.76	39.40%	21.03%	17.02%
	Janus Capital Management LLC
Long-term growth of capital.	Janus Henderson Global Research Portfolio - Institutional Shares	0.84	20.06%	13.35%	10.08%
	Janus Capital Management LLC

Type/Investment Objective	Portfolio Company and Investment Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
Long-term growth of capital.	Janus Henderson Research Portfolio - Institutional Shares	0.60	32.95%	17.67%	14.67%
	Janus Capital Management LLC
Long-term growth of capital.	Janus Henderson Overseas Portfolio - Service Shares	1.08	16.02%	8.77%	0.66%
	Janus Capital Management LLC
Long-term growth of capital as its primary objective. Current income as a secondary objective.	ClearBridge Variable Large Cap Value Portfolio - Class I	0.73	5.25%	9.91%	10.91%
	Legg Mason Partners Fund Advisor, LLC (Subadviser Clearbridge Investments, LLC)
Seeks capital appreciation.	MFS® New Discovery Series - Service Class	1.12	45.58%	22.68%	14.41%
	Massachusetts Financial Services Company
Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.	Morgan Stanley VIF Growth Portfolio - Class I	0.57	117.31%	34.10%	23.90%
	Morgan Stanley Investment Management Inc.
Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares	0.94	5.56%	4.77%	5.28%
	Pacific Investment Management Company LLC
Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Total Return Portfolio - Administrative Shares	0.69	8.65%	4.75%	3.93%
	Pacific Investment Management Company LLC
Seeks capital growth. Current income is a secondary objective.	Putnam VT International Value Fund - Class IB	1.19	3.94%	5.35%	3.97%
	Putnam Investment Management, LLC (Subadviser Putnam Investments Limited, The Putnam Advisory Company, LLC)
(1)The Morningstar ETF Allocation Series Portfolios invest in underlying ETFs and will indirectly bear their proportionate share of any fees and expenses payable directly by the underlying ETFs. As a result, the Portfolios may incur higher expenses, many of which may be duplicative.
(2)Effective April 30, 2021, the Invesco Oppenheimer VI Discovery Mid Cap Growth Fund - Series I and Invesco Oppenheimer VI Main Street Small Cap Fund® - Series II; are changing their names to the Invesco VI Discovery Mid Cap Growth Fund - Series I and Invesco VI Main Street Small Cap Fund® - Series II, respectively.
(3)Effective April 30, 2021, the Invesco V.I. Value Opportunities Fund - Series I is no longer available as an investment alternative. Therefore, the corresponding Invesco V.I. Value Opportunities Fund - Series I Sub-Account that invests in this Portfolio is closed and is no longer offered as of May 1, 2020. We will no longer accept purchase payments, permit transfers or any allocations to this Variable Sub-Account. Any amount invested in the Invesco V.I. Value Opportunities Fund - Series I as of May 1, 2021, will be transferred to the Invesco V.I. American Value Fund - Series I Sub-Account.

Where You Can Find More Information
You can call us at 1-844-768-6780 to ask us questions, to request information about the Policy, and to obtain copies of the SAI, personalized illustrations or other documents. You also can write to us at the address given on the first page of this Prospectus.

We have filed a SAI with the SEC. The current SAI is dated May 1, 2021. The SAI contains additional information about the Policy and is incorporated by reference in this Prospectus. You can obtain a free copy of the SAI upon request, by writing us or calling at the number given above. You are encouraged to read the SAI.
Our SEC reports and other information about us are also available to the public at the SEC’s web site at sec.gov.
Copies of any of the information filed with the SEC may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

Edgar Contract Identifier: C000005244
LBL6454RES-18

INVESTOR'S SELECT FLEXIBLE PREMIUM
VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

Lincoln Benefit Life Variable Life Account
("Separate Account")
Issued by Lincoln Benefit Life Company

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2021

This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectus dated May 1, 2021 and should be read in conjunction therewith. You may obtain a copy of the Prospectus without charge by calling us at 1-800-865-5231 or writing to us at Lincoln Benefit Life Company, P.O. Box 660191, Dallas, TX 75266-0191 or visiting https://www.accessallstate.com/product/InvestorsSelectVUL.
The defined terms used in this Statement of Additional Information are as defined in the Prospectus.

TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY

Description of Lincoln Benefit Life Company

State Regulation of Lincoln Benefit

Lincoln Benefit Life Variable Life Account

NON-PRINCIPAL RISKS OF INVESTING IN THE POLICY

Cyber Security Risk

Covid-19

EXPERTS

ADDITIONAL INFORMATION CONCERNING THE OPERATION OF YOUR POLICY

Replacement of Modified Endowment Contracts

Computation of Policy Value

Transfers Authorized by Telephone

GENERAL POLICY PROVISIONS

Statements to Policy Owners

Limit on Right to Contest

Suicide

Misstatement as to Age and Sex

ADDITIONAL INFORMATION ABOUT CHARGES

DISTRIBUTOR

DISTRIBUTION OF THE POLICY

FINANCIAL STATEMENTS

GENERAL INFORMATION AND HISTORY
Description of Lincoln Benefit Life Company. Lincoln Benefit Life Company (“Lincoln Benefit” or the “Company”) is a stock life insurance company organized under the laws of the state of Nebraska in 1938. Our legal domicile and principal business address is 1221 N Street, Suite 200, Lincoln, NE 68508. Lincoln Benefit is a wholly-owned subsidiary of LBL HoldCo II, Inc., a Delaware corporation (“HoldCo”), which is a wholly-owned subsidiary of LBL HoldCo, Inc., a Delaware corporation (“HoldCo Parent”). HoldCo Parent is a wholly-owned subsidiary of Guaranty Income Life Insurance Company (“GILICO”)., an Iowa-domiciled insurance company.
We are authorized to conduct life insurance and annuity business in the District of Columbia, U.S. Virgin Islands and all states except New York. We will market the Policy everywhere we conduct variable life business. The Policies offered by this prospectus were issued by us and will be funded in the Separate Account and/or the Fixed Account.
The Company has reinsurance agreements whereby certain premiums, contract charges, interest credited to contract holder funds, benefits and expenses are ceded to GILICO.
On December 31, 2019, GILICO completed the indirect acquisition of Lincoln Benefit. The benefits and provisions of the Policies have not been changed by the transactions and agreements pursuant to this acquisition, and none of the transactions or agreements pursuant to this acquisition have changed the fact that we are primarily liable to you for your Policy.
Additionally, on April 1, 2014, Lincoln Benefit and Allstate Life entered into an Amended and Restated Reinsurance Agreement, pursuant to which Allstate Life reinsures business that was ceded by Lincoln Benefit to Allstate Life before the acquisition (the “ALIC Reinsured Business”). Allstate Life provides certain administrative services for the ALIC Reinsured Business and the Separate Account pursuant to an Amended and Restated Administrative Services Agreement entered into between Lincoln Benefit and Allstate Life, effective as of April 1, 2014.
Allstate Life or Lincoln Benefit may engage other service providers to provide certain administrative functions. These service providers may change over time, and as of December 31, 2020, consisted of the following: Toppan Merrill LLC (compliance printing and mailing) and DST Systems, Inc. (FAN mail, positions, prices).

In administering the Policies, the services agreements include the following services, among others:
•Maintenance of Policy Owner records;
•Policy Owner services;
•Calculation of unit values;
•Maintenance of the Separate Account;
•Preparation of Policy Owner statements;
•Maintenance of fund company relationships, reports and materials;
•Maintenance, coordination and filing of product prospectus materials
•Payment of commissions and agent licenses,
•Trading of underlying NAV shares, and
•Compliance with certain regulatory activities.

State Regulation of Lincoln Benefit. We are subject to the laws of Nebraska and regulated by the Nebraska Department of Insurance ("Department of Insurance"). Every year we file an annual statement with the Department of Insurance covering our operations for the previous year and our financial condition as of the end of the year. We are inspected periodically by the Department of Insurance to verify our contract liabilities and reserves. Our books and records are subject to review by the Department of Insurance at all times. We are also subject to regulation under the insurance laws of every jurisdiction in which we operate.
Lincoln Benefit Life Variable Life Account. Lincoln Benefit Life Variable Life Account was originally established in 1990, as a segregated asset account of Lincoln Benefit. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management of the Separate Account or Lincoln Benefit.

NON-PRINCIPAL RISKS OF INVESTING IN THE POLICY

Cyber Security Risks. With the increasing reliance on digital technology to conduct necessary business functions and engage customers and business partners, we are susceptible to ongoing risks and threats of cyber security incidents. These risks include the occurrence of deliberate or malicious attacks, as well as unintentional incidents. These risks are heightened by our offering of products with certain features, including those with automatic asset transfer or re-allocation strategies, and by our offering of unaffiliated underlying funds and administrators. To provide reasonable assurance, we employ people, process and technology, and related protocols to protect computer hardware, networks, systems and applications and the data transmitted and stored therewith. These measures are intended to safeguard the reliability of our systems, as well as the security, availability, integrity, and confidentiality of our data assets. We also contract with vendors who we ensure have their own safeguards for our data.

Deliberate cyber-attacks include but are not limited to: gaining unauthorized access (including physical break-ins and attempts to fraudulently induce employees, customers or other users of these systems to disclose sensitive information in order to gain access) to computer systems in order to misappropriate financial assets and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber-attacks can also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites to prevent access to computer networks. In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on our systems.

Cyber security incidents that could impact us and our Policy Owners, whether deliberate or unintentional, could arise not only during our own administration of the Policy, but also at entities operating the Policy’s underlying funds intermediaries, and third-party service providers. Cyber security failures originating with any of the entities involved with the servicing and administration of the Policy may cause significant disruptions in the business operations related to the Policy. Potential impacts of a cyber security incident include but are not limited to: financial losses under the Policy; your inability to conduct transactions under the Policy that may involve an underlying fund; an inability to calculate unit values under the Policy and/or the net asset value (“NAV”) of an underlying fund; and disclosures of your confidential personal financial information.

In addition to direct impacts to you, cyber security incidents may have adverse impacts on us. For instance, such cyber security incidents may prompt regulatory inquiries and could result in regulatory proceedings that cause us to incur regulatory, legal and/or litigation costs and may cause reputational damage. Costs incurred by us may include expenses related to reimbursement, litigation and litigation settlements, and additional compliance costs. We may also incur considerable expenses when enhancing and upgrading computer systems and systems security to prevent or remediate a cyber security failure.

The rapid proliferation of technologies--as well as the increased sophistication of organized crime, hackers, terrorists, hostile foreign governments, and others--continue to pose new and significant cyber security threats. Although we, our service providers, and the underlying funds offered under the Policy have established business continuity plans and risk management systems to mitigate cyber security risks, there can be no guarantee or assurance that such plans or systems will be effective in avoiding losses affecting your Policy due to cyber-attacks or information security breaches, or that all risks that exist or may develop in the future have been completely anticipated and identified or can be protected against. Nor can we control or assure the efficacy of the cyber security plans and systems implemented by third-party service providers, the underlying funds, and the issuers in which the underlying funds invest.

COVID-19. The outbreak of the novel coronavirus known as COVID-19 was declared a pandemic by the World Health Organization in March 2020. Equity and financial markets have experienced increased volatility and negative returns, and interest rates have declined due to the COVID-19 pandemic and other market factors. Such events can adversely impact us and our operations. Management believes it is taking appropriate actions to mitigate the negative impact to our business and operations. However, the full impact of COVID-19 is unknown and cannot be reasonably estimated or predicted at this time as these events are still developing.

Moreover, these market conditions may have impacted the performance of the Portfolios underlying the Sub-Accounts. If these market conditions continue, and depending on your individual circumstances (e.g., your selected investment options and the timing of any contributions, transfers, or withdrawals), you may experience (perhaps significant) negative returns under the Policy. The duration of the COVID-19 pandemic, and the future impact that the pandemic may have on the financial markets and global economy, remain unknown. You should consult with a financial professional about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the Policy, such as purchasing the Policy or making contributions, transfers, or withdrawals, based on your individual circumstances.

EXPERTS
The financial statements of Lincoln Benefit Life Company and the financial statements of the Lincoln Benefit Life Variable Life Account as of and for the year ended December 31, 2020 included in this Statement of Additional Information have been audited by Ernst & Young LLP, an independent registered public accounting firm, as stated in their reports appearing herein. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

The financial statements of Lincoln Benefit Life Company and the financial statements of the Lincoln Benefit Life Variable Life Account as of and for the year then ended December 31, 2019 included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.
ADDITIONAL INFORMATION ABOUT THE OPERATION OF YOUR POLICY
Replacement of Modified Endowment Contracts. If you replace a modified endowment contract issued by another insurer with a Policy, your Policy will also be deemed a modified endowment contract. Our ability to determine whether a replaced Policy issued by another insurer is a modified endowment contract is based solely on the sufficiency of the Policy data we receive from the other insurer. We do not consider ourselves liable to you if that data is insufficient to accurately determine whether the replaced Policy is a modified endowment contract. You should discuss this issue with your tax adviser if it pertains to your situation. Based on the information provided to us, we will notify you as to whether you can contribute more Premiums to your Policy without causing it to become a modified endowment contract.
Computation of Policy Value. On each Valuation Date, the portion of your Policy Value in a particular Sub-Account will equal:
(1) The total value of your Accumulation Units in the Sub-Account; plus
(2) Any Net Premium received from you and allocated to the Sub-Account during the current Valuation Period; plus
(3) Any Policy Value transferred to the Sub-Account during the current Valuation Period; minus
(4) Any Policy Value transferred from the Sub-Account during the current Valuation Period; minus
(5) Any amounts withdrawn by you (plus the applicable withdrawal charge) from the Sub-Account during the current Valuation Period; minus
(6) The portion of any Monthly Deduction allocated to the Sub-Account during the current Valuation Period for the Policy Month following the Monthly Deduction Day.
On each Valuation Date, the portion of your Policy Value in the Fixed Account will equal:
(1) Any Net Premium allocated to it, plus
(2) Any Policy Value transferred to it from the Sub-Accounts; plus
(3) Interest credited to it; minus
(4) Any Policy Value transferred out of it; minus
(5) Any amounts withdrawn by you (plus the applicable withdrawal charge); minus
(6) The portion of any Monthly Deduction allocated to the Fixed Account.

All Policy Values equal or exceed those required by law. Detailed explanations of methods of calculation are on file with the appropriate regulatory authorities.
Transfers Authorized by Telephone. You may make transfers by telephone. To give a third party authorization, you must first send us a completed authorization form.
The cut off time for telephone transfer requests is 4:00 p.m. Eastern Time. Calls completed before 4:00 p.m. will be effected on that day at that day's price. Calls completed after 4:00 p.m. will be effected on the next day that the NYSE and Lincoln Benefit Life are open for business, at that day's price.
GENERAL POLICY PROVISIONS
Statements to Policy Owners. We will maintain all records relating to the Separate Account and the Sub-Accounts. Each year we will send you a report showing information concerning your Policy transactions in the past year and the current status of your Policy. The report will include information such as the Policy Value as of the end of the current and the prior year, the current Death Benefit, Surrender Value, Policy Debt, partial withdrawals, earnings, Premiums paid, and deductions made since the last annual report. We will also include any information required by state law or regulation. If you ask us, we will send you an additional report at any time. We may charge you up to $25 for this extra report. We will tell you the current charge before we send you the report.
In addition, we will send you the reports required by the 1940 Act. We will mail you confirmation notices or other appropriate notices of Policy transactions quarterly or more frequently if required by law. You should therefore give us prompt written notice of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly with any questions.
Limit on Right to Contest. We may not contest the insurance coverage under the Policy after the Policy has been in force for two years while the Insured is alive. If the Policy has lapsed and been reinstated, we may not contest the reinstatement after two years from the date of the reinstatement while the Insured is alive. We may not contest any increase in the Face Amount of the Policy after the increase has been in effect for two years while the Insured is alive.
Suicide. If the Insured commits suicide while sane or kills him or herself while insane within two years of the Issue Date or within two years of any increase in the Face Amount, we are not required to pay the full Death Benefit that would otherwise be payable. Instead, we will pay an amount equal to the Policy Value less any Policy Debt and the Policy will stop. If within two years of the effective date of any increase in the Face Amount the Insured commits suicide while sane or kills him or herself while insane, we will pay a Death Benefit for the increase equal to the total cost of insurance charges.
Misstatement as to Age and Sex. If the age or sex of the Insured is incorrectly stated in the application, we will adjust the Death Benefit appropriately as specified in the Policy.
ADDITIONAL INFORMATION ABOUT CHARGES
We do not assess a surrender charge on surrenders under Policies issued to employees of Allstate, or to their spouses or minor children if these individuals reside in the State of Nebraska.

DISTRIBUTOR
Allstate Distributors, L.L.C., ("ADLLC"), located at 3075 Sanders Rd, Northbrook, IL 60062-7127 serves as principal underwriter and distributor of the Policies. ADLLC is a wholly-owned subsidiary of Allstate Life Insurance Company. ADLLC is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("Exchange Act"), and is a member of FINRA.
The underwriting agreement with ADLLC provides that we will reimburse ADLLC for expenses incurred in distributing the Policies, including liability arising out of services we provide on the Policies.

	2018	2019	2020
Commission paid to ADLLC that were paid to other broker-dealers and registered representatives	0	0	0
Commission kept by ADLLC	0	0	0
Other fees paid to ADLLC for distribution services	0	0	0
DISTRIBUTION OF THE POLICY
Lincoln Benefit offered the Policies on a continuous basis until December 31, 2003. The Policies were sold by registered representatives of broker-dealers who were our licensed insurance agents, either individually or through an incorporated insurance agency. Registered representatives may be eligible for a trail commission of .25% of policy value on policies that have been in force for at least one year. In addition, certain bonuses and managerial compensation may be paid. We pay all such commissions and incentives.

Commissions payable to sales representatives for the sale of the Policy are calculated based on the total Premium payments. If you purchased a Primary Insured Rider, the commissions will vary depending on the allocation of your coverage between the base Policy and the Primary Insured Rider. The same initial Death Benefit will result in the highest commission when there is no Primary Insured Rider, with the commission declining as the portion of the Death Benefit coverage allocated to the Primary Insured Rider increases. Thus, the lowest commission amount is payable when the maximum Primary Insured Rider is purchased.
FINANCIAL STATEMENTS
The financial statements of the Separate Account as of December 31, 2020 and for each of the two years in the period ended December 31, 2020, the financial statements and related financial statement schedules of Lincoln Benefit Life Company as of December 31, 2020 and December 31, 2019, for each of the three years in the period ended December 31, 2020, and the accompanying Reports of Independent Registered Public Accounting Firms appear in the Statement of Additional Information are incorporated herein by reference to the Form N-VPFS filed on April 21, 2021.

INVESTOR'S SELECT FLEXIBLE PREMIUM
VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

Lincoln Benefit Life Variable Life Account
("Separate Account")
Issued by Lincoln Benefit Life Company

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2021

This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectus dated May 1, 2021 and should be read in conjunction therewith. You may obtain a copy of the Prospectus without charge by calling us at 1-844-768-6780 or writing to us at Lincoln Benefit Life Company, Policyholder Services, P.O. Box 1538, Jacksonville, IL 62651-1538 or visiting www.life.lbl.com. The defined terms used in this Statement of Additional Information are as defined in the Prospectus.

TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY

Description of Lincoln Benefit Life Company

State Regulation of Lincoln Benefit

Lincoln Benefit Life Variable Life Account

NON-PRINCIPAL RISKS OF INVESTING IN THE POLICY

Cyber Security Risk

Covid-19

EXPERTS

ADDITIONAL INFORMATION CONCERNING THE OPERATION OF YOUR POLICY

Replacement of Modified Endowment Contracts

Computation of Policy Value

Transfers Authorized by Telephone

GENERAL POLICY PROVISIONS

Statements to Policy Owners

Limit on Right to Contest

Suicide

Misstatement as to Age and Sex

ADDITIONAL INFORMATION ABOUT CHARGES

DISTRIBUTOR

DISTRIBUTION OF THE POLICY

FINANCIAL STATEMENTS

GENERAL INFORMATION AND HISTORY
Description of Lincoln Benefit Life Company. Lincoln Benefit Life Company (“Lincoln Benefit” or the “Company”) is a stock life insurance company organized under the laws of the state of Nebraska in 1938. Our legal domicile and principal business address is 1221 N Street, Suite 200, Lincoln, NE 68508. Lincoln Benefit is a wholly-owned subsidiary of LBL HoldCo II, Inc., a Delaware corporation (“HoldCo”), which is a wholly-owned subsidiary of LBL HoldCo, Inc., a Delaware corporation (“HoldCo Parent”). HoldCo Parent is a wholly-owned subsidiary of Guaranty Income Life Insurance Company (“GILICO”)., an Iowa-domiciled insurance company.
We are authorized to conduct life insurance and annuity business in the District of Columbia, U.S. Virgin Islands and all states except New York. We will market the Policy everywhere we conduct variable life business. The Policies offered by this prospectus were issued by us and will be funded in the Separate Account and/or the Fixed Account.
The Company has reinsurance agreements whereby certain premiums, contract charges, interest credited to contract holder funds, benefits and expenses are ceded to GILICO.
On December 31, 2019, GILICO completed the indirect acquisition of Lincoln Benefit. The benefits and provisions of the Policies have not been changed by the transactions and agreements pursuant to this acquisition, and none of the transactions or agreements pursuant to this acquisition have changed the fact that we are primarily liable to you for your Policy.
Additionally, on April 1, 2014, Lincoln Benefit and Allstate Life entered into an Amended and Restated Reinsurance Agreement, pursuant to which Allstate Life reinsures business that was ceded by Lincoln Benefit to Allstate Life before the acquisition (the “ALIC Reinsured Business”). Allstate Life provides certain administrative services for the ALIC Reinsured Business and the Separate Account pursuant to an Amended and Restated Administrative Services Agreement entered into between Lincoln Benefit and Allstate Life, effective as of April 1, 2014.
Lincoln Benefit has entered into a master services agreement with Alliance-One Services, Inc., pursuant to which Alliance-One Services, Inc. or an affiliate provides certain administrative services to the Separate Account and the Recaptured Business. Alliance-One Services, Inc. or Lincoln Benefit may engage other service providers to provide certain administrative functions. These service providers may change over time, and as of December 31, 2020, consisted of the following: Toppan Merrill LLC (compliance printing and mailing) and DST Systems, Inc. (FAN mail, positions, prices).
In administering the Policies, the services agreements include the following services, among others:
•Maintenance of Policy Owner records;
•Policy Owner services;
•Calculation of unit values;
•Maintenance of the Separate Account;
•Preparation of Policy Owner statements;
•Maintenance of fund company relationships, reports and materials;
•Maintenance, coordination and filing of product prospectus materials

•Payment of commissions and agent licenses,
•Trading of underlying NAV shares, and
•Compliance with certain regulatory activities.

State Regulation of Lincoln Benefit. We are subject to the laws of Nebraska and regulated by the Nebraska Department of Insurance ("Department of Insurance"). Every year we file an annual statement with the Department of Insurance covering our operations for the previous year and our financial condition as of the end of the year. We are inspected periodically by the Department of Insurance to verify our contract liabilities and reserves. Our books and records are subject to review by the Department of Insurance at all times. We are also subject to regulation under the insurance laws of every jurisdiction in which we operate.
Lincoln Benefit Life Variable Life Account. Lincoln Benefit Life Variable Life Account was originally established in 1990, as a segregated asset account of Lincoln Benefit. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management of the Separate Account or Lincoln Benefit.
NON-PRINCIPAL RISKS OF INVESTING IN THE POLICY

Cyber Security Risks. With the increasing reliance on digital technology to conduct necessary business functions and engage customers and business partners, we are susceptible to ongoing risks and threats of cyber security incidents. These risks include the occurrence of deliberate or malicious attacks, as well as unintentional incidents. These risks are heightened by our offering of products with certain features, including those with automatic asset transfer or re-allocation strategies, and by our offering of unaffiliated underlying funds and administrators. To provide reasonable assurance, we employ people, process and technology, and related protocols to protect computer hardware, networks, systems and applications and the data transmitted and stored therewith. These measures are intended to safeguard the reliability of our systems, as well as the security, availability, integrity, and confidentiality of our data assets. We also contract with vendors who we ensure have their own safeguards for our data.

Deliberate cyber-attacks include but are not limited to: gaining unauthorized access (including physical break-ins and attempts to fraudulently induce employees, customers or other users of these systems to disclose sensitive information in order to gain access) to computer systems in order to misappropriate financial assets and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber-attacks can also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites to prevent access to computer networks. In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on our systems.

Cyber security incidents that could impact us and our Policy Owners, whether deliberate or unintentional, could arise not only during our own administration of the Policy, but also at entities operating the Policy’s underlying funds intermediaries, and third-party service providers. Cyber security failures originating with any of the entities involved with the servicing and administration of the Policy may cause significant disruptions in the business operations related to the Policy. Potential impacts of a cyber security incident include but are not limited to: financial losses under the Policy; your inability to conduct transactions under the Policy that may involve an underlying fund; an inability to calculate unit values under the Policy and/or the net asset value (“NAV”) of an underlying fund; and disclosures of your confidential personal financial information.

In addition to direct impacts to you, cyber security incidents may have adverse impacts on us. For instance, such cyber security incidents may prompt regulatory inquiries and could result in regulatory proceedings that cause us to incur regulatory, legal and/or litigation costs and may cause reputational damage. Costs incurred by us may include expenses related to reimbursement, litigation and litigation settlements, and additional compliance costs. We may also incur considerable expenses when enhancing and upgrading computer systems and systems security to prevent or remediate a cyber security failure.

The rapid proliferation of technologies--as well as the increased sophistication of organized crime, hackers, terrorists, hostile foreign governments, and others--continue to pose new and significant cyber security threats. Although we, our service providers, and the underlying funds offered under the Policy have established business continuity plans and risk management systems to mitigate cyber security risks, there can be no guarantee or assurance that such plans or systems will be effective in avoiding losses affecting your Policy due to cyber-attacks or information security breaches, or that all risks that exist or may develop in the future have been completely anticipated and identified or can be protected against. Nor can we control or assure the efficacy of the cyber security plans and systems implemented by third-party service providers, the underlying funds, and the issuers in which the underlying funds invest.

COVID-19. The outbreak of the novel coronavirus known as COVID-19 was declared a pandemic by the World Health Organization in March 2020. Equity and financial markets have experienced increased volatility and negative returns, and interest rates have declined due to the COVID-19 pandemic and other market factors. Such events can adversely impact us and our operations. Management believes it is taking appropriate actions to mitigate the negative impact to our business and operations. However, the full impact of COVID-19 is unknown and cannot be reasonably estimated or predicted at this time as these events are still developing.

Moreover, these market conditions may have impacted the performance of the Portfolios underlying the Sub-Accounts. If these market conditions continue, and depending on your individual circumstances (e.g., your selected investment options and the timing of any contributions, transfers, or withdrawals), you may experience (perhaps significant) negative returns under the Policy. The duration of the COVID-19 pandemic, and the future impact that the pandemic may have on the financial markets and global economy, remain unknown. You should consult with a financial professional about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the Policy, such as purchasing the Policy or making contributions, transfers, or withdrawals, based on your individual circumstances.

EXPERTS
The financial statements of Lincoln Benefit Life Company and the financial statements of the Lincoln Benefit Life Variable Life Account as of and for the year ended December 31, 2020 included in this Statement of Additional Information have been audited by Ernst & Young LLP, an independent registered public accounting firm, as stated in their reports appearing herein. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.
The financial statements of Lincoln Benefit Life Company and the financial statements of the Lincoln Benefit Life Variable Life Account as of and for the year then ended December 31, 2019 included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.
ADDITIONAL INFORMATION ABOUT THE OPERATION OF YOUR POLICY
Replacement of Modified Endowment Contracts. If you replace a modified endowment contract issued by another insurer with a Policy, your Policy will also be deemed a modified endowment contract. Our ability to determine whether a replaced Policy issued by another insurer is a modified endowment contract is based solely on the sufficiency of the Policy data we receive from the other insurer. We do not consider ourselves liable to you if that data is insufficient to accurately determine whether the replaced Policy is a modified endowment contract. You should discuss this issue with your tax adviser if it pertains to your situation. Based on the information provided to us, we will notify you as to whether you can contribute more Premiums to your Policy without causing it to become a modified endowment contract.
Computation of Policy Value. On each Valuation Date, the portion of your Policy Value in a particular Sub-Account will equal:
(1) The total value of your Accumulation Units in the Sub-Account; plus
(2) Any Net Premium received from you and allocated to the Sub-Account during the current Valuation Period; plus
(3) Any Policy Value transferred to the Sub-Account during the current Valuation Period; minus
(4) Any Policy Value transferred from the Sub-Account during the current Valuation Period; minus
(5) Any amounts withdrawn by you (plus the applicable withdrawal charge) from the Sub-Account during the current Valuation Period; minus
(6) The portion of any Monthly Deduction allocated to the Sub-Account during the current Valuation Period for the Policy Month following the Monthly Deduction Day.
On each Valuation Date, the portion of your Policy Value in the Fixed Account will equal:
(1) Any Net Premium allocated to it, plus
(2) Any Policy Value transferred to it from the Sub-Accounts; plus
(3) Interest credited to it; minus
(4) Any Policy Value transferred out of it; minus

(5) Any amounts withdrawn by you (plus the applicable withdrawal charge); minus
(6) The portion of any Monthly Deduction allocated to the Fixed Account.
All Policy Values equal or exceed those required by law. Detailed explanations of methods of calculation are on file with the appropriate regulatory authorities.
Transfers Authorized by Telephone. You may make transfers by telephone. To give a third party authorization, you must first send us a completed authorization form.
The cut off time for telephone transfer requests is 4:00 p.m. Eastern Time. Calls completed before 4:00 p.m. will be effected on that day at that day's price. Calls completed after 4:00 p.m. will be effected on the next day that the NYSE and Lincoln Benefit Life are open for business, at that day's price.
GENERAL POLICY PROVISIONS
Statements to Policy Owners. We will maintain all records relating to the Separate Account and the Sub-Accounts. Each year we will send you a report showing information concerning your Policy transactions in the past year and the current status of your Policy. The report will include information such as the Policy Value as of the end of the current and the prior year, the current Death Benefit, Surrender Value, Policy Debt, partial withdrawals, earnings, Premiums paid, and deductions made since the last annual report. We will also include any information required by state law or regulation. If you ask us, we will send you an additional report at any time. We may charge you up to $25 for this extra report. We will tell you the current charge before we send you the report.
In addition, we will send you the reports required by the 1940 Act. We will mail you confirmation notices or other appropriate notices of Policy transactions quarterly or more frequently if required by law. You should therefore give us prompt written notice of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly with any questions.
Limit on Right to Contest. We may not contest the insurance coverage under the Policy after the Policy has been in force for two years while the Insured is alive. If the Policy has lapsed and been reinstated, we may not contest the reinstatement after two years from the date of the reinstatement while the Insured is alive. We may not contest any increase in the Face Amount of the Policy after the increase has been in effect for two years while the Insured is alive.
Suicide. If the Insured commits suicide while sane or kills him or herself while insane within two years of the Issue Date or within two years of any increase in the Face Amount, we are not required to pay the full Death Benefit that would otherwise be payable. Instead, we will pay an amount equal to the Policy Value less any Policy Debt and the Policy will stop. If within two years of the effective date of any increase in the Face Amount the Insured commits suicide while sane or kills him or herself while insane, we will pay a Death Benefit for the increase equal to the total cost of insurance charges.
Misstatement as to Age and Sex. If the age or sex of the Insured is incorrectly stated in the application, we will adjust the Death Benefit appropriately as specified in the Policy.

ADDITIONAL INFORMATION ABOUT CHARGES
We do not assess a surrender charge on surrenders under Policies issued to employees of Allstate, or to their spouses or minor children if these individuals reside in the State of Nebraska.
DISTRIBUTOR
Allstate Distributors, L.L.C., ("ADLLC"), located at 3075 Sanders Rd, Northbrook, IL 60062-7127 serves as principal underwriter and distributor of the Policies. ADLLC is a wholly-owned subsidiary of Allstate Life Insurance Company. ADLLC is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("Exchange Act"), and is a member of FINRA.
The underwriting agreement with ADLLC provides that we will reimburse ADLLC for expenses incurred in distributing the Policies, including liability arising out of services we provide on the Policies.

	2018	2019	2020
Commission paid to ADLLC that were paid to other broker-dealers and registered representatives	0	0	0
Commission kept by ADLLC	0	0	0
Other fees paid to ADLLC for distribution services	0	0	0
DISTRIBUTION OF THE POLICY
Lincoln Benefit offered the Policies on a continuous basis until December 31, 2003. The Policies were sold by registered representatives of broker-dealers who were our licensed insurance agents, either individually or through an incorporated insurance agency. Registered representatives may be eligible for a trail commission of .25% of policy value on policies that have been in force for at least one year. In addition, certain bonuses and managerial compensation may be paid. We pay all such commissions and incentives.

Commissions payable to sales representatives for the sale of the Policy are calculated based on the total Premium payments. If you purchased a Primary Insured Rider, the commissions will vary depending on the allocation of your coverage between the base Policy and the Primary Insured Rider. The same initial Death Benefit will result in the highest commission when there is no Primary Insured Rider, with the commission declining as the portion of the Death Benefit coverage allocated to the Primary Insured Rider increases. Thus, the lowest commission amount is payable when the maximum Primary Insured Rider is purchased.
FINANCIAL STATEMENTS
The financial statements of the Separate Account as of December 31, 2020 and for each of the two years in the period ended December 31, 2020, the financial statements and related financial statement schedules of Lincoln Benefit Life Company as of December 31, 2020 and December 31, 2019, for each of the three years in the period ended December 31, 2020, and the accompanying Reports of Independent Registered Public Accounting Firms appear in the Statement of Additional Information are incorporated herein by reference to the Form N-VPFS filed on April 21, 2021.

PART C
OTHER INFORMATION

Item 30. EXHIBITS
(a) Resolution of the Board of Directors of Lincoln Benefit Life Company authorizing establishment of Registrant
(b) Custodian Agreement (Not Applicable)

(c) (i) Principal Underwriting Agreement
(a) Amended and Restated Principal Underwriting Agreement by and between Lincoln Benefit Life Company and Allstate Distributors, LLC, effective April 1, 2014.
(ii) Form of Selling Agreement is incorporated by reference to Exhibit 3(b) from Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed April 1, 1999 (File No. 333-50545, 811-7924).
(iii) Schedule of Sales Commissions is incorporated by reference to Exhibit 3(c) from Post-Effective Amendment No. 9 to Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life, File No. 33-67386, filed April 28, 1998.
(iv) Table of Surrender Charges is incorporated by reference from Post-Effective Amendment No. 16 on Form N-6 to Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, filed April 22, 2003 (File No. 33-67386, 811-9154).

(d) Form of the Investors Select Variable Universal Life Policy is incorporated by reference to Exhibit 5 from Post-Effective Amendment No. 9 to Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life, File No. 33-67386, filed April 28, 1998.

(e) Application Form is incorporated by reference to Exhibit 10 from Post-Effective Amendment No. 8 to Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, File No. 33-67386, filed April 30, 1997.

(f) (1) Certificate of Incorporation of Lincoln Benefit is incorporated herein by reference to Exhibit 3(i) to Lincoln Benefit Life Company's Registration Statement on Form S-1, filed on April 13, 2015. (SEC File No. 333-203371).
(2) By-laws of Lincoln Benefit are incorporated herein by reference to Exhibit 3.2 to Lincoln Benefit Life Company's Quarterly Report on Form 10-Q filed May 5, 2006. (SEC File No. 333-59765).
(g) Contracts of Reinsurance
(1) Amended and Restated Reinsurance Agreement by and between Lincoln Benefit Life Company and Allstate Life Insurance Company, effective April 1, 2014 is Incorporated herein by reference to Exhibit 10.25 to Post-Effective Amendment No. 2 to Lincoln Benefit Life Company's Registration Statement on Form S-1, filed on April 4, 2014. (SEC File No. 333-180375).
(2) Reinsurance Agreement by and between Lincoln Benefit Life Company and Guaranty Income Life Insurance Company, effective December 31, 2019 is incorporated by reference to Exhibit 26(g)(2) to Post-Effective Amendment No. 34 to the Registration Statement on Form N-6 for the Policies, filed April 13, 2020.

(h) Fund Participation Agreements:
(1) Fund Participation Agreement between Janus Aspen Series and Lincoln Benefit Life Company is incorporated by reference to Exhibit 8(a) from Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, filed March 11, 1998 (File No. 333-47717).
(2) Participation Agreement among Lincoln Benefit Life Company, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV, Variable Insurance Products Fund V and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit 30(h)(3) to Post-Effective Amendment No. 20 to the Registration Statement on Form N-6 of the Consultant Accumulator Policies, filed February 26, 2021 File No. 333-100131.

(3) (i) Participation Agreement between Scudder Variable Life Investment Fund and Lincoln Benefit Life Company is incorporated by reference to Exhibit 8(e)(1) from Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, filed March 11, 1998 (File No. 333-47717).
(ii) Reimbursement Agreement by and between Scudder, Stevens & Clark, Inc. and Lincoln Benefit Life Company is incorporated by reference to Exhibit 8(e)(2) from Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, filed March 11, 1998 (File No. 333-47717).
(iii) Participating Contract and Policy Agreement between Scudder Investor Services, Inc. and Lincoln Benefit Financial Services Incorporated by reference to Exhibit 8(e)(3) from Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, filed March 11, 1998 (File No. 333-47717).
(4) Fund Participation Agreement between Lincoln Benefit Life Company, Insurance Management Series and Federated Securities Corp. is incorporated by reference to Exhibit 8(i) from Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, filed March 11, 1998 (File No. 333-47717).
(5) Fund Participation Agreement (Service Shares) between Janus Aspen Series and Lincoln Benefit Life Company is incorporated by reference to Exhibit 8(l) from Post-Effective Amendment No. 1 to Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed August 8, 2001 (File No. 333-61146, 811-7924).
(6) Participation Agreement between Lincoln Benefit Life Company and LSA Variable Series Trust is incorporated by reference to Exhibit 8(g) from Pre-Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed September 29, 1999 (File No. 333-82427).
(7) Participation Agreement among MFS Variable Insurance Trust, Lincoln Benefit Life Company, and Massachusetts Financial Services Company is incorporated by reference to Exhibit (h)(7) from Amendment No. 114 to the Registration Statement on Form N-6 for Lincoln Benefit Life Variable Life Account, filed April 28, 2021.
(8) (i) Form of Participation Agreement between Lincoln Benefit Life Company and OCC Accumulation Trust is Incorporated by reference to Exhibit 8(g) from Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed July 8, 1999 (File No. 333-82427, 811-7924).
(ii) Amendment to Participation Agreement among OCC Accumulation Trust, OCC Distributors and Lincoln Benefit Life Company is Incorporated by reference to Exhibit 8(h)(2) from Post-Effective Amendment No. 2 to Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed January 17, 2001 (File No. 333-82427, 811-7924).
(9) Participation Agreement among Panorama Series Fund, Inc., Oppenheimer Funds, Inc., and Lincoln Benefit Life Company is incorporated herein by reference to Exhibit 30(h)(10) to Post-Effective Amendment No. 20 to the Registration Statement on Form N-6 of the ConsultantAccumulator Policies, filed February 26, 2021 File No. 333-100131.
(10) Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., and Lincoln Benefit Life Company is incorporated herein by reference to Exhibit 30(h)(9) to Post-Effective Amendment No. 20 to the Registration Statement on Form N-6 of the ConsultantAccumulator Policies, filed February 26, 2021 File No. 333-100131.
(11) Participation Agreement among PIMCO Variable Insurance Trust, Lincoln Benefit Life Company and PIMCO Funds Distributor LLC is incorporated by reference to Exhibit (h)(11) to Amendment No. 114 for Lincoln Benefit Life Variable Life Account filed on April 28, 2021.
(12) Participation Agreement among Putnam Variable Trust, Putnam Retail Management, Inc., and Lincoln Benefit Life Company is incorporated by reference to Exhibit (h)(12) to Amendment No. 114 for Lincoln Benefit Life Variable Life Account filed on April 28, 2021.
(13) Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds, Inc., Van Kampen Asset Management, Inc., and Lincoln Benefit Life Company is incorporated by reference to Exhibit 8(k) from Post-Effective Amendment No. 1 to Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed August 8, 2001 (File No. 333-61146, 811-7924).
(14) Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc, Lincoln Benefit Life Company, and ALFS, Inc is incorporated by reference to Exhibit (h)(1) from Amendment No. 114 to the Registration Statement on Form N-6 of Lincoln Benefit Life Variable Life Account, filed on April 28, 2021.
(15) Participation Agreement between Salomon Brothers Variable Series Fund, Inc., Salomon Brothers Asset Management, Inc. and Lincoln Benefit Life Company is filed herewith.

(i) Administrative Contracts
(1) Amended and Restated Administrative Services Agreement by and between Lincoln Benefit Life Company and Allstate Life Insurance Company, effective April 1, 2014 is incorporated herein by reference to Exhibit 10.14 to Post-Effective Amendment No. 1 to Lincoln Benefit Life Company's Registration Statement on Form S-1, filed on April 1, 2016. (SEC File No. 333-203371).
(2) Third Party Administrator Agreement by and between Alliance-One Services, Inc. and Lincoln Benefit Life Company, effective June 16, 2014 is incorporated herein by reference to Exhibit 26(i)(2) to Post-Effective Amendment No. 14 on Form N-6 for Lincoln Benefit Life Variable Life Account, filed April 15, 2016 (File No. 333-100131, 811-09154).
(j) Other Material Contracts
(1) Partial Commutation Agreement by and between Allstate Life Insurance Company and Lincoln Benefit Life Company, effective April 1, 2014 is incorporated herein by reference to Exhibit 10.26 to Post-Effective Amendment No. 2 to Lincoln Benefit Life Company's Registration Statement on Form S-1, filed on April 4, 2014. (SEC File No. 333-180375).
(k) Opinion and Consent of Counsel – filed herewith
(l) Actuarial Opinion and Consent (Not Applicable)
(m) Sample Calculations (Not Applicable)
(n) Other Consents
(1) Consent of Independent Registered Public Accounting Firm – filed herewith
(2) Consent of Independent Registered Public Accounting Firm – filed herewith
(o) Omitted financial statements (Not applicable)
(p) Initial Capital Arrangements (Not Applicable)
(q) Procedures Memorandum pursuant to Rule 6e-3(T)(b)(12)(ii) is incorporated by reference to Exhibit 15 from Post-Effective Amendment #9 to Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life, File No. 33-67386, filed April 28, 1998.
(r) Initial Summary Prospectus (Not Applicable)
(99) (a) Powers of Attorney for Dhiren Jhaveri, Bradley Rosenblatt, Joseph Wieser and Burke Harr are incorporated by reference to Exhibit 99 to Post-Effective Amendment No. 34 to the Registration Statement on Form N-6 for the Policies, filed April 13, 2020.

Item 31. EXECUTIVE OFFICERS AND DIRECTORS OF LINCOLN BENEFIT
Our directors and officers are listed below. The principal business address of each of the officers and directors listed below is 1221 N Street, Suite 200, Lincoln, Nebraska 68508.

Dhiren Jhaveri	Director
Bradley Rosenblatt	Director
Joseph Wieser	Director
Burke Harr	Director
Carlos Sierra	Director and President
Erik Braun	Chief Financial Officer, Treasurer and Vice President

Item 32. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT
Lancaster Re Captive Insurance Company, organized under laws of the State of Nebraska

Item 33. INDEMNIFICATION
The Articles of Incorporation of Lincoln Benefit Life Company (Depositor) provide for the indemnification of its directors and officers against expenses, judgments, fines and amounts paid in settlement as incurred by such person, so long as such person shall not have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company. This right of indemnity is not exclusive of other rights to which a director or officer may otherwise be entitled. LBL HoldCo II, Inc. has obtained directors and officers liability insurance which insures against certain liabilities that the directors and officers of LBL HoldCo II, Inc. and its subsidiaries, may, in such capacities, incur.
The By-Laws of ADLLC (Distributor) provide that the corporation will indemnify a director, officer, employee or agent of the corporation to the full extent of Delaware law. In general, Delaware law provides that a corporation may indemnify a director, officer, employee or agent against expenses, judgments, fines and amounts paid in settlement if that individual acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. No indemnification shall be made for expenses, including attorney's fees, if the person shall have been judged to be liable to the corporation unless a court determines such person is entitled to such indemnity. Expenses incurred by such individual in defending any action or proceeding may be advanced by the corporation so long as the individual agrees to repay the corporation if it is later determined that he or she is not entitled to such indemnification.
Under the terms of the Amended and Restated Principal Underwriting Agreement, Depositor agrees to indemnify and hold harmless Distributor against all losses arising out of or based upon (a) the failure of Depositor to perform any of its obligations under the agreement, (b) the inaccuracy of any warranty or representation of Depositor made in the agreement, (c)(i) any untrue statement or alleged untrue statement of a material fact or omission contained in any registration statement or prospectus relating to a Distributor-sold Policy or any interest offered under a Distributor-sold Policy or any amendment thereof, based on information provided in writing by Depositor after the date of the agreement, expressly for use by Allstate Life Insurance Company, as Administrator under the Administrative Services Agreement, in the preparation of such registration statement or prospectus, and (ii) any untrue statement or alleged untrue statement of a material fact or omission contained in any registration statement or prospectus or other product materials relating to an MBA-sold Policy or any interest offered under an MBA-sold Policy or any amendment thereof, except to the extent such statement or omission was made in reliance upon information furnished in writing to Depositor by Distributor after the date of the agreement; (d) any negligence or willful misconduct or violation of applicable law by Depositor and/or any of its officers, employees, agents or representatives in performing its obligations under the agreement with respect to the policies that are the subject of the agreement, and/or (e) any successful enforcement of the indemnity in the agreement; provided that, (x) Depositor will have no obligation to indemnify the Distributor to the extent such loss results from (i) any act or omission resulting from the negligence or willful misconduct of Distributor after the date of the agreement, or (ii) any violation by Distributor of its obligations under the agreement; and (y) Depositor will have no obligation under the agreement to indemnify the Distributor for any loss to the extent that such loss was caused by Allstate Life Insurance Company in its performance of services on behalf of Depositor under the Administrative Services Agreement.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the forgoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public Policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public Policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 34. PRINCIPAL UNDERWRITERS
Allstate Distributors, L.L.C., ("ADLLC") serves as principal underwriter and distributor of the Policies. ADLLC is a wholly-owned subsidiary of Allstate Life Insurance Company. ADLLC is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("Exchange Act"), and is a member of FINRA.
As stated in the SAI, under the underwriting agreement for the Policies, Lincoln Benefit reimburses ADLLC for expenses incurred in distributing the Policies, including liability arising from services Lincoln Benefit provides on the Policies.
In addition to the Lincoln Benefit Life Variable Life Account, ADLLC serves as the principal distributor of certain life insurance policies and the following separate accounts:
Allstate Life Variable Life Separate Account A
Allstate Life of New York Variable Life Separate Account A
Allstate Life Insurance Co Variable Annuity Separate Account C
Intramerica Variable Annuity Account
Allstate Assurance Company Variable Life Separate Account

The following are the directors and officers of ADLLC. The principal business address of each of the officers and directors listed below is 3075 Sanders Road, Northbrook, IL 60062.

Name	Position with Distributor
JAMES M. FLEWELLEN	MANAGER AND CHAIRMAN OF THE BOARD
ANGELA K. FONTANA	MANAGER, VICE PRESIDENT, GENERAL COUNSEL AND SECRETARY
REBECCA D. KENNEDY	MANAGER
MARY K. NELSON	MANAGER AND PRESIDENT
BRIGITTE K. LENZ	MANAGER
MICHAEL A. PEDRAJA	SENIOR VICE PRESIDENT AND ASSISTANT TREASURER
JESSE E. MERTEN	MANAGER
JOHN C. PINTOZZI	SENIOR VICE PRESIDENT AND CONTROLLER
CHRISTINA HWANG	SENIOR VICE PRESIDENT
KENNETH P. PRIESS	VICE PRESIDENT AND TREASURER
COURTNEY V. WELTON	SENIOR VICE PRESIDENT AND CHIEF PRIVACY AND ETHICS OFFICER
DANA GOLDSTEIN	CHIEF COMPLIANCE OFFICER
DANIEL G. GORDON	VICE PRESIDENT AND ASSISTANT SECRETARY
LISETTE S. WILLEMSEN	ASSISTANT SECRETARY
CAROL E. LUNDAHL	VICE PRESIDENT AND ASSISTANT TREASURER

Item 35. LOCATION OF ACCOUNTS AND RECORDS
The Depositor, Lincoln Benefit Life Company, is located at 1221 N Street, Suite 200, Lincoln, Nebraska 68508.
The Principal Underwriter, ADLLC, is located at 3075 Sanders Road, Northbrook, Illinois 60062.

The Administrator of the Separate Account and the Administrative Service Provider, Allstate Life Insurance Company, is located at 3075 Sanders Road, Northbrook, IL 60062.
The Administrative Services Provider for the Policies, Alliance-One Services, Inc., is located at 1275 Sandusky Road, Jacksonville, Illinois 62650.
Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

Item 36. MANAGEMENT SERVICES
None.

Item 37. REPRESENTATION OF REASONABLENESS OF FEES
Lincoln Benefit Life Company hereby represents that the aggregate fees and charges deducted under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Benefit.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 ("Securities Act') and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of effectiveness for this Post-Effective Amendment No. 36 to its Registration Statements and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Chicago, and the State of Illinois, on April 28, 2021.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
(Registrant)
By: LINCOLN BENEFIT LIFE COMPANY
By: /s/ Carlos Sierra
- - - - - - - - - - - - - - - - - - - - - - - - -
Carlos Sierra
Director and President

LINCOLN BENEFIT LIFE COMPANY
(Depositor)
By: /s/ Carlos Sierra
- - - - - - - - - - - - - - - - - - - - - - - - -
Carlos Sierra
Director and President
Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 36 to the Registration Statement has been signed by the following persons and in the capacities indicated on April 28, 2021.

(Signature)	(Title)

*Dhiren Jhaveri
Dhiren Jhaveri	Director

*Bradley Rosenblatt
Bradley Rosenblatt	Director

*Joseph Wieser
Joseph Wieser	Director

*Burke Harr
Burke Harr	Director

/s/ Carlos Sierra
Carlos Sierra	Director and President (Principal Executive Officer)

/s/ Erik Braun
Erik Braun	Chief Financial Officer, Treasurer and Vice President (Principal Financial Officer and Principal Accounting Officer)

*By:	/s/ Erik Braun
Erik Braun, Attorney-in-fact, pursuant to Power of Attorney

INDEX TO EXHIBITS
FOR POST-EFFECTIVE AMENDMENT TO
REGISTRATION STATEMENT ON FORM N-6
LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

EXHIBIT NO.	DESCRIPTION

30(h)(15)	Participation Agreement between Salomon Brothers Variable Series Fund, Inc., Salomon Brothers Asset Management, Inc. and Lincoln Benefit Life Company

30(k)	Opinion and Consent of Counsel

30(n)(1)	Consent of Independent Registered Public Accounting Firm

30(n)(2)	Consent of Independent Registered Public Accounting Firm